UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 - June 30, 2006

Item 1:	Reports to Shareholders

Vanguard® Balanced Index Fund

> Semiannual Report

June 30, 2006

>	During the six months ended June 30, 2006, Vanguard Balanced Index Fund returned 1.7%.
>	The fund’s return was in line with that of its composite benchmark but slightly trailed the return of the average peer fund.
>

Energy, industrials, and telecommunication services stocks were bright spots within the fund’s stock portfolio. The fund’s bond portfolio provided negligible returns, as rising interest rates restrained bond performance.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	8
Financial Statements	9
About Your Fund’s Expenses	25
Trustees Approve Advisory Arrangement	27
Glossary	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Balanced Index Fund
Investor Shares	1.7%
Admiral™ Shares[1]	1.7
Institutional Shares[2]	1.7
Balanced Composite Index[3]	1.7
Average Balanced Fund[4]	1.9

Your Fund’s Performance at a Glance
December 31, 2005–June 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$19.81	$19.87	$0.270	$0.000
Admiral Shares	19.82	19.88	0.279	0.000
Institutional Shares	19.82	19.88	0.282	0.000

1A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2This class of shares also carries low expenses and is available for a minimum investment of $5 million.
3Weighted 60% stocks and 40% bonds. For stocks: the MSCI® US Broad Market Index. For bonds: the Lehman Aggregate Bond Index.
4Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

The Investor Shares of Vanguard Balanced Index Fund returned 1.7% during the fiscal half-year ended June 30, 2006. The fund’s Admiral Shares and Institutional Shares also returned 1.7% for the period. These returns were in line with that of the fund’s benchmark, the Balanced Composite Index, but slightly trailed the return of the average peer fund. While bond returns were lackluster for the period, a number of better-performing U.S. equity sectors drove your fund’s positive result.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and the declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

As the bond market stalled, equity gains helped performance

The Balanced Index Fund’s holdings consist of 60% U.S. equities and 40% fixed income securities. For the six-month period, the stock portfolio as a whole returned 3.3%, while the fund’s bonds returned –0.8%. The fund’s fixed income portfolio, which is made up of investment-grade corporate and U.S. government bonds, was affected by rising interest rates that pushed bond prices down across the maturity spectrum. During the period, the performance of the bond portfolio was consistent with that of its benchmark, the Lehman Brothers Aggregate Bond Index.

Market Barometer
		Total Returns
	Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%
Russell 2000 Index (Small-caps)	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1
MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1Annualized.

Within the fund’s equity portfolio, the energy and industrials sectors produced healthy returns during the six-month period, as energy supplies continued to be tight and prices increased. Among equities, a particularly bright spot was the telecommunication services sector. Although it represented, on average, only 3% of the fund’s equity holdings, the telecommunication services sector returned 15% during the six months. The financial services sector, the fund’s largest weighting, gained 4% for the period.

These gains were partially offset by losses in some other sectors where the fund has sizable holdings. The fund’s information technology and health care groups, which together made up nearly 30% of the fund’s equity holdings during the half-year, both declined, by –4% and –3%, respectively.

Among IT companies, earnings and corporate spending continued to disappoint, and industry giants Intel and Microsoft both reported disappointing earnings.

Diversification and low costs: a successful long-term strategy

Investing successfully over the long term doesn’t mean paying attention to today’s headlines, chasing yesterday’s performance, or trying to predict what tomorrow’s hot stocks or sectors will be. As we are always quick to point out, reaching your long-term goals requires a more patient approach—a task for which the Vanguard Balanced Index Fund is well-suited.

Annualized Expense Ratios[1]
Your fund compared with its peer group
				Average
	Investor	Admiral	Institutional	Balanced
	Shares	Shares	Shares	Fund
Balanced Index Fund	0.20%	0.11%	0.08%	1.19%

1Fund expense ratios reflect the six months ended June 30, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005.

The fund’s broad diversification helps to position you to benefit from the U.S. economy’s potential for long-term growth. What’s more, the fund’s extraordinarily low expenses provide you with exposure to the U.S. stock and investment-grade bond markets with remarkable efficiency.

The fund’s diversification, low turnover rate, and low costs represent a proven formula for managing all of your investments. As a core holding, Vanguard Balanced Index Fund can play an important role in helping you to reach your long-term financial goals.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2006

Fund Profile

As of June 30, 2006

Total Fund Characteristics

Yield
Investor Shares	3.1%
Admiral Shares	3.2%
Institutional Shares	3.2%
Turnover Rate	39%[1]
Expense Ratio
Investor Shares	0.20%[1]
Admiral Shares	0.11%[1]
Institutional Shares	0.08%[1]
Short-Term Reserves	1%

Total Fund Volatility Measures
		Composite		Broad
	Fund	Index[2]	Fund	Index[3]
R-Squared	1.00	1.00	0.90	1.00
Beta	1.00	1.00	0.57	1.00

Sector Diversification (% of equity portfolio)
		Broad
	Fund	Index[3]
Consumer Discretionary	11%	11%
Consumer Staples	8	8
Energy	10	10
Financials	22	22
Health Care	12	12
Industrials	12	12
Information Technology	15	15
Materials	3	3
Telecommunication Services	3	3
Utilities	4	4

Ten Largest Stocks[4] (% of equity portfolio)

ExxonMobil Corp.	integrated oil
	and gas	2.6%
General Electric Co.	industrial
	conglomerates	2.4
Citigroup, Inc.	diversified
	financial services	1.7
Bank of America Corp.	diversified
	financial services	1.5
Microsoft Corp.	systems software	1.5
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.2
Pfizer Inc.	pharmaceuticals	1.2
Altria Group, Inc.	tobacco	1.1
JPMorgan Chase & Co.	diversified
	financial services	1.0
Top Ten	15.5%
Top Ten as % of Total Net Assets	9.2%

Fund Asset Allocation

1Annualized.
2Balanced Composite Index: Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
3MSCI US Broad Market Index.
4“Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Equity Characteristics
		Broad
	Fund	Index[1]
Number of Stocks	3,670	3,997
Median Market Cap	$27.9B	$27.9B
Price/Earnings Ratio	17.8x	17.8x
Price/Book Ratio	2.7x	2.7x
Dividend Yield	1.8%	1.8%
Return on Equity	17.5%	17.5%
Earnings Growth Rate	15.8%	15.8%
Foreign Holdings	0.1%	0.1%

Fixed Income Characteristics
		Broad
	Fund	Index[2]
Number of Bonds	1,914	6,824
Yield to Maturity	5.8%[3]	5.8%
Average Coupon	5.4%	5.3%
Average Effective Maturity	7.2 years	7.2 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.8 years	4.8 years

Distribution by Credit Quality[4]
(% of fixed income portfolio)

Aaa	79%
Aa	6
A	8
Baa	7

Equity Investment Focus

Fixed Income Investment Focus

Sector Diversification[5]
(% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	6%
Finance	9
Foreign	3
Government Mortgage-Backed	34
Industrial	9
Treasury/Agency	37
Utilities	2

1MSCI US Broad Market Index.
2Lehman Aggregate Bond Index.
3Before expenses.
4Moody’s Investors Service.
5The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
See pages 28 and 29 for a glossary of investment terms.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006
	Balanced Index Fund			Balanced
	Investor Shares			Composite
Fiscal	Capital	Income	Total	Index[1]
Year	Return	Return	Return	Total Return
1996	10.0%	3.9%	13.9%	14.0%
1997	18.2	4.0	22.2	22.4
1998	14.3	3.6	17.9	18.1
1999	10.2	3.4	13.6	13.4
2000	–5.1	3.1	–2.0	–2.2
2001	–6.3	3.3	–3.0	–3.1
2002	–12.4	2.9	–9.5	–9.0
2003	16.7	3.2	19.9	20.1
2004	6.5	2.8	9.3	9.3
2005	1.9	2.8	4.7	4.8
2006[2]	0.3	1.4	1.7	1.7

Average Annual Total Returns: Periods Ended June 30, 2006

						Ten Years[3]
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[4]	11/9/1992	5.40%	4.46%	4.52%	3.29%	7.81%
Admiral Shares	11/13/2000	5.55	4.55	0.55	3.15	3.70
Institutional Shares	12/1/2000	5.58	4.59	0.88	3.24	4.12

1Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
2Six months ended June 30, 2006.
3Returns since inception for Admiral and Institutional Shares.
4Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
Note: See Financial Highlights tables on pages 17–19 for dividend and capital gains information.

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Time Warner, Inc.	1,513,696	26,187	0.3%
Home Depot, Inc.	725,654	25,971	0.3%
† Other-Consumer Discretionary		510,253	6.2%
		562,411	6.8%
Consumer Staples
The Procter & Gamble Co.	1,126,881	62,655	0.8%
Altria Group, Inc.	714,156	52,440	0.6%
Wal-Mart Stores, Inc.	856,616	41,263	0.5%
PepsiCo, Inc.	567,700	34,085	0.4%
The Coca-Cola Co.	730,133	31,410	0.4%
† Other—Consumer Staples		183,395	2.2%
		405,248	4.9%
Energy
ExxonMobil Corp.	2,092,071	128,348	1.6%
Chevron Corp.	762,707	47,334	0.6%
ConocoPhillips Co.	536,963	35,187	0.4%
Schlumberger Ltd.	404,872	26,361	0.3%
† Other—Energy		255,661	3.1%
		492,891	6.0%
Financials
Citigroup, Inc.	1,709,979	82,489	1.0%
Bank of America Corp.	1,592,726	76,610	0.9%
JPMorgan Chase & Co.	1,194,226	50,157	0.6%
American International Group, Inc.	756,292	44,659	0.5%
Wells Fargo & Co.	550,800	36,948	0.4%
Wachovia Corp.	558,315	30,194	0.4%
Student Loan Corp.	1,350	273	0.0%
† Other—Financials		765,959	9.3%
		1,087,289	13.1%

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Johnson & Johnson	1,019,623	61,096	0.8%
	Pfizer Inc.	2,520,853	59,164	0.7%
	Merck & Co., Inc.	749,298	27,297	0.3%
*	Amgen, Inc.	404,014	26,354	0.3%
	Abbott Laboratories	527,214	22,992	0.3%
†	Other—Health Care		410,764	5.0%
			607,667	7.4%
Industrials
	General Electric Co.	3,571,042	117,702	1.4%
†	Other—Industrials		463,876	5.6%
			581,578	7.0%
Information Technology
	Microsoft Corp.	3,186,193	74,238	0.9%
	International Business Machines Corp.	536,974	41,250	0.5%
*	Cisco Systems, Inc.	2,107,161	41,153	0.5%
	Intel Corp.	2,015,551	38,195	0.4%
	Hewlett-Packard Co.	969,082	30,701	0.4%
*	Google Inc.	72,774	30,516	0.4%
	QUALCOMM Inc.	567,456	22,738	0.3%
†	Other—Information Technology		472,620	5.7%
			751,411	9.1%

†	Materials		163,103	2.0%

Telecommunication Services
	AT&T Inc.	1,329,287	37,074	0.4%
	Verizon Communications Inc.	1,003,895	33,620	0.4%
	BellSouth Corp.	615,947	22,297	0.3%
†	Other—Telecommunication Services		57,926	0.7%
			150,917	1.8%

†	Utilities		177,178	2.1%
Total Common Stocks
(Cost $3,657,263)			4,979,693	60.2%1
		Face
		Amount
		($000)
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bonds
	7.250%, 5/15/16	24,840	28,764	0.3%
	6.750%, 8/15/26	19,485	22,925	0.3%
	11.250%, 2/15/15	15,850	22,507	0.3%
	5.250%–13.250%, 11/15/12–2/15/31	183,855	228,961	2.8%

		Face	Market	Percentage
		Amount	Value•	of Net
		($000)	($000)	Assets
	U.S. Treasury Notes
	4.375%, 12/31/07	67,100	66,293	0.8%
	3.875%, 5/15/09	53,762	51,964	0.6%
	4.375%, 1/31/08	41,825	41,302	0.5%
	4.000%, 2/15/14	43,145	40,078	0.5%
	3.375%, 2/15/08	38,975	37,879	0.5%
	4.375%, 8/15/12	37,000	35,578	0.4%
	3.875%, 5/15/10	35,375	33,844	0.4%
	3.500%, 8/15/09	24,200	23,077	0.3%
	3.000%–6.500%, 6/30/07–8/15/14	162,925	158,247	1.9%
			791,419	9.6%
Agency Bonds and Notes
[2]
	4.625%, 7/18/07	33,500	33,227	0.4%
	3.875%–7.625%, 8/15/07–12/11/20	58,650	58,677	0.7%
[2]	Federal Home Loan Mortgage Corp.
	5.250%, 5/21/09	26,000	25,866	0.3%
	3.875%–7.000%, 2/21/08–3/15/31	97,390	96,992	1.2%
[2]	Federal National Mortgage Assn.
	4.750%, 8/3/07	24,800	24,622	0.3%
	4.375%–7.250%, 2/15/08–11/15/30	90,570	92,633	1.1%
†	Other—Agency Bonds and Notes		23,953	0.3%
			355,970	4.3%
Mortgage-Backed Securities
[2]
[3]	4.000%–10.000%, 12/1/06–3/1/36	430,442	412,676	5.0%
[2]	Federal National Mortgage Assn.
[3]	4.000%–10.500%, 7/1/07–6/1/36	550,948	529,451	6.4%
	Government National Mortgage Assn.
[3]	4.500%–11.000%, 5/15/08–6/1/36	121,800	118,943	1.4%
			1,061,070	12.8%
Total U.S. Government and Agency Obligations
(Cost $2,262,909)			2,208,459	26.7%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
	Capital One Multi-Asset Execution Trust
3 4	5.469%, 7/15/10	22,000	22,082	0.3%
	Chase Issuance Trust
3 4	5.209%, 12/15/10	24,000	24,025	0.3%
	Citicorp Lease Pass-Through Trust
3 5	8.040%, 12/15/19	1,700	1,919	0.0%
	Discover Card Master Trust I
3 4	5.229%, 4/16/10	33,000	33,031	0.4%
†	Other—Asset-Backed/Commercial Mortgage-Backed Securities		173,142	2.1%
			254,199	3.1%
Finance

	Bank of America Corp.
	4.250%–7.400%, 10/1/10–3/8/35	10,050	9,607	0.1%
	BankBoston NA
	6.375%, 4/15/08	1,000	1,011	0.0%
	Citicorp Capital II
	8.015%, 2/15/27	1,050	1,101	0.0%

		Face	Market	Percentage
		Amount	Value•	of Net
		($000)	($000)	Assets
	Citigroup, Inc.
	3.500%–6.625%, 2/1/08–12/11/34	13,275	13,077	0.2%
	Fleet Capital Trust II
	7.920%, 12/11/26	500	522	0.0%
	Fleet Financial Group, Inc.
	6.875%, 1/15/28	600	638	0.0%
	MBNA America Bank NA
	4.625%–5.375%, 1/15/08–8/3/09	1,500	1,491	0.0%
	MBNA Corp.
	5.000%–6.125%, 3/1/13–6/15/15	700	693	0.0%
	NB Capital Trust IV
	8.250%, 4/15/27	1,000	1,050	0.0%
†	Other—Banking		92,652	1.1%
†	Brokerage		47,187	0.6%
	Finance Companies
	General Electric Capital Corp.
	3.125%–6.750%, 1/15/08–3/15/32	18,875	18,571	0.2%
†	Other—Finance Companies		44,571	0.6%
	Insurance
	GE Global Insurance Holdings Corp.
	6.450%–7.750%, 3/1/19–6/15/30	975	1,028	0.0%
†	Other—Insurance		30,958	0.4%
†	Real Estate Investment Trusts		14,268	0.2%
†	Finance—Other		3,340	0.0%
			281,765	3.4%
Industrial
†	Basic Industry		22,462	0.3%
	Capital Goods
	General Electric Co.
	5.000%, 2/1/13	2,125	2,036	0.0%
†	Other—Capital Goods		33,290	0.4%
†	Communication		86,756	1.0%
†	Consumer Cyclical		49,876	0.6%
†	Consumer Noncyclical		53,927	0.6%
†	Energy		22,239	0.3%
†	Technology		15,110	0.2%
†	Transportation		14,193	0.2%
†	Industrial—Other		1,393	0.0%
			301,282	3.6%
Utilities
†	Electric		45,102	0.5%
†	Natural Gas		13,394	0.2%
			58,496	0.7%
Total Corporate Bonds
(Cost $922,645)		895,742	10.8%
†Sovereign Bonds (U.S. Dollar-Denominated)
(Cost $109,182)		106,038	1.3%

	Face	Market	Percentage
	Amount	Value•	of Net
	($000)	($000)	Assets
†Taxable Municipal Bonds
(Cost $7,154)		6,909	0.1%
Temporary Cash Investments
U.S. Agency Obligations
[2] Federal Home Loan Bank
[6] 5.377%, 9/29/06	3,000	2,962	0.0%
[2] Federal National Mortgage Assn.
[6] 4.847%, 7/5/06	3,000	2,999	0.0%
		5,961	0.0%
	Shares
Money Market Fund
[7] Vanguard Market Liquidity Fund, 5.136%	107,817,092	107,817	1.3%
[7] Vanguard Market Liquidity Fund, 5.136%—Note E	20,302,367	20,302	0.3%
		128,119	1.6%
Total Temporary Cash Investments
(Cost $134,080)		134,080	1.6%1
Total Investments
(Cost $7,093,233)		8,330,921	100.7%
Other Assets and Liabilities
Other Assets—Note B		120,991	1.5%
Liabilities—Note E		(176,795)	(2.2%)
		(55,804)	(0.7%)
Net Assets		8,275,117	100.0%

At June 30, 2006, net assets consisted of:[8]
Amount
($000)
Paid-in Capital	7,242,795
Overdistributed Net Investment Income	(4,326)
Accumulated Net Realized Losses	(200,460)
Unrealized Appreciation (Depreciation)
Investment Securities	1,237,688
Futures Contracts	340
Swap Contracts	(920)
Net Assets	8,275,117

Investor Shares—Net Assets
Applicable to 208,126,483 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	4,136,477
Net Asset Value Per Share—Investor Shares	$19.87

Admiral Shares—Net Assets
Applicable to 98,280,879 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,953,407
Net Asset Value Per Share—Admiral Shares	$19.88

Institutional Shares—Net Assets
Applicable to 109,939,707 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,185,233
Net Asset Value Per Share—Institutional Shares	$19.88

•See Note A in Notes to Financial Statements.
†Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*Non-income-producing security.
1The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.4% and 1.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
2The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
4Adjustable-rate note.
5Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $15,890,000, representing 0.2% of net assets.
6Securities with a value of $5,961,000 have been segregated as initial margin for open futures contracts.
7Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	42,564
Interest[1]	82,942
Security Lending	518
Total Income	126,024
Expenses
The Vanguard Group—Note B
Investment Advisory Services	56
Management and Administrative
Investor Shares	3,327
Admiral Shares	781
Institutional Shares	489
Marketing and Distribution
Investor Shares	583
Admiral Shares	204
Institutional Shares	303
Custodian Fees	222
Shareholders’ Reports
Investor Shares	48
Admiral Shares	2
Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	6,019
Net Investment Income	120,005
Realized Net Gain (Loss)
Investment Securities Sold	(32,147)
Futures Contracts	(4)
Swap Contracts	(2,919)
Realized Net Gain (Loss)	(35,070)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	52,335
Futures Contracts	575
Swap Contracts	(1,575)
Change in Unrealized Appreciation (Depreciation)	51,335
Net Increase (Decrease) in Net Assets Resulting from Operations	136,270

1Interest income from an affiliated company of the fund was $1,211,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,005	206,900
Realized Net Gain (Loss)	(35,070)	(33,777)
Change in Unrealized Appreciation (Depreciation)	51,335	182,448
Net Increase (Decrease) in Net Assets Resulting from Operations	136,270	355,571
Distributions
Net Investment Income
Investor Shares	(54,888)	(118,086)
Admiral Shares	(26,987)	(40,080)
Institutional Shares	(30,631)	(52,446)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(112,506)	(210,612)
Capital Share Transactions—Note F
Investor Shares	22,413	(657,569)
Admiral Shares	88,716	880,079
Institutional Shares	167,633	321,258
Net Increase (Decrease) from Capital Share Transactions	278,762	543,768
Total Increase (Decrease)	302,526	688,727
Net Assets
Beginning of Period	7,972,591	7,283,864
End of Period[1]	8,275,117	7,972,591

1Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,326,000) and ($9,320,000).

Financial Highlights

Investor Shares

Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.81	$19.45	$18.27	$15.65	$17.86	$19.08
Investment Operations
Net Investment Income	.29	.52	.49	.44	.52	.591
Net Realized and Unrealized
Gain (Loss) on Investments	.04	.37	1.19	2.63	(2.21)	(1.189)
Total from Investment Operations	.33	.89	1.68	3.07	(1.69)	(.598)
Distributions
Dividends from Net Investment Income	(.27)	(.53)	(.50)	(.45)	(.52)	(.597)
Distributions from Realized Capital Gains	—	—	—	—	—	(.025)
Total Distributions	(.27)	(.53)	(.50)	(.45)	(.52)	(.622)
Net Asset Value, End of Period	$19.87	$19.81	$19.45	$18.27	$15.65	$17.86

Total Return[1]	1.67%	4.65%	9.33%	19.87%	–9.52%	–3.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,136	$4,098	$4,674	$3,895	$2,990	$3,117
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.20%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.88%[2]	2.69%	2.66%	2.68%	3.14%	3.26%
Portfolio Turnover Rate	39%[2]	31%	26%	27%	40%	33%

1Total return figures do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.
2Annualized.

Admiral Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.82	$19.45	$18.28	$15.65	$17.86	$19.08
Investment Operations
Net Investment Income	.299	.547	.497	.462	.529	.602
Net Realized and Unrealized Gain (Loss)
on Investments	.040	.370	1.190	2.630	(2.206)	(1.189)
Total from Investment Operations	.339	.917	1.687	3.092	(1.677)	(.587)
Distributions
Dividends from Net Investment Income	(.279)	(.547)	(.517)	(.462)	(.533)	(.608)
Distributions from Realized Capital Gains	—	—	—	—	—	(.025)
Total Distributions	(.279)	(.547)	(.517)	(.462)	(.533)	(.633)
Net Asset Value, End of Period	$19.88	$19.82	$19.45	$18.28	$15.65	$17.86

Total Return	1.71%	4.79%	9.37%	20.02%	–9.45%	–2.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,953	$1,860	$954	$750	$481	$471
Ratio of Total Expenses to
Average Net Assets	0.11%[1]	0.11%	0.11%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.97%[1]	2.78%	2.75%	2.74%	3.22%	3.32%
Portfolio Turnover Rate	39%[1]	31%	26%	27%	40%	33%

Institutional Shares

	Six Months
	Ended	Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.82	$19.46	$18.28	$15.65	$17.86	$19.08
Investment Operations
Net Investment Income	.302	.543	.512	.47	.54	.612
Net Realized and Unrealized Gain (Loss)
on Investments	.040	.370	1.190	2.63	(2.21)	(1.189)
Total from Investment Operations	.342	.913	1.702	3.10	(1.67)	(.577)
Distributions
Dividends from Net Investment Income	(.282)	(.553)	(.522)	(.47)	(.54)	(.618)
Distributions from Realized Capital Gains	—	—	—	—	—	(.025)
Total Distributions	(.282)	(.553)	(.522)	(.47)	(.54)	(.643)
Net Asset Value, End of Period	$19.88	$19.82	$19.46	$18.28	$15.65	$17.86

Total Return	1.73%	4.77%	9.45%	20.07%	–9.41%	–2.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,185	$2,014	$1,656	$1,131	$807	$599
Ratio of Total Expenses to
Average Net Assets	0.08%1	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.00%1	2.81%	2.78%	2.79%	3.27%	3.37%
Portfolio Turnover Rate	39%1	31%	26%	27%	40%	33%

1Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $899,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $2,505,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $168,341,000 to offset future net capital gains of $5,524,000 through December 31, 2009, $60,536,000 through December 31, 2010, $31,567,000 through December 31, 2011, $61,006,000 through December 31, 2013, and $9,708,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $1,237,688,000, consisting of unrealized gains of $1,599,313,000 on securities that had risen in value since their purchase and $361,625,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

		($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	55	17,592	265
S&P MidCap 400 Index	5	1,929	45
Russell 2000 Index	5	1,829	30

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2006, the fund had the following open swap contracts:

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
7/31/06	BA	10,000	5.384%	(25)
10/31/06	LEH	50,000	5.109	(123)
11/30/06	LEH	50,000	5.109	(123)
1/31/07	BA	13,000	5.334	(32)
4/30/07	LEH	13,000	5.109	(32)
Federal Home Loan Mortgage Corp., 6.000% 30-Year
7/1/06	UBS	7,000	4.849	(103)
7/31/06	UBS	7,000	4.459	(72)
Federal National Mortgage Assn., 4.500% 15-Year
7/1/06	UBS	5,000	4.369	(56)
7/31/06	UBS	6,000	4.959	(44)
Federal National Mortgage Assn., 5.000% 15-Year
7/1/06	UBS	2,000	4.839	(22)
Federal National Mortgage Assn., 5.000% 30-Year
7/1/06	UBS	5,000	4.919	(87)
8/31/06	UBS	3,000	4.909	(16)
Federal National Mortgage Assn., 6.000% 30-Year
7/31/06	UBS	11,000	4.839	(117)
Federal National Mortgage Assn., 6.500% 30-Year
7/1/06	UBS	5,000	4.729	(68)
				(920)

1BA—Bank of America.
LEH—Lehman Brothers Special Financing Inc. UBS—UBS Warburg.
2Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

D. During the six months ended June 30, 2006, the fund purchased $469,440,000 of investment securities and sold $407,476,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,232,242,000 and $1,170,832,000, respectively.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $19,314,000, for which the fund received cash collateral of $20,302,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	465,739	23,230	845,376	43,478
Issued in Lieu of Cash Distributions	53,196	2,670	113,798	5,851
Redeemed	(496,522)	(24,598)	(1,616,743)	(82,752)
Net Increase (Decrease)—Investor Shares	22,413	1,302	(657,569)	(33,423)
Admiral Shares
Issued	234,935	11,644	1,117,478	57,068
Issued in Lieu of Cash Distributions	24,495	1,230	36,340	1,858
Redeemed	(170,714)	(8,459)	(273,739)	(14,108)
Net Increase (Decrease)—Admiral Shares	88,716	4,415	880,079	44,818
Institutional Shares
Issued	393,629	19,479	475,155	24,431
Issued in Lieu of Cash Distributions	30,410	1,526	52,018	2,669
Redeemed	(256,406)	(12,717)	(205,915)	(10,558)
Net Increase (Decrease)—Institutional Shares	167,633	8,288	321,258	16,542

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2005	6/30/2006	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,016.67	$1.00
Admiral Shares	1,000.00	1,017.12	0.55
Institutional Shares	1,000.00	1,017.27	0.40
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40

1The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 25 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has approved the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the funds’ internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the Performance Summary section of this report.

Cost

The Balanced Index Fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that Vanguard Balanced Index Fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
141 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
141 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
141 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
141 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
141 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
141 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
141 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
141 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
141 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich Michael S. Miller
Mortimer J. Buckley	Paul A. Heller Ralph K. Packard
James H. Gately	F. William McNabb, III George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect
with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of
Text Telephone > 800-952-3335	their respective owners.

All comparative mutual fund data are from
Lipper Inc.or Morningstar, Inc., unless
This material may be used in conjunction	otherwise noted.
with the offering of shares of any Vanguard	You can obtain a free copy of Vanguard’s
fund only if preceded or accompanied by	proxy voting guidelines by visiting our
the fund’s current prospectus.	website, www.vanguard.com, and searching
The funds or securities referred to herein are not	for “proxy voting guidelines,” or by calling
sponsored, endorsed, or promoted by MSCI, and	Vanguard at 800-662-2739. They are also
MSCI bears no liability with respect to any such funds	available from the SEC’s website,
or securities. For any such funds or securities, the	www.sec.gov. In addition, you may
prospectus or the Statement of Additional Information	obtain a free report on how your fund voted
contains a more detailed description of the limited	the proxies for securities it
relationship MSCI has with The Vanguard Group and	owned during the 12 months ended June 30.
any related funds.	To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about
your fund at the SEC’s Public Reference
Room in Washington, D.C.To find out more
about this public service, call the SEC at
202-551-8090. Information about your fund is
also available on the SEC’s website, and you
can receive copies of this information, for a
fee, by sending a request in either of two
ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail
addressed to the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082006

Vanguard Balanced Index Fund
Schedule of Investments
June30, 2006

	Shares	Market Value ($000)

Common Stocks (60.2%)(1)

Consumer Discretionary (6.8%)
Time Warner, Inc.	1,513,696	26,187
Home Depot, Inc.	725,654	25,971
The Walt Disney Co.	717,319	21,519
* Comcast Corp. Class A	641,378	20,999
News Corp., Class A	827,906	15,879
Lowe's Cos., Inc.	255,221	15,484
McDonald's Corp.	430,601	14,468
Target Corp.	284,547	13,906
* Starbucks Corp.	261,550	9,876
* Viacom Inc. Class B	229,116	8,212
Best Buy Co., Inc.	143,474	7,868
Federated Department Stores, Inc.	186,598	6,829
Carnival Corp.	153,161	6,393
The McGraw-Hill Cos., Inc.	125,820	6,320
* Kohl's Corp.	106,553	6,299
CBS Corp.	229,116	6,197
Staples, Inc.	249,685	6,072
Johnson Controls, Inc.	66,614	5,477
Omnicom Group Inc.	61,324	5,463
J.C. Penney Co., Inc. (Holding Co.)	79,876	5,392
Clear Channel Communications, Inc.	166,857	5,164
Harley-Davidson, Inc.	93,383	5,126
NIKE, Inc. Class B	63,055	5,107
Yum! Brands, Inc.	93,680	4,709
* Sears Holdings Corp.	30,046	4,652
^ General Motors Corp.	155,084	4,620
Gannett Co., Inc.	81,613	4,565
Marriott International, Inc. Class A	119,606	4,559
Starwood Hotels&Resorts Worldwide, Inc.	74,420	4,490
International Game Technology	115,519	4,383
Harrah's Entertainment, Inc.	59,827	4,258
Ford Motor Co.	614,373	4,258
* Amazon.com, Inc.	107,192	4,146
* DIRECTV Group, Inc.	241,571	3,986
* Liberty Media-Interactive A	229,734	3,965
* Coach, Inc.	131,420	3,929
* Liberty Media Capital A	45,986	3,852
* Office Depot, Inc.	101,305	3,850
TJX Cos., Inc.	157,947	3,611
The Gap, Inc.	204,728	3,562
Fortune Brands, Inc.	50,141	3,561
Hilton Hotels Corp.	124,811	3,530
* Bed Bath&Beyond, Inc.	101,859	3,379
Limited Brands, Inc.	123,500	3,160
* Las Vegas Sands Corp.	36,500	2,842
Nordstrom, Inc.	73,888	2,697
* Apollo Group, Inc. Class A	50,478	2,608
H&R Block, Inc.	106,726	2,546
Genuine Parts Co.	59,174	2,465
* Univision Communications Inc.	73,056	2,447
Newell Rubbermaid, Inc.	94,125	2,431
Eastman Kodak Co.	98,471	2,342
Wendy's International, Inc.	39,661	2,312
NTL Inc.	92,510	2,303
D. R. Horton, Inc.	96,398	2,296
Black&Decker Corp.	26,584	2,245
Whirlpool Corp.	26,631	2,201
Mattel, Inc.	133,263	2,200
* EchoStar Communications Corp. Class A	70,559	2,174
Pulte Homes, Inc.	75,132	2,163
^ Garmin Ltd.	20,400	2,151
* Comcast Corp. Special Class A	64,798	2,124
Centex Corp.	42,140	2,120
VF Corp.	30,385	2,064
*^ Sirius Satellite Radio, Inc.	428,852	2,037
* IAC/InterActiveCorp	75,508	2,000
Darden Restaurants Inc.	49,201	1,939
Sherwin-Williams Co.	39,739	1,887
Tribune Co.	56,990	1,848
Harman International Industries, Inc.	21,386	1,826
Michaels Stores, Inc.	43,578	1,797
* MGM Mirage, Inc.	43,950	1,793
Lennar Corp. Class A	39,865	1,769
* AutoZone Inc.	19,800	1,746
* Chico's FAS, Inc.	62,064	1,674
Abercrombie&Fitch Co.	30,063	1,666
Royal Caribbean Cruises, Ltd.	43,480	1,663
Circuit City Stores, Inc.	60,683	1,652
Tiffany&Co.	48,863	1,613
* Liberty Global, Inc. Class A	74,118	1,594
* Lamar Advertising Co. Class A	29,441	1,586
Cablevision Systems NY Group Class A	73,401	1,574
American Eagle Outfitters, Inc.	46,170	1,572
Leggett&Platt, Inc.	62,658	1,565
GTECH Holdings Corp.	43,588	1,516
Washington Post Co. Class B	1,904	1,485
* Liberty Global, Inc. Series C	70,736	1,455
Dollar General Corp.	102,738	1,436
Ross Stores, Inc.	49,615	1,392
Liz Claiborne, Inc.	36,029	1,335
E.W. Scripps Co. Class A	30,558	1,318
* Mohawk Industries, Inc.	18,592	1,308
Foot Locker, Inc.	53,332	1,306
* XM Satellite Radio Holdings, Inc.	88,579	1,298
BorgWarner, Inc.	19,666	1,280
* Discovery Holding Co. Class A	87,493	1,280
* CarMax, Inc.	36,021	1,277
Station Casinos, Inc.	18,727	1,275
*^ Wynn Resorts Ltd.	17,154	1,257
Jones Apparel Group, Inc.	39,540	1,257
KB Home	27,218	1,248
* Expedia, Inc.	83,286	1,247
PETsMART, Inc.	48,403	1,239
Family Dollar Stores, Inc.	50,684	1,238
* Interpublic Group of Cos., Inc.	148,066	1,236
The Stanley Works	25,685	1,213
Polo Ralph Lauren Corp.	21,198	1,164
New York Times Co. Class A	47,208	1,158
* Getty Images, Inc.	18,173	1,154
Williams-Sonoma, Inc.	33,617	1,145
* AutoNation, Inc.	51,060	1,095
Brunswick Corp.	32,808	1,091
* AnnTaylor Stores Corp.	25,028	1,086
Advance Auto Parts, Inc.	37,085	1,072
Brinker International, Inc.	29,467	1,070
ServiceMaster Co.	100,621	1,039
* ITT Educational Services, Inc.	15,702	1,033
* O'Reilly Automotive, Inc.	33,081	1,032
* Toll Brothers, Inc.	39,876	1,020
* Career Education Corp.	33,938	1,014
Hasbro, Inc.	55,015	996
OfficeMax, Inc.	24,357	993
* Penn National Gaming, Inc.	24,676	957
* R.H. Donnelley Corp.	17,639	954
* Dollar Tree Stores, Inc.	34,968	927
* Scientific Games Corp.	23,394	833
* NVR, Inc.	1,696	833
Service Corp. International	102,159	832
OSI Restaurant Partners, Inc.	23,349	808
SCP Pool Corp.	18,078	789
Claire's Stores, Inc.	30,841	787
Snap-On Inc.	19,135	773
The McClatchy Co. Class A	18,997	762
Choice Hotel International, Inc.	12,400	751
Phillips-Van Heusen Corp.	19,200	733
Barnes&Noble, Inc.	19,793	722
Gentex Corp.	51,054	715
Dillard's Inc.	22,395	713
Weight Watchers International, Inc.	17,236	705
* Laureate Education Inc.	16,466	702
* The Cheesecake Factory Inc.	25,992	700
* Panera Bread Co.	10,200	686
Saks Inc.	41,751	675
* Big Lots Inc.	39,242	670
* Tractor Supply Co.	11,749	649
Meredith Corp.	13,089	648
Beazer Homes USA, Inc.	14,100	647
* Nutri/System Inc.	10,390	646
* Payless ShoeSource, Inc.	23,750	645
Dow Jones&Co., Inc.	18,411	645
* Sonic Corp.	30,791	640
* Aztar Corp.	12,300	639
Boyd Gaming Corp.	15,456	624
Thor Industries, Inc.	12,782	619
Polaris Industries, Inc.	14,290	619
* Gaylord Entertainment Co.	14,140	617
RadioShack Corp.	44,037	617
* Rent-A-Center, Inc.	24,670	613
* The Goodyear Tire&Rubber Co.	54,957	610
MDC Holdings, Inc.	11,640	604
* Urban Outfitters, Inc.	34,100	596
Standard Pacific Corp.	23,038	592
Ryland Group, Inc.	13,530	590
Regis Corp.	15,712	560
* Aeropostale, Inc.	19,000	549
* GameStop Corp. Class A	12,733	535
* Quiksilver, Inc.	42,340	516
Lear Corp.	23,219	516
* Coldwater Creek Inc.	19,118	512
* Pinnacle Entertainment, Inc.	16,600	509
* Jarden Corp.	16,693	508
Belo Corp. Class A	32,150	502
* Dick's Sporting Goods, Inc.	12,663	501
Orient-Express Hotel Ltd.	12,900	501
Applebee's International, Inc.	26,039	500
Men's Wearhouse, Inc.	16,392	497
Ruby Tuesday, Inc.	20,333	496
International Speedway Corp.	10,355	480
* Jack in the Box Inc.	12,200	478
Strayer Education, Inc.	4,900	476
* Charming Shoppes, Inc.	42,256	475
* Timberland Co.	18,168	474
Harte-Hanks, Inc.	18,399	472
* The Children's Place Retail Stores, Inc.	7,700	462
* Pacific Sunwear of California, Inc.	25,548	458
* DeVry, Inc.	20,668	454
Catalina Marketing Corp.	15,877	452
* Under Armour, Inc.	10,582	451
* Corinthian Colleges, Inc.	31,391	451
Reader's Digest Association, Inc.	32,000	447
* Sotheby's Holdings Class A	16,974	446
American Greetings Corp. Class A	21,144	444
* Too Inc.	11,498	441
* Marvel Entertainment, Inc.	21,901	438
* The Pantry, Inc.	7,500	432
John Wiley&Sons Class A	12,998	432
* Select Comfort Corp.	18,537	426
Borders Group, Inc.	22,917	423
Group 1 Automotive, Inc.	7,451	420
Warner Music Group Corp.	14,212	419
Wolverine World Wide, Inc.	17,775	415
* Netflix.com, Inc.	15,238	415
Arbitron Inc.	10,783	413
Christopher&Banks Corp.	14,202	412
* Tenneco Automotive, Inc.	15,660	407
* The Dress Barn, Inc.	15,988	405
* Zale Corp.	16,798	405
* CEC Entertainment Inc.	12,575	404
Matthews International Corp.	11,714	404
Ethan Allen Interiors, Inc.	10,959	401
* Guitar Center, Inc.	8,952	398
* Meritage Corp.	8,400	397
* Live Nation	19,257	392
Jackson Hewitt Tax Service Inc.	12,500	392
* Shuffle Master, Inc.	11,913	391
* Valassis Communications, Inc.	16,458	388
* PETCO Animal Supplies, Inc.	18,900	386
* The Gymboree Corp.	11,100	386
* Carter's, Inc.	14,588	386
* Rare Hospitality International Inc.	13,338	384
The Yankee Candle Co., Inc.	15,150	379
CBRL Group, Inc.	10,923	371
ArvinMeritor, Inc.	21,481	369
Tupperware Corp.	18,490	364
* P.F. Chang's China Bistro, Inc.	9,500	361
Winnebago Industries, Inc.	11,542	358
Lee Enterprises, Inc.	13,098	353
* Bright Horizons Family Solutions, Inc.	9,300	351
Callaway Golf Co.	26,904	349
Stage Stores, Inc.	10,562	349
Furniture Brands International Inc.	16,573	345
* Visteon Corp.	47,152	340
* Hovnanian Enterprises Inc. Class A	11,276	339
* Hibbett Sporting Goods, Inc.	14,018	335
* DreamWorks Animation SKG, Inc.	14,408	330
Building Materials Holding Corp.	11,800	329
Aaron Rents, Inc. Class B	12,175	327
ADVO, Inc.	13,251	326
Bob Evans Farms, Inc.	10,733	322
Entercom Communications Corp.	12,294	322
Regal Entertainment Group Class A	15,400	313
* Scholastic Corp.	11,900	309
* GameStop Corp. Class B	8,941	306
* Fossil, Inc.	16,804	303
Media General, Inc. Class A	7,157	300
* Gemstar-TV Guide International, Inc.	83,311	293
* TRW Automotive Holdings Corp.	10,700	292
* The Warnaco Group, Inc.	15,600	291
IHOP Corp.	6,051	291
United Auto Group, Inc.	13,600	290
* Champion Enterprises, Inc.	26,000	287
* Life Time Fitness, Inc.	6,179	286
* Vail Resorts Inc.	7,700	286
* Papa John's International, Inc.	8,600	286
Brown Shoe Co., Inc.	8,250	281
* LKQ Corp.	14,760	280
* Blockbuster Inc. Class A	56,186	280
Domino's Pizza, Inc.	11,200	277
Modine Manufacturing Co.	11,838	277
* RCN Corp.	10,935	273
* Genesco, Inc.	8,000	271
CKE Restaurants Inc.	16,251	270
Kellwood Co.	9,100	266
* Bally Technologies Inc.	15,635	258
* priceline.com, Inc.	8,622	257
Cato Corp. Class A	9,898	256
^ Cooper Tire&Rubber Co.	22,693	253
American Axle&Manufacturing Holdings, Inc.	14,536	249
* Interactive Data Corp.	12,233	246
K-Swiss, Inc.	9,200	246
* WCI Communities, Inc.	12,150	245
Landry's Restaurants, Inc.	7,384	240
Steven Madden, Ltd.	8,087	240
* Columbia Sportswear Co.	5,284	239
^ La-Z-Boy Inc.	17,047	239
Oxford Industries, Inc.	5,900	233
*^ Cabela's Inc.	11,900	229
* WMS Industries, Inc.	8,300	227
Sonic Automotive, Inc.	10,099	224
* Zumiez Inc.	5,956	224
* RC2 Corp.	5,700	220
* Keystone Automotive Industries, Inc.	5,211	220
* TiVo Inc.	30,250	216
* Alderwoods Group, Inc.	10,981	214
Ameristar Casinos, Inc.	10,954	213
* Guess ?, Inc.	5,100	213
Finish Line, Inc.	17,675	209
* VistaPrint Ltd.	7,778	208
*^ Tempur-Pedic International Inc.	15,336	207
Pier 1 Imports Inc.	28,984	202
The Pep Boys (Manny, Moe&Jack)	17,240	202
* Steiner Leisure Ltd.	5,085	201
* Red Robin Gourmet Burgers, Inc.	4,700	200
* Source Interlink Cos., Inc.	16,591	197
* Texas Roadhouse, Inc.	14,600	197
* 99 Cents Only Stores	18,529	194
Stewart Enterprises, Inc. Class A	33,000	190
Big 5 Sporting Goods Corp.	9,700	189
Speedway Motorsports, Inc.	4,985	188
Hearst-Argyle Television Inc.	8,411	186
* Iconix Brand Group Inc.	11,290	184
Westwood One, Inc.	24,568	184
* Cox Radio, Inc.	12,678	183
Kimball International, Inc. Class B	9,260	183
* CSK Auto Corp.	15,110	181
*^ Six Flags, Inc.	32,179	181
* Universal Technical Institute Inc.	8,178	180
Ambassadors Group, Inc.	6,200	179
Fred's, Inc.	13,350	178
* Hot Topic, Inc.	15,369	177
* Skechers U.S.A., Inc.	7,300	176
Hollinger International, Inc.	21,809	175
Blyth, Inc.	9,324	172
* Interface, Inc.	14,743	169
Russell Corp.	9,200	167
* Helen of Troy Ltd.	9,000	166
* Stamps.com Inc.	5,950	166
* Aftermarket Technology Corp.	6,629	165
^ Tuesday Morning Corp.	12,473	164
* Ryan's Restaurant Group, Inc.	13,750	164
* Cumulus Media Inc.	15,330	164
* California Pizza Kitchen, Inc.	5,900	162
* Emmis Communications, Inc.	10,365	162
* The Wet Seal, Inc. Class A	32,875	160
Movado Group, Inc.	6,976	160
* JAKKS Pacific, Inc.	7,961	160
* Entravision Communications Corp.	18,529	159
Lone Star Steakhouse&Saloon, Inc.	6,000	157
The Stride Rite Corp.	11,900	157
The Marcus Corp.	7,500	157
^ Nautilus Inc.	9,900	156
Stein Mart, Inc.	10,466	155
Cherokee Inc.	3,738	155
Citadel Broadcasting Corp.	17,300	154
* Fleetwood Enterprises, Inc.	20,400	154
* Vertrue Inc.	3,500	151
* K2 Inc.	13,764	151
* MarineMax, Inc.	5,700	150
* Drew Industries, Inc.	4,600	149
* Isle of Capri Casinos, Inc.	5,797	149
*^ Krispy Kreme Doughnuts, Inc.	18,197	148
Brookfield Homes Corp.	4,479	148
Talbots Inc.	7,978	147
* Blount International, Inc.	12,237	147
* Steak n Shake Co.	9,282	141
Lithia Motors, Inc.	4,600	139
* Trump Entertainment Resorts, Inc.	6,858	138
* Smith&Wesson Holding Corp.	16,760	138
Lennar Corp. Class B	3,364	137
M/I Homes, Inc.	3,900	137
^ Superior Industries International, Inc.	7,479	137
* Harris Interactive Inc.	23,900	136
Triarc Cos., Inc. Class B	8,707	136
*^ Blue Nile Inc.	4,207	135
* Deckers Outdoor Corp.	3,500	135
^ Pre-Paid Legal Services, Inc.	3,880	134
*^ Leapfrog Enterprises, Inc.	13,180	133
* Charter Communications, Inc.	117,432	133
* Casual Male Retail Group, Inc.	13,150	132
* ValueVision Media, Inc.	11,940	132
Oakley, Inc.	7,788	131
* GSI Commerce, Inc.	9,627	130
* Charlotte Russe Holding Inc.	5,400	129
Journal Register Co.	14,275	128
* Mediacom Communications Corp.	20,480	128
Sinclair Broadcast Group, Inc.	14,800	127
* Radio One, Inc. Class D	16,800	124
* LodgeNet Entertainment Corp.	6,600	123
*^ Bally Total Fitness Holding Corp.	18,127	123
* Jos. A. Bank Clothiers, Inc.	5,125	123
* DSW Inc. Class A	3,351	122
* CKX, Inc.	8,973	122
* Asbury Automotive Group, Inc.	5,800	121
Bandag, Inc.	3,293	120
* O'Charley's Inc.	7,039	120
* BJ's Restaurants Inc.	5,356	120
* Volcom, Inc.	3,714	119
Journal Communications, Inc.	10,439	117
Monaco Coach Corp.	9,194	117
Skyline Corp.	2,700	116
Courier Corp.	2,848	114
* Avatar Holding, Inc.	1,994	114
The Buckle, Inc.	2,700	113
* Monarch Casino&Resort, Inc.	4,000	112
CPI Corp.	3,600	111
* Audiovox Corp.	7,998	109
UniFirst Corp.	3,100	107
Monro Muffler Brake, Inc.	3,280	107
* The Sportsman's Guide Inc.	3,500	107
*^ Citi Trends Inc.	2,500	107
* Midas Inc.	5,783	106
Haverty Furniture Cos., Inc.	6,748	106
* Radio One, Inc.	14,000	105
* Benihana Inc. Class A	3,860	105
* Cost Plus, Inc.	7,100	104
Dover Downs Gaming&Entertainment, Inc.	5,283	104
World Wrestling Entertainment, Inc.	6,100	103
* Youbet.com, Inc.	21,280	103
Sturm, Ruger&Co., Inc.	16,376	102
Churchill Downs, Inc.	2,700	101
* Great Wolf Resorts, Inc.	8,318	100
Technical Olympic USA, Inc.	6,953	100
Triarc Cos., Inc. Class A	6,100	100
* Riviera Holdings Corp.	4,800	99
Sauer-Danfoss, Inc.	3,900	99
* Martha Stewart Living Omnimedia, Inc.	5,930	99
* AFC Enterprises, Inc.	7,585	97
* dELiA*S, Inc.	11,858	96
National Presto Industries, Inc.	1,820	95
* Morningstar, Inc.	2,264	94
* Cavco Industries, Inc.	2,110	94
* Famous Dave's of America, Inc.	7,050	94
* Universal Electronics, Inc.	5,289	94
* Interstate Hotels&Resorts, Inc.	10,082	94
* Jo-Ann Stores, Inc.	6,335	93
* ProQuest Co.	7,489	92
Stanley Furniture Co., Inc.	3,800	91
*^ Overstock.com, Inc.	4,262	91
bebe stores, inc	5,850	90
* Retail Ventures, Inc.	5,000	89
Levitt Corp. Class A	5,450	87
* Exide Technologies	20,354	87
*^ Progressive Gaming International Corp.	11,136	87
* Rentrak Corp.	8,800	87
* Multimedia Games Inc.	8,500	86
* Strattec Security Corp.	1,725	86
* Cosi, Inc.	13,580	85
* Reading International Inc. Class A	10,600	85
* Alloy, Inc.	7,975	84
* Fisher Communications, Inc.	1,960	83
Kenneth Cole Productions, Inc.	3,650	82
* GenTek, Inc.	3,032	81
* Buffalo Wild Wings Inc.	2,100	80
* Luby's, Inc.	7,600	79
* A.C. Moore Arts&Crafts, Inc.	4,858	79
Arctic Cat, Inc.	4,000	78
* drugstore.com, Inc.	26,800	78
Handleman Co.	9,500	77
* Denny's Corp.	20,912	77
* MTR Gaming Group Inc.	8,137	76
*^ Build-A-Bear-Workshop, Inc.	3,500	75
* Impco Technologies Inc.	6,885	73
* Saga Communications, Inc.	8,100	73
* New York&Co., Inc.	7,400	72
* Playboy Enterprises, Inc. Class B	7,200	72
* Conn's, Inc.	2,700	72
* Empire Resorts Inc.	10,297	72
* Bluegreen Corp.	6,200	71
^ Charles&Colvard Ltd.	6,725	71
* Mossimo, Inc.	8,800	70
* 4Kids Entertainment Inc.	4,300	70
* Restoration Hardware, Inc.	9,701	70
* Ruth's Chris Steak House	3,402	69
Lifetime Brands, Inc.	3,200	69
* 1-800 Contacts, Inc.	4,592	69
* Cache, Inc.	3,950	68
Bassett Furniture Industries, Inc.	3,700	68
* Russ Berrie and Co., Inc.	5,538	68
* Mothers Work, Inc.	1,934	68
* California Coastal Communities, Inc.	2,111	68
Traffix, Inc.	12,450	67
* Unifi, Inc.	23,070	67
* Lin TV Corp.	8,778	66
* McCormick&Schmick's Seafood Restaurants, Inc.	2,760	66
* Ashworth, Inc.	7,293	66
* Lodgian, Inc.	4,600	66
Gray Television, Inc.	11,200	65
*^ True Religion Apparel, Inc.	3,657	65
* Sunterra Corp.	6,200	63
* Magna Entertainment Corp. Class A	12,013	63
* America's Car-Mart, Inc.	3,100	63
Standard Motor Products, Inc.	7,500	63
* PRIMEDIA Inc.	34,157	63
Tarragon Corp.	4,500	62
* Perry Ellis International Corp.	2,461	62
Fedders Corp.	25,590	62
* REX Stores Corp.	4,300	62
* Shoe Carnival, Inc.	2,550	61
*^ Palm Harbor Homes, Inc.	3,400	60
* Tweeter Home Entertainment Group, Inc.	8,400	60
* Systemax Inc.	7,500	59
CSS Industries, Inc.	2,010	58
Spartan Motors, Inc.	3,729	57
* INVESTools Inc.	7,169	57
* Spanish Broadcasting System, Inc.	11,100	57
Coachmen Industries, Inc.	4,740	57
* Daily Journal Corp.	1,428	55
* West Marine, Inc.	4,100	55
Carmike Cinemas, Inc.	2,600	55
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	55
* Steinway Musical Instruments Inc.	2,200	54
* Rent-Way, Inc.	7,300	54
^ Movie Gallery, Inc.	8,618	54
* Applica Inc.	12,000	53
Koss Corp.	2,101	53
* Trans World Entertainment Corp.	7,150	52
* Salem Communications Corp.	3,960	52
Marine Products Corp.	5,136	50
* 1-800-FLOWERS.COM, Inc.	8,637	50
Cutter&Buck Inc.	4,326	50
Blair Corp.	1,655	49
* Educate, Inc.	6,312	48
*^ Audible, Inc.	5,300	48
* Friendly Ice Cream Corp.	6,100	47
* Gaiam, Inc.	3,341	47
* Stoneridge, Inc.	5,600	46
* Regent Communications, Inc.	11,300	46
* Hartmarx Corp.	7,700	46
* PetMed Express, Inc.	4,200	46
*^ Sharper Image Corp.	4,100	46
* Syms Corp.	2,463	45
* Hayes Lemmerz International, Inc.	14,200	45
* Century Casinos, Inc.	4,100	44
* Knology, Inc.	4,555	42
Cadmus Communications Corp.	2,400	42
* Lenox Group, Inc.	5,805	41
*^ Navarre Corp.	8,214	41
*^ Escala Group, Inc.	8,740	41
* Lazare Kaplan International, Inc.	4,741	39
* Blockbuster Inc. Class B	8,811	39
* Virco Manufacturing Corp.	7,736	39
Noble International, Ltd.	2,700	39
* Viacom Inc. Class A	1,040	37
* Mestek, Inc.	2,200	37
* Design Within Reach Inc.	5,339	37
* Bombay Co.	15,079	36
* Buca, Inc.	6,206	35
* United Retail Group, Inc.	2,200	34
* Carriage Services, Inc.	7,400	34
* Kirkland's, Inc.	6,400	33
* Nexstar Broadcasting Group, Inc.	6,817	33
Deb Shops, Inc.	1,285	31
Libbey, Inc.	4,200	31
* Rubio's Restaurants, Inc.	3,622	31
* Emerson Radio Corp.	9,600	31
Dover Motorsports, Inc.	5,200	31
S&K Famous Brands Inc.	2,016	30
Beasley Broadcast Group, Inc.	4,235	30
CBS Corp. Class A	1,040	28
Superior Uniform Group, Inc.	2,008	26
Orleans Homebuilders, Inc.	1,500	24
* The Princeton Review, Inc.	4,500	24
* iRobot Corp.	945	24
Books-a-Million Inc.	1,400	23
Escalade, Inc.	1,686	22
* Rocky Brands Inc	1,000	21
Hancock Fabrics, Inc.	6,300	21
* Home Solutions of America	3,400	21
* Pomeroy IT Solutions, Inc.	2,700	19
* Young Broadcasting Inc.	5,997	19
* Maidenform Brands, Inc.	1,500	18
Bandag, Inc. Class A	587	18
* New Frontier Media, Inc.	2,500	18
* Core-Mark Holding Co., Inc.	500	18
* Dura Automotive Systems, Inc.	8,693	16
* Fairchild Corp.	7,141	15
* Dorman Products, Inc.	1,217	14
Ambassadors International, Inc.	600	14
* Shiloh Industries, Inc.	900	14
* ION Media Networks, Inc.	14,597	13
* Directed Electronics Inc.	1,000	13
* Digital Generation Systems, Inc.	2,419	13
* Hollywood Media Corp.	3,400	13
* Proliance International Inc.	2,412	11
Craftmade International, Inc.	660	11
Bon-Ton Stores, Inc.	500	11
* Image Entertainment, Inc.	3,000	11
* The Smith&Wollensky Restaurant Group, Inc.	2,284	10
* Pegasus Communications Corp.	4,045	10
* Triple Crown Media, Inc.	1,120	10
* WPT Enterprises Inc.	1,600	10
* The Dixie Group, Inc.	711	9
Flexsteel Industries, Inc.	701	9
* Wilsons The Leather Experts Inc.	2,200	9
* Dominion Homes, Inc.	1,000	9
* Comstock Homebuilding Cos., Inc.	1,367	9
Knape&Vogt Manufacturing Co.	429	8
News Corp., Class B	400	8
Collectors Universe, Inc.	500	7
* Tarrant Apparel Group, Inc.	3,500	7
* FTD Group, Inc.	500	7
* Concord Camera Corp.	8,900	6
* Mity-Lite Inc.	300	5
* Syntax-Brillian Corp.	2,225	5
* Gander Mountain Co.	800	5
* Red Lion Hotels Corp.	400	4
* Jameson Inns, Inc. REIT	1,400	4
Cobra Electronics Corp.	398	4
* Innovo Group Inc.	4,000	3
* PC Mall, Inc.	400	3
* Culp, Inc.	400	2
* Celebrate Express, Inc.	100	1
* EVCI Career Colleges Holding Corp.	1,701	1
* Outdoor Channel Holdings Inc.	100	1
Xerium Technologies Inc.	100	1
* Amerigon Inc.	100	1
* Tag-It Pacific, Inc.	600	-
* Gadzooks, Inc.	4,700	-

	562,411

Consumer Staples (4.9%)
The Procter&Gamble Co.	1,126,881	62,655
Altria Group, Inc.	714,156	52,440
Wal-Mart Stores, Inc.	856,616	41,263
PepsiCo, Inc.	567,700	34,085
The Coca-Cola Co.	730,133	31,410
Walgreen Co.	346,833	15,552
Anheuser-Busch Cos., Inc.	266,642	12,156
Colgate-Palmolive Co.	176,645	10,581
Kimberly-Clark Corp.	157,901	9,742
Costco Wholesale Corp.	162,156	9,264
CVS Corp.	280,166	8,601
Archer-Daniels-Midland Co.	201,631	8,323
Sysco Corp.	212,261	6,487
General Mills, Inc.	115,671	5,976
The Kroger Co.	236,133	5,162
Avon Products, Inc.	154,429	4,787
H.J. Heinz Co.	114,812	4,732
Kellogg Co.	90,321	4,374
Sara Lee Corp.	260,463	4,173
Safeway, Inc.	154,126	4,007
ConAgra Foods, Inc.	177,809	3,931
Reynolds American Inc.	30,365	3,501
The Hershey Co.	58,018	3,195
The Clorox Co.	51,478	3,139
Whole Foods Market, Inc.	47,672	3,082
Campbell Soup Co.	77,955	2,893
UST, Inc.	55,520	2,509
Kraft Foods Inc.	75,414	2,330
SuperValu Inc.	70,158	2,154
Bunge Ltd.	37,875	1,903
Coca-Cola Enterprises, Inc.	89,360	1,820
Wm. Wrigley Jr. Co.	39,703	1,801
* Dean Foods Co.	46,156	1,717
* Constellation Brands, Inc. Class A	67,740	1,694
Carolina Group	32,000	1,644
Molson Coors Brewing Co. Class B	24,043	1,632
Estee Lauder Cos. Class A	41,426	1,602
The Pepsi Bottling Group, Inc.	49,140	1,580
McCormick&Co., Inc.	40,667	1,364
Alberto-Culver Co. Class B	27,055	1,318
Tyson Foods, Inc.	82,476	1,226
* Energizer Holdings, Inc.	20,388	1,194
Brown-Forman Corp. Class B	15,725	1,124
* Hansen Natural Corp.	5,500	1,047
* Smithfield Foods, Inc.	34,539	996
Hormel Foods Corp.	25,997	966
J.M. Smucker Co.	19,238	860
Church&Dwight, Inc.	22,255	811
Corn Products International, Inc.	25,600	783
Del Monte Foods Co.	68,803	773
* Rite Aid Corp.	162,538	689
* BJ's Wholesale Club, Inc.	23,566	668
Wm. Wrigley Jr. Co. Class B	12,050	546
Flowers Foods, Inc.	19,046	545
* Herbalife Ltd.	13,200	527
PepsiAmericas, Inc.	22,901	506
* NBTY, Inc.	19,744	472
* United Natural Foods, Inc.	13,800	456
Longs Drug Stores, Inc.	9,850	449
* Ralcorp Holdings, Inc.	10,233	435
Casey's General Stores, Inc.	15,800	395
Pilgrim's Pride Corp.	15,144	391
* Performance Food Group Co.	12,835	390
Delta&Pine Land Co.	12,975	381
Lancaster Colony Corp.	9,451	373
* Hain Celestial Group, Inc.	13,435	346
Universal Corp. (VA)	8,700	324
Nu Skin Enterprises, Inc.	20,101	299
Ruddick Corp.	11,609	285
* Central Garden and Pet Co.	6,275	270
Tootsie Roll Industries, Inc.	8,387	244
* TreeHouse Foods Inc.	9,911	237
* Central European Distribution Corp.	9,150	230
Seaboard Corp.	160	205
Chiquita Brands International, Inc.	14,136	195
* Gold Kist Inc.	14,501	194
Sanderson Farms, Inc.	6,919	194
* Wild Oats Markets Inc.	9,811	192
Lance, Inc.	7,300	168
* Spectrum Brands Inc.	12,900	167
J&J Snack Foods Corp.	5,000	165
* USANA Health Sciences, Inc.	4,350	165
* Playtex Products, Inc.	15,500	162
WD-40 Co.	4,812	162
* Chattem, Inc.	5,305	161
Andersons, Inc.	3,800	158
* Elizabeth Arden, Inc.	8,538	153
The Great Atlantic&Pacific Tea Co., Inc.	6,200	141
Vector Group Ltd.	8,359	136
Weis Markets, Inc.	3,152	130
The Topps Co., Inc.	15,382	126
* Peet's Coffee&Tea Inc.	4,134	125
* Medifast, Inc.	6,400	114
Alliance One International, Inc.	25,388	113
Spartan Stores, Inc.	7,200	105
Arden Group Inc. Class A	911	103
Reddy Ice Holdings, Inc.	4,613	94
Nash-Finch Co.	4,356	93
* Pathmark Stores, Inc.	9,844	93
Alico, Inc.	1,667	92
* Boston Beer Co., Inc. Class A	3,000	88
* Green Mountain Coffee Roasters, Inc.	2,090	84
Coca-Cola Bottling Co.	1,600	81
* Smart&Final Inc.	4,700	79
Premium Standard Farms Inc.	4,861	79
* American Italian Pasta Co.	9,020	77
* Prestige Brands Holdings Inc.	7,635	76
* Darling International, Inc.	15,800	72
* Griffin Land&Nurseries, Inc.	2,257	71
National Beverage Corp.	4,800	69
Mannatech, Inc.	5,250	66
Inter Parfums, Inc.	3,550	61
Farmer Brothers, Inc.	2,598	56
* Parlux Fragrances, Inc.	5,800	56
* John B. Sanfilippo&Son, Inc.	4,200	56
* Zapata Corp.	7,800	54
* Lifeway Foods, Inc.	3,911	50
* Revlon, Inc. Class A	37,262	47
Oil-Dri Corp. of America	2,000	39
* Star Scientific, Inc.	13,862	36
MGP Ingredients, Inc.	1,500	35
Diamond Foods, Inc.	1,833	29
Imperial Sugar Co.	1,200	28
* Omega Protein Corp.	4,700	27
* Jones Soda Co.	2,300	21
Ingles Markets, Inc.	1,200	20
* Schiff Nutrition International, Inc.	2,700	18
* Integrated Biopharma, Inc.	1,900	17
* Monterey Pasta Co.	2,700	16
* PriceSmart, Inc.	1,139	11
Calavo Growers, Inc.	300	3
* Hines Horticulture, Inc.	500	2
* Vermont Pure Holdings, Ltd.	800	1

	405,248

Energy (6.0%)
ExxonMobil Corp.	2,092,071	128,348
Chevron Corp.	762,707	47,334
ConocoPhillips Co.	536,963	35,187
Schlumberger Ltd.	404,872	26,361
Occidental Petroleum Corp.	147,606	15,137
Valero Energy Corp.	213,084	14,174
Halliburton Co.	176,915	13,129
Marathon Oil Corp.	125,647	10,466
Baker Hughes, Inc.	117,274	9,599
* Transocean Inc.	111,323	8,941
Devon Energy Corp.	144,214	8,712
Apache Corp.	113,141	7,722
Anadarko Petroleum Corp.	152,256	7,261
* Weatherford International Ltd.	123,467	6,126
EOG Resources, Inc.	83,156	5,766
Kerr-McGee Corp.	75,724	5,251
XTO Energy, Inc.	118,500	5,246
Peabody Energy Corp.	90,696	5,056
GlobalSantaFe Corp.	83,739	4,836
Williams Cos., Inc.	196,607	4,593
Hess Corp.	86,551	4,574
BJ Services Co.	111,120	4,140
Chesapeake Energy Corp.	136,269	4,122
* National Oilwell Varco Inc.	59,791	3,786
Kinder Morgan, Inc.	37,049	3,701
* Nabors Industries, Inc.	107,466	3,631
El Paso Corp.	238,386	3,576
Noble Corp.	45,290	3,370
Smith International, Inc.	73,264	3,258
Murphy Oil Corp.	57,562	3,215
Sunoco, Inc.	45,664	3,164
* Ultra Petroleum Corp.	53,200	3,153
CONSOL Energy, Inc.	63,400	2,962
Noble Energy, Inc.	61,258	2,871
ENSCO International, Inc.	52,604	2,421
* Newfield Exploration Co.	44,052	2,156
Pioneer Natural Resources Co.	44,160	2,049
* Grant Prideco, Inc.	44,804	2,005
* Cameron International Corp.	39,620	1,893
Arch Coal, Inc.	44,276	1,876
Diamond Offshore Drilling, Inc.	22,171	1,861
* Southwestern Energy Co.	57,300	1,785
Tesoro Petroleum Corp.	23,600	1,755
* Pride International, Inc.	55,506	1,733
Patterson-UTI Energy, Inc.	59,157	1,675
* FMC Technologies Inc.	23,584	1,591
Rowan Cos., Inc.	37,695	1,342
* Denbury Resources, Inc.	40,800	1,292
Western Gas Resources, Inc.	20,744	1,242
Range Resources Corp.	44,948	1,222
Cimarex Energy Co.	28,357	1,219
Frontier Oil Corp.	36,664	1,188
* Plains Exploration&Production Co.	26,985	1,094
Helmerich&Payne, Inc.	18,045	1,087
* Helix Energy Solutions Group, Inc.	25,390	1,025
Massey Energy Co.	28,149	1,013
* Maverick Tube Corp.	15,000	948
Pogo Producing Co.	20,226	932
Tidewater Inc.	18,904	930
* Superior Energy Services, Inc.	27,395	929
Todco Class A	21,366	873
* Unit Corp.	15,100	859
* Oceaneering International, Inc.	18,420	845
Cabot Oil&Gas Corp.	17,000	833
St. Mary Land&Exploration Co.	19,687	792
* TETRA Technologies, Inc.	24,350	738
* Kinder Morgan Management, LLC	16,450	708
* Cheniere Energy, Inc.	17,700	690
Holly Corp.	13,986	674
* Universal Compression Holdings, Inc.	10,437	657
* Forest Oil Corp.	19,746	655
* Veritas DGC Inc.	12,087	623
* Houston Exploration Co.	10,109	619
Overseas Shipholding Group Inc.	10,159	601
Foundation Coal Holdings, Inc.	12,500	587
* Hanover Compressor Co.	30,074	565
* Hydrill Co.	7,100	557
OMI Corp.	25,400	550
* Core Laboratories NV	9,000	549
* Whiting Petroleum Corp.	12,824	537
* Quicksilver Resources, Inc.	14,500	534
* KCS Energy, Inc.	17,700	526
* Grey Wolf, Inc.	67,210	518
* Lone Star Technologies, Inc.	9,571	517
* W-H Energy Services, Inc.	10,100	513
* SEACOR Holdings Inc.	6,026	495
* Global Industries Ltd.	29,574	494
* Dresser Rand Group, Inc.	20,522	482
* Atwood Oceanics, Inc.	9,632	478
* Oil States International, Inc.	13,790	473
* Comstock Resources, Inc.	15,000	448
Penn Virginia Corp.	6,400	447
Berry Petroleum Class A	13,200	438
* Encore Acquisition Co.	16,100	432
* NS Group Inc.	7,800	430
* Swift Energy Co.	10,000	429
World Fuel Services Corp.	9,395	429
* Stone Energy Corp.	8,540	398
USEC Inc.	32,330	383
* KFX, Inc.	23,494	359
* Parallel Petroleum Corp.	14,040	347
* Alpha Natural Resources, Inc.	17,386	341
* Remington Oil&Gas Corp.	7,300	321
* Parker Drilling Co.	44,300	318
* Bristow Group, Inc.	8,700	313
CARBO Ceramics Inc.	6,200	305
* Input/Output, Inc.	31,200	295
* Giant Industries, Inc.	4,400	293
* Bill Barrett Corp.	9,667	286
* Atlas America, Inc.	6,366	285
* International Coal Group, Inc.	39,363	283
General Maritime Corp.	7,400	274
* Hornbeck Offshore Services, Inc.	7,700	274
Lufkin Industries, Inc.	4,600	273
* Dril-Quip, Inc.	3,300	272
* Hercules Offshore, Inc.	7,672	269
* Delta Petroleum Corp.	15,334	263
* CNX Gas Corp.	8,743	262
* Mariner Energy Inc.	13,832	254
* Newpark Resources, Inc.	39,041	240
* ATP Oil&Gas Corp.	5,654	237
* Energy Partners, Ltd.	12,270	233
* Petrohawk Energy Corp.	18,254	230
* Pioneer Drilling Co.	14,508	224
* Rentech, Inc.	47,500	221
* Warren Resources Inc.	15,320	220
* Carrizo Oil&Gas, Inc.	6,807	213
*^ Pacific Ethanol, Inc.	8,880	205
* Petroleum Development Corp.	5,391	203
* Goodrich Petroleum Corp.	6,814	193
Crosstex Energy, Inc.	1,982	188
* PHI Inc. Non-Voting	5,624	187
* TransMontaigne Inc.	16,246	182
* Harvest Natural Resources, Inc.	13,200	179
RPC Inc.	7,350	178
*^ Transmeridian Exploration Inc.	30,819	176
* NATCO Group Inc.	4,200	169
W&T Offshore, Inc.	4,297	167
* PetroQuest Energy, Inc.	12,400	152
* Bois d'Arc Energy, Inc.	8,958	148
*^ Syntroleum Corp.	23,057	140
* The Exploration Co. of Delaware, Inc.	12,953	138
* Enbridge Energy Management LLC	3,303	137
* Vaalco Energy, Inc.	13,600	133
* The Meridian Resource Corp.	36,700	128
* Trico Marine Services, Inc.	3,768	128
* Gulfmark Offshore, Inc.	4,900	127
* James River Coal Co.	4,588	122
* Gasco Energy Inc.	26,900	120
*^ Toreador Resources Corp.	4,252	120
* Basic Energy Services Inc.	3,581	109
*^ Tri-Valley Corp.	13,200	109
* Brigham Exploration Co.	13,179	104
*^ SulphCo, Inc.	14,140	101
*^ McMoRan Exploration Co.	5,597	99
*^ Willbros Group, Inc.	4,900	93
Gulf Island Fabrication, Inc.	4,514	90
* Bronco Drilling Co., Inc.	4,314	90
* Arena Resources, Inc.	2,600	89
* Edge Petroleum Corp.	4,400	88
* Credo Pete Corp.	4,550	88
Maritrans Inc.	3,400	85
* Callon Petroleum Co.	4,361	84
* Double Eagle Petroleum Co.	5,023	83
Alon USA Energy, Inc.	2,497	79
*^ CanArgo Energy Corp	105,700	77
* Clayton Williams Energy, Inc.	1,988	69
* Endeavor International Corp.	25,900	62
* Metretek Technologies, Inc.	3,500	60
* GMX Resources Inc.	1,900	59
* GeoGlobal Resources Inc.	10,800	53
* FX Energy, Inc.	11,200	52
* Matrix Service Co.	4,400	50
* Dawson Geophysical	1,600	49
* Superior Well Services, Inc.	1,536	38
NGP Capital Resources Co.	2,361	35
* Harken Energy Corp.	47,590	30
* Westmoreland Coal Co.	1,000	24
* Infinity, Inc.	3,200	22
* Union Drilling, Inc.	1,400	21
* U.S. Energy Corp.	4,023	18
* Abraxas Petroleum Corp.	3,818	16
Barnwell Industries, Inc.	600	14
MarkWest Hydrocarbon, Inc.	550	14
* Contango Oil&Gas Co.	200	3
Panhandle Royalty Co.	100	2

	492,891

Financials (13.1%)
Citigroup, Inc.	1,709,979	82,489
Bank of America Corp.	1,592,726	76,610
JPMorgan Chase&Co.	1,194,226	50,157
American International Group, Inc.	756,292	44,659
Wells Fargo&Co.	550,800	36,948
Wachovia Corp.	558,315	30,194
Merrill Lynch&Co., Inc.	307,184	21,368
Morgan Stanley	331,157	20,932
American Express Co.	382,659	20,365
The Goldman Sachs Group, Inc.	135,101	20,323
U.S. Bancorp	617,031	19,054
Fannie Mae	332,394	15,988
Washington Mutual, Inc.	339,743	15,485
Freddie Mac	237,108	13,518
MetLife, Inc.	259,698	13,299
Prudential Financial, Inc.	169,680	13,184
The Allstate Corp.	209,983	11,492
The St. Paul Travelers, Cos. Inc.	238,517	10,633
Lehman Brothers Holdings, Inc.	157,144	10,238
SunTrust Banks, Inc.	118,008	8,999
Capital One Financial Corp.	103,233	8,821
The Hartford Financial Services Group Inc.	103,663	8,770
The Bank of New York Co., Inc.	264,279	8,510
* Berkshire Hathaway Inc. Class A	89	8,158
AFLAC Inc.	170,686	7,911
Countrywide Financial Corp.	206,655	7,869
BB&T Corp.	188,605	7,844
National City Corp.	210,748	7,627
SLM Corp.	141,710	7,499
The Chubb Corp.	142,128	7,092
PNC Financial Services Group	100,408	7,046
State Street Corp.	114,910	6,675
Golden West Financial Corp.	89,787	6,662
Progressive Corp. of Ohio	256,136	6,585
Simon Property Group, Inc. REIT	77,171	6,400
Charles Schwab Corp.	375,632	6,003
Fifth Third Bancorp	161,973	5,985
The Chicago Mercantile Exchange	11,859	5,824
ACE Ltd.	111,053	5,618
Lincoln National Corp.	97,425	5,499
Genworth Financial Inc.	156,232	5,443
Bear Stearns Co., Inc.	38,856	5,443
Franklin Resources Corp.	62,072	5,388
The Principal Financial Group, Inc.	96,230	5,355
Regions Financial Corp.	156,364	5,179
KeyCorp	138,817	4,953
Mellon Financial Corp.	141,849	4,884
Marsh&McLennan Cos., Inc.	177,771	4,780
North Fork Bancorp, Inc.	158,341	4,777
Equity Office Properties Trust REIT	130,469	4,763
Loews Corp.	133,788	4,743
Moody's Corp.	84,340	4,593
Equity Residential REIT	99,247	4,439
ProLogis REIT	83,854	4,370
Vornado Realty Trust REIT	43,639	4,257
Legg Mason Inc.	41,537	4,134
Archstone-Smith Trust REIT	72,806	3,704
XL Capital Ltd. Class A	60,300	3,696
CIT Group Inc.	68,414	3,577
Marshall&Ilsley Corp.	76,922	3,518
Northern Trust Corp.	63,558	3,515
Host Marriott Corp. REIT	158,738	3,472
Aon Corp.	99,327	3,459
Ameriprise Financial, Inc.	77,091	3,444
General Growth Properties Inc. REIT	73,808	3,326
Boston Properties, Inc. REIT	36,633	3,312
T. Rowe Price Group Inc.	86,014	3,252
AmSouth Bancorp	118,418	3,132
Ambac Financial Group, Inc.	36,271	2,942
* E*TRADE Financial Corp.	128,875	2,941
Comerica, Inc.	55,939	2,908
Avalonbay Communities, Inc. REIT	25,255	2,794
M&T Bank Corp.	23,023	2,715
Kimco Realty Corp. REIT	74,224	2,708
MBIA, Inc.	45,956	2,691
Zions Bancorp	34,307	2,674
Cincinnati Financial Corp.	56,665	2,664
Sovereign Bancorp, Inc.	128,880	2,618
Hudson City Bancorp, Inc.	191,719	2,556
Safeco Corp.	42,292	2,383
Fidelity National Financial, Inc.	59,399	2,314
Synovus Financial Corp.	85,858	2,299
Plum Creek Timber Co. Inc. REIT	63,188	2,243
Compass Bancshares Inc.	40,312	2,241
Public Storage, Inc. REIT	28,589	2,170
Torchmark Corp.	35,556	2,159
Commerce Bancorp, Inc.	56,574	2,018
Everest Re Group, Ltd.	22,900	1,982
MGIC Investment Corp.	30,051	1,953
Developers Diversified Realty Corp. REIT	37,407	1,952
Huntington Bancshares Inc.	82,605	1,948
W.R. Berkley Corp.	55,729	1,902
UnumProvident Corp.	102,409	1,857
Assurant, Inc.	37,900	1,834
Radian Group, Inc.	28,553	1,764
Popular, Inc.	89,909	1,726
The Macerich Co. REIT	23,985	1,684
First Horizon National Corp.	41,238	1,658
Leucadia National Corp.	55,588	1,623
Duke Realty Corp. REIT	46,127	1,621
* CB Richard Ellis Group, Inc.	64,806	1,614
Old Republic International Corp.	74,733	1,597
TD Ameritrade Holding Corp.	103,432	1,532
SL Green Realty Corp. REIT	13,900	1,522
AMB Property Corp. REIT	30,046	1,519
Mercantile Bankshares Corp.	42,256	1,507
New York Community Bancorp, Inc.	90,858	1,500
iStar Financial Inc. REIT	38,828	1,466
American Capital Strategies, Ltd.	43,750	1,465
Regency Centers Corp. REIT	23,305	1,448
Apartment Investment&Management Co. Class A REIT	33,289	1,446
A.G. Edwards&Sons, Inc.	25,957	1,436
* Arch Capital Group Ltd.	23,940	1,423
Camden Property Trust REIT	19,280	1,418
The PMI Group Inc.	30,734	1,370
Allied Capital Corp.	46,897	1,349
Liberty Property Trust REIT	30,335	1,341
Associated Banc-Corp	41,957	1,323
Janus Capital Group Inc.	73,843	1,322
United Dominion Realty Trust REIT	46,480	1,302
*^ NYSE Group Inc.	18,900	1,294
UnionBanCal Corp.	19,844	1,282
Federal Realty Investment Trust REIT	18,228	1,276
White Mountains Insurance Group Inc.	2,591	1,262
Health Care Properties Investors REIT	46,758	1,250
PartnerRe Ltd.	19,476	1,247
* AmeriCredit Corp.	44,227	1,235
Colonial BancGroup, Inc.	47,643	1,223
* Conseco, Inc.	52,150	1,205
Brown&Brown, Inc.	40,616	1,187
First American Corp.	28,007	1,184
Reckson Associates Realty Corp. REIT	28,523	1,180
Nuveen Investments, Inc. Class A	27,119	1,167
TD Banknorth, Inc.	39,612	1,167
^ The St. Joe Co.	24,609	1,145
RenaissanceRe Holdings Ltd.	23,400	1,134
HCC Insurance Holdings, Inc.	38,089	1,121
Forest City Enterprise Class A	22,068	1,101
Axis Capital Holdings Ltd.	38,400	1,099
* Markel Corp.	3,150	1,093
Ventas, Inc. REIT	32,235	1,092
Hospitality Properties Trust REIT	24,845	1,091
TCF Financial Corp.	41,243	1,091
SEI Investments Co.	22,204	1,085
Jones Lang Lasalle Inc.	12,211	1,069
Weingarten Realty Investors REIT	27,734	1,062
Eaton Vance Corp.	42,353	1,057
Protective Life Corp.	22,660	1,056
Jefferies Group, Inc.	34,728	1,029
IndyMac Bancorp, Inc.	22,171	1,017
* Affiliated Managers Group, Inc.	11,663	1,013
Investors Financial Services Corp.	22,492	1,010
Shurgard Storage Centers, Inc. Class A REIT	16,154	1,010
Thornburg Mortgage, Inc. REIT	36,209	1,009
Brandywine Realty Trust REIT	31,287	1,007
Trizec Properties, Inc. REIT	34,889	999
Rayonier Inc. REIT	26,230	994
Mack-Cali Realty Corp. REIT	21,589	991
Astoria Financial Corp.	32,495	989
Commerce Bancshares, Inc.	19,655	984
* Nasdaq Stock Market Inc.	32,777	980
Valley National Bancorp	38,080	979
BRE Properties Inc. Class A REIT	17,690	973
Pan Pacific Retail Properties, Inc. REIT	13,997	971
StanCorp Financial Group, Inc.	18,998	967
Fulton Financial Corp.	60,047	956
Raymond James Financial, Inc.	31,280	947
City National Corp.	14,532	946
Wilmington Trust Corp.	22,241	938
Federated Investors, Inc.	29,325	924
Cullen/Frost Bankers, Inc.	16,046	919
CapitalSource Inc. REIT	38,652	907
CarrAmerica Realty Corp. REIT	20,232	901
New Plan Excel Realty Trust REIT	35,912	887
Webster Financial Corp.	18,556	880
Hanover Insurance Group Inc.	18,543	880
Bank of Hawaii Corp.	17,673	877
* CBOT Holdings, Inc. Class A	7,254	868
Nationwide Financial Services, Inc.	19,475	858
Essex Property Trust, Inc. REIT	7,528	841
Arthur J. Gallagher&Co.	32,901	834
HRPT Properties Trust REIT	72,053	833
CBL&Associates Properties, Inc. REIT	21,088	821
Sky Financial Group, Inc.	33,912	801
Alexandria Real Estate Equities, Inc. REIT	9,028	801
New Century Financial Corp. REIT	17,350	794
Kilroy Realty Corp. REIT	10,900	788
AmerUs Group Co.	13,384	784
Whitney Holdings Corp.	21,558	763
* Investment Technology Group, Inc.	14,937	760
Mercury General Corp.	13,255	747
Health Care Inc. REIT	21,191	741
Taubman Co. REIT	18,100	740
Colonial Properties Trust REIT	14,714	727
Unitrin, Inc.	16,451	717
BlackRock, Inc.	5,094	709
East West Bancorp, Inc.	18,624	706
Annaly Mortgage Management Inc. REIT	54,862	703
Washington Federal Inc.	30,065	697
Realty Income Corp. REIT	31,006	679
BancorpSouth, Inc.	24,521	668
Home Properties, Inc. REIT	12,006	666
Post Properties, Inc. REIT	14,454	655
Ohio Casualty Corp.	21,762	647
* Berkshire Hathaway Inc. Class B	212	645
American Financial Group, Inc.	14,987	643
The South Financial Group, Inc.	24,334	643
The First Marblehead Corp.	11,175	636
First Midwest Bancorp, Inc.	17,154	636
People's Bank	19,329	635
* Philadelphia Consolidated Holding Corp.	20,687	628
LaSalle Hotel Properties REIT	13,560	628
Crescent Real Estate, Inc. REIT	33,593	623
Endurance Specialty Holdings Ltd.	19,300	618
Friedman, Billings, Ramsey Group, Inc. REIT	55,788	612
Texas Regional Bancshares, Inc.	16,033	608
Waddell&Reed Financial, Inc.	29,287	602
American Home Mortgage Investment Corp. REIT	16,206	597
Cathay General Bancorp	16,130	587
Sunstone Hotel Investors, Inc. REIT	20,075	583
First Industrial Realty Trust REIT	15,264	579
Nationwide Health Properties, Inc. REIT	25,637	577
Corporate Office Properties Trust, Inc. REIT	13,642	574
Highwood Properties, Inc. REIT	15,855	574
KKR Financial Corp. REIT	27,551	573
FirstMerit Corp.	27,360	573
Platinum Underwriters Holdings, Ltd.	20,400	571
Washington REIT	15,377	564
BioMed Realty Trust, Inc. REIT	18,800	563
* SVB Financial Group	12,324	560
Maguire Properties, Inc. REIT	15,800	556
Selective Insurance Group	9,850	550
UCBH Holdings, Inc.	32,802	543
Delphi Financial Group, Inc.	14,914	542
NewAlliance Bancshares, Inc.	37,881	542
Westamerica Bancorporation	11,018	540
Healthcare Realty Trust Inc. REIT	16,697	532
Reinsurance Group of America, Inc.	10,787	530
Apollo Investment Corp.	28,274	523
Strategic Hotels and Resorts, Inc. REIT	25,100	521
Mills Corp. REIT	19,422	520
* Knight Capital Group, Inc. Class A	34,068	519
First Niagara Financial Group, Inc.	36,721	515
Commerce Group, Inc.	17,400	514
National Financial Partners Corp.	11,525	511
Transatlantic Holdings, Inc.	9,070	507
Pennsylvania REIT	12,549	507
Trustmark Corp.	16,303	505
* ProAssurance Corp.	10,400	501
* Alleghany Corp.	1,802	498
Potlatch Corp. REIT	13,188	498
Aspen Insurance Holdings Ltd.	21,330	497
Downey Financial Corp.	7,286	494
Erie Indemnity Co. Class A	9,493	494
Greater Bay Bancorp	17,107	492
Umpqua Holdings Corp.	18,988	487
Montpelier Re Holdings Ltd.	28,108	486
Pacific Capital Bancorp	15,402	479
Hancock Holding Co.	8,455	473
International Securities Exchange, Inc.	12,316	469
Assured Guaranty Ltd.	18,300	464
Zenith National Insurance Corp.	11,653	462
Old National Bancorp	22,724	454
United Bankshares, Inc.	12,325	451
Senior Housing Properties Trust REIT	24,754	443
The Phoenix Cos., Inc.	31,430	443
* Piper Jaffray Cos., Inc.	7,210	441
Mid-America Apartment Communities, Inc. REIT	7,833	437
IPC Holdings Ltd.	17,700	436
MAF Bancorp, Inc.	10,076	432
American Financial Realty Trust REIT	44,500	431
Fremont General Corp.	23,107	429
First Community Bancorp	7,214	426
International Bancshares Corp.	15,337	421
Provident Bankshares Corp.	11,502	419
* Trammell Crow Co.	11,900	419
Hilb, Rogal and Hamilton Co.	11,200	417
Chittenden Corp.	16,027	414
Redwood Trust, Inc. REIT	8,426	411
Wintrust Financial Corp.	8,032	408
BOK Financial Corp.	8,212	408
Cousins Properties, Inc. REIT	13,178	408
Sterling Financial Corp.	13,270	405
Susquehanna Bancshares, Inc.	16,694	399
LandAmerica Financial Group, Inc.	6,100	394
^ Novastar Financial, Inc. REIT	12,400	392
Park National Corp.	3,930	388
Provident Financial Services Inc.	21,526	386
Lexington Corporate Properties Trust REIT	17,653	381
Equity Lifestyle Properties, Inc. REIT	8,650	379
Central Pacific Financial Co.	9,503	368
* Signature Bank	11,331	367
FelCor Lodging Trust, Inc. REIT	16,868	367
First Republic Bank	7,950	364
Newcastle Investment Corp. REIT	14,231	360
* First Federal Financial Corp.	6,132	354
R.L.I. Corp.	7,330	353
F.N.B. Corp.	22,281	351
National Retail Properties REIT	17,409	347
United Community Banks, Inc.	11,400	347
First Citizens BancShares Class A	1,719	345
Cash America International Inc.	10,587	339
Entertainment Properties Trust REIT	7,834	337
PS Business Parks, Inc. REIT	5,702	336
Spirit Finance Corp. REIT	29,865	336
EastGroup Properties, Inc. REIT	7,200	336
TrustCo Bank NY	30,459	336
* Argonaut Group, Inc.	11,129	334
Inland Real Estate Corp. REIT	22,354	333
MCG Capital Corp.	20,700	329
Republic Bancorp, Inc.	26,021	322
UMB Financial Corp.	9,618	321
Impac Mortgage Holdings, Inc. REIT	28,200	315
Brookline Bancorp, Inc.	22,889	315
Global Signal, Inc. REIT	6,660	308
Alabama National BanCorporation	4,500	307
PrivateBancorp, Inc.	7,402	307
Citizens Banking Corp.	12,472	304
Highland Hospitality Corp. REIT	21,600	304
Longview Fibre Co. REIT	15,900	304
First Commonwealth Financial Corp.	23,796	302
Max Re Capital Ltd.	13,800	301
Trustreet Properties, Inc. REIT	22,555	298
PFF Bancorp, Inc.	8,909	295
Sovran Self Storage, Inc. REIT	5,800	295
Franklin Street Properties Corp. REIT	14,887	293
U-Store-It Trust REIT	15,495	292
Tanger Factory Outlet Centers, Inc. REIT	8,978	291
CVB Financial Corp.	18,523	290
Corus Bankshares Inc.	10,980	287
NBT Bancorp, Inc.	12,353	287
Boston Private Financial Holdings, Inc.	10,263	286
First Charter Corp.	11,600	285
Heritage Property Investment Trust REIT	8,148	285
Horace Mann Educators Corp.	16,785	285
Glacier Bancorp, Inc.	9,719	284
BankUnited Financial Corp.	9,285	283
RAIT Investment Trust REIT	9,655	282
* USI Holdings Corp.	20,919	281
*^ LaBranche&Co. Inc.	23,099	280
Glimcher Realty Trust REIT	11,234	279
Infinity Property&Casualty Corp.	6,741	276
Bank Mutual Corp.	22,611	276
Frontier Financial Corp.	8,100	275
Omega Healthcare Investors, Inc. REIT	20,766	275
DiamondRock Hospitality Co. REIT	18,460	273
Chemical Financial Corp.	8,921	273
* Centennial Bank Holdings Inc.	26,391	273
Student Loan Corp.	1,350	273
National Penn Bancshares Inc.	13,357	265
First BanCorp Puerto Rico	28,300	263
Sterling Bancshares, Inc.	14,000	263
Doral Financial Corp.	40,561	260
Extra Space Storage Inc. REIT	15,979	259
Equity Inns, Inc. REIT	15,600	258
W Holding Co., Inc.	38,755	258
Greenhill&Co., Inc.	4,200	255
S&T Bancorp, Inc.	7,676	255
Community Bank System, Inc.	12,600	254
Commercial Capital Bancorp, Inc.	16,133	254
Digital Realty Trust, Inc. REIT	10,200	252
Equity One, Inc. REIT	11,983	250
City Holding Co.	6,927	250
Prosperity Bancshares, Inc.	7,600	250
MB Financial, Inc.	7,050	249
* Accredited Home Lenders Holding Co.	5,200	249
Hanmi Financial Corp.	12,669	246
Harbor Florida Bancshares, Inc.	6,600	245
Saxon Inc. REIT	21,336	244
* Texas Capital Bancshares, Inc.	10,457	244
Amcore Financial, Inc.	8,200	240
Advanta Corp. Class A	7,263	238
* CompuCredit Corp.	6,159	237
Innkeepers USA Trust REIT	13,700	237
* Nelnet, Inc.	5,800	235
Anthracite Capital Inc. REIT	19,300	235
* GFI Group Inc.	4,342	234
Glenborough Realty Trust, Inc. REIT	10,800	233
Capitol Federal Financial	6,744	231
Calamos Asset Management, Inc.	7,904	229
National Health Investors REIT	8,500	229
BankAtlantic Bancorp, Inc. Class A	15,335	228
Independent Bank Corp. (MI)	8,577	226
Financial Federal Corp.	8,100	225
Community Banks, Inc.	8,582	223
Harleysville National Corp.	10,492	223
* World Acceptance Corp.	6,237	222
Northwest Bancorp, Inc.	8,313	220
Scottish Re Group Ltd.	13,100	219
Advance America Cash Advance Centers Inc.	12,359	217
Ares Capital Corp.	12,737	216
* Ocwen Financial Corp.	16,900	215
^ Fidelity National Title Group, Inc. Class A	10,799	212
Westbanco Inc.	6,851	212
Fidelity Bankshares, Inc.	6,602	210
Mid-State Bancshares	7,500	210
Stewart Information Services Corp.	5,720	208
* Investors Bancorp, Inc.	15,184	206
TierOne Corp.	6,016	203
* IntercontinentalExchange Inc.	3,500	203
* Triad Guaranty, Inc.	4,100	200
Parkway Properties Inc. REIT	4,369	199
Bank of the Ozarks, Inc.	5,908	197
Community Trust Bancorp Inc.	5,623	196
Capital Trust Class A REIT	5,499	196
Anchor Bancorp Wisconsin Inc.	6,479	195
Alfa Corp.	11,801	195
Getty Realty Holding Corp. REIT	6,827	194
BankFinancial Corp.	11,140	193
* Franklin Bank Corp.	9,515	192
* Pinnacle Financial Partners, Inc.	6,268	191
First Financial Bankshares, Inc.	5,210	190
Provident New York Bancorp, Inc.	14,330	189
Saul Centers, Inc. REIT	4,643	189
Ashford Hospitality Trust REIT	14,965	189
United Fire&Casualty Co.	6,201	187
Sun Communities, Inc. REIT	5,726	186
Investors Real Estate Trust REIT	20,624	186
MFA Mortgage Investments, Inc. REIT	27,000	186
ASTA Funding, Inc.	4,900	184
* Portfolio Recovery Associates, Inc.	4,000	183
* EZCORP, Inc.	4,846	183
* Western Alliance Bancorp	5,240	182
National Western Life Insurance Co. Class A	757	181
LTC Properties, Inc. REIT	8,100	181
Ramco-Gershenson Properties Trust REIT	6,710	181
* Ace Cash Express, Inc.	6,150	180
* Navigators Group, Inc.	4,093	179
Columbia Banking System, Inc.	4,734	177
Flagstar Bancorp, Inc.	11,054	176
* First Cash Financial Services, Inc.	8,900	176
First Financial Bancorp	11,782	176
KNBT Bancorp Inc.	10,617	175
Partners Trust Financial Group, Inc.	15,296	175
Sandy Spring Bancorp, Inc.	4,800	173
Acadia Realty Trust REIT	7,300	173
Independent Bank Corp. (MA)	5,300	172
American Equity Investment Life Holding Co.	16,100	172
American Campus Communities, Inc. REIT	6,900	171
FBL Financial Group, Inc. Class A	5,283	171
Integra Bank Corp.	7,850	171
GMH Communities Trust REIT	12,909	170
West Coast Bancorp	5,697	168
IBERIABANK Corp.	2,900	167
Winston Hotels, Inc. REIT	13,600	167
Presidential Life Corp.	6,700	165
TriCo Bancshares	5,978	164
* Virginia Commerce Bancorp, Inc.	6,846	164
Sterling Financial Corp. (PA)	7,418	162
Nara Bancorp, Inc.	8,589	161
optionsXpress Holdings Inc.	6,767	158
* The Bancorp Inc.	6,258	157
Safety Insurance Group, Inc.	3,289	156
First Potomac REIT	5,236	156
Old Second Bancorp, Inc.	5,015	155
Macatawa Bank Corp.	6,547	153
Wilshire Bancorp Inc.	8,450	152
Placer Sierra Bancshares	6,500	151
* Universal American Financial Corp.	11,457	151
First Source Corp.	4,449	151
Simmons First National Corp.	5,137	149
^ First South Bancorp, Inc.	4,352	149
PXRE Group Ltd.	39,840	148
Virginia Financial Group, Inc.	3,500	148
Capitol Bancorp Ltd.	3,790	148
Deerfield Triarc Capital Corp. REIT	11,324	147
First Financial Corp. (IN)	4,881	146
Tower Group, Inc.	4,800	145
Interchange Financial Services Corp.	6,412	144
Cascade Bancorp	5,045	144
Dime Community Bancshares	10,512	143
Gramercy Capital Corp. REIT	5,483	142
First State Bancorporation	5,968	142
Midland Co.	3,736	142
* Seabright Insurance Holdings, Inc.	8,800	142
WSFS Financial Corp.	2,300	141
Heritage Commerce Corp.	5,700	141
State Auto Financial Corp.	4,317	140
Peoples Bancorp, Inc.	4,682	140
* Aether Holdings, Inc.	25,376	140
U.S.B. Holding Co., Inc.	6,127	138
* American Physicians Capital, Inc.	2,600	137
Southwest Bancorp, Inc.	5,344	136
Cardinal Financial Corp.	11,648	135
Omega Financial Corp.	4,300	135
First Merchants Corp.	5,502	134
* United America Indemnity, Ltd.	6,400	133
* Sun Bancorp, Inc. (NJ)	8,210	133
First Busey Corp.	6,511	133
* CNA Surety Corp.	7,710	133
PremierWest Bancorp	9,190	133
Capital Lease Funding, Inc. REIT	11,600	132
* Tejon Ranch Co.	3,200	132
AmericanWest Bancorporation	5,796	131
Southside Bancshares, Inc.	5,868	131
* Tradestation Group Inc.	10,317	131
First Indiana Corp.	5,007	130
First Financial Holdings, Inc.	4,035	129
* FPIC Insurance Group, Inc.	3,300	128
* Intervest Bancshares Corp.	3,148	127
Kite Realty Group Trust REIT	8,123	127
Lakeland Bancorp, Inc.	8,050	126
SWS Group, Inc.	5,214	126
Community Bancorp Inc.	2,963	125
HomeBanc Corp. REIT	15,700	125
Washington Trust Bancorp, Inc.	4,493	125
First Bancorp (NC)	5,917	124
Harleysville Group, Inc.	3,917	124
* Northern Empire Bancshares	5,165	124
Seacoast Banking Corp. of Florida	4,564	122
21st Century Insurance Group	8,370	121
Pennfed Financial Services, Inc.	6,448	120
Arbor Realty Trust, Inc. REIT	4,800	120
Medical Properties Trust Inc. REIT	10,886	120
Renasant Corp.	2,970	120
Banner Corp.	3,100	119
Fieldstone Investment Corp. REIT	12,880	118
Suffolk Bancorp	3,600	118
Cedar Shopping Centers, Inc. REIT	8,000	118
Correctional Properties Trust REIT	4,700	116
Capital City Bank Group, Inc.	3,850	116
Center Financial Corp.	4,915	116
Irwin Financial Corp.	5,987	116
Government Properties Trust, Inc. REIT	12,220	116
Mainsource Financial Group, Inc.	6,649	116
BancTrust Financial Group, Inc.	4,933	116
* Ceres Group, Inc.	18,475	115
Luminent Mortgage Capital, Inc. REIT	12,400	115
Oriental Financial Group Inc.	8,981	115
Anworth Mortgage Asset Corp. REIT	13,762	114
* Stifel Financial Corp.	3,200	113
* Pacific Mercantile Bancorp	6,491	113
Universal Health Realty Income REIT	3,600	113
Sterling Bancorp	5,785	113
* Asset Acceptance Capital Corp.	5,694	113
Midwest Banc Holdings, Inc.	5,040	112
^ Odyssey Re Holdings Corp.	4,250	112
* Superior Bancorp	10,158	112
Bank of Granite Corp.	5,350	111
First Place Financial Corp.	4,836	111
NorthStar Realty Finance Corp. REIT	9,258	111
* PMA Capital Corp. Class A	10,712	110
Sanders Morris Harris Group Inc.	7,301	110
Hersha Hospitality Trust REIT	11,800	110
ITLA Capital Corp.	2,061	108
Union Bankshares Corp.	2,500	108
CoBiz Inc.	4,773	107
Yardville National Bancorp	3,002	107
* Boykin Lodging Co. REIT	9,812	107
Great Southern Bancorp, Inc.	3,476	106
Republic Bancorp, Inc. Class A	5,118	105
Peapack Gladstone Financial Corp.	4,063	105
Capital Corp. of the West	3,272	105
* Stratus Properties Inc.	3,904	105
MortgageIT Holdings Inc. REIT	8,660	104
TIB Financial Corp.	3,257	104
Arrow Financial Corp.	3,792	104
Massbank Corp.	3,171	104
Tompkins Trustco, Inc.	2,390	103
Coastal Financial Corp.	7,821	102
Agree Realty Corp. REIT	3,000	102
First Community Bancshares, Inc.	3,079	102
NetBank, Inc.	15,222	101
Resource America, Inc.	5,286	101
Gladstone Commercial Corp. REIT	5,300	99
Clifton Savings Bancorp, Inc.	9,122	99
Sizeler Property Investors, Inc. REIT	6,151	99
Newmil Bancorp, Inc.	2,432	98
Mission West Properties Inc. REIT	8,800	98
Heartland Financial USA, Inc.	3,655	97
Willow Grove Bancorp, Inc.	6,120	97
* Affordable Residential Communities REIT	9,049	97
Mercantile Bank Corp.	2,425	97
Flushing Financial Corp.	5,352	96
North Valley Bancorp	5,518	96
* Citizens, Inc.	19,069	96
* Consumer Portfolio Services, Inc.	14,200	95
* Wauwatosa Holdings, Inc.	5,541	95
Heritage Financial Corp.	3,576	94
Capital Southwest Corp.	901	94
BancFirst Corp.	2,100	94
Urstadt Biddle Properties Class A REIT	5,766	94
Consolidated-Tomoka Land Co.	1,700	94
Farmers Capital Bank Corp.	2,861	94
Sound Federal Bancorp Inc.	4,500	94
CFS Bancorp, Inc.	6,300	93
* Great Lakes Bancorp, Inc.	5,307	93
* Capital Crossing Bank	3,749	92
UMH Properties Inc., REIT	6,059	92
Direct General Corp.	5,426	92
* Republic First Bancorp, Inc.	6,690	91
HMN Financial, Inc.	2,621	91
Windrose Medical Properties Trust REIT	6,200	91
State Bancorp, Inc.	5,243	90
* Ameriserv Financial Inc.	18,387	90
Education Realty Trust, Inc. REIT	5,421	90
Cohen&Steers, Inc.	3,800	90
American Mortgage Acceptance Co. REIT	6,015	89
Clark, Inc.	6,700	88
German American Bancorp	6,797	88
* First Mariner Bancorp, Inc.	4,542	88
Horizon Financial Corp.	3,195	88
City Bank Lynnwood (WA)	1,877	88
Eastern Virginia Bankshares, Inc.	3,960	88
Lakeland Financial Corp.	3,598	87
S.Y. Bancorp, Inc.	3,150	87
Abington Community Bankcorp, Inc.	5,752	86
Univest Corp. of Pennsylvania	3,105	86
* Encore Capital Group, Inc.	6,923	85
Merchants Bancshares, Inc.	3,511	85
FNB Corp. (NC)	4,656	85
FNB Financial Services Corp.	5,587	85
Royal Bancshares of Pennsylvania, Inc.	3,486	85
Pulaski Financial Corp.	5,046	84
* PICO Holdings, Inc.	2,596	84
Camco Financial Corp.	6,005	84
Bristol West Holdings, Inc.	5,200	83
Greater Community Bancorp	5,269	83
SCBT Financial Corp.	2,303	82
One Liberty Properties, Inc. REIT	4,200	80
* Community Bancorp	2,550	79
Provident Financial Holdings, Inc.	2,632	79
Jer Investors Trust Inc. REIT	5,072	79
Summit Bancshares, Inc.	3,697	78
First M&F Corp.	3,952	78
Opteum Inc. REIT	8,621	78
Gamco Investors Inc. Class A	2,093	77
R&G Financial Corp. Class B	8,947	77
OceanFirst Financial Corp.	3,436	76
FNB Corp. (VA)	2,060	76
Bryn Mawr Bank Corp.	3,402	75
* Quanta Capital Holdings Ltd.	28,865	75
Charter Financial Corp.	1,879	74
Capstead Mortgage Corp. REIT	9,712	74
Camden National Corp.	1,840	73
Citizens 1st Bancorp, Inc.	2,748	73
West Bancorporation	3,925	73
Comm Bancorp, Inc.	1,686	73
Atlantic Coast Federal Corp.	4,845	73
Security Bank Corp.	3,272	73
Associated Estates Realty Corp. REIT	5,808	72
United Community Financial Corp.	5,993	72
Unity Bancorp, Inc.	4,599	71
LSB Corp.	4,028	69
Greene County Bancshares	2,225	69
Colony Bankcorp, Inc.	3,062	68
Jefferson Bancshares, Inc.	5,200	67
Wainwright Bank&Trust Co.	6,174	67
^ Citizens&Northern Corp.	2,842	67
First Federal Bancshares of Arkansas, Inc.	2,933	66
Baldwin&Lyons, Inc. Class B	2,573	66
Federal Agricultural Mortgage Corp. Class A	3,500	65
Medallion Financial Corp.	4,980	65
Capital Bank Corp.	3,968	64
Flag Financial Corp.	3,300	64
Kearny Financial Corp.	4,284	63
Gladstone Investment Corp.	4,218	63
BNP Residential Properties, Inc. REIT	3,689	63
Thomas Properties Group, Inc.	5,320	63
Gladstone Capital Corp.	2,919	62
HF Financial Corp.	3,644	62
Berkshire Hills Bancorp, Inc.	1,741	62
* Ampal-American Israel Corp.	12,344	62
First Oak Brook Bancshares, Inc.	1,657	61
Taylor Capital Group, Inc.	1,500	61
NYMAGIC, Inc.	2,100	61
Aames Investment Corp. REIT	11,943	60
Financial Institutions, Inc.	2,851	59
American Land Lease, Inc. REIT	2,400	59
* AmeriVest Properties, Inc. REIT	13,300	58
Independence Holding Co.	2,602	58
* KMG America Corp.	6,538	58
MutualFirst Financial Inc.	2,926	58
* Temecula Valley Bancorp, Inc.	2,863	58
* United PanAm Financial Corp.	1,892	58
EMC Insurance Group, Inc.	1,995	57
Ameris Bancorp	2,421	56
Capital Title Group, Inc.	7,566	56
* The Enstar Group, Inc.	600	55
National Health Realty Inc. REIT	2,900	55
* United Capital Corp.	2,064	55
Winthrop Realty Trust Inc. REIT	8,998	53
MBT Financial Corp.	3,330	53
Rainier Pacific Financial Group Inc.	2,772	51
Preferred Bank, Los Angeles	949	51
* Meadowbrook Insurance Group, Inc.	6,100	51
^ Ames National Corp.	2,315	51
* Harris&Harris Group, Inc.	4,500	50
Vineyard National Bancorp Co.	1,800	48
* Marlin Business Services Inc.	2,096	47
PMC Commercial Trust REIT	3,700	47
American National Bankshares Inc.	1,983	46
Northrim Bancorp Inc.	1,800	45
GB&T Bancshares, Inc.	2,045	44
Technology Investment Capital Corp.	2,970	44
Exchange National Bancshares, Inc.	1,461	43
New York Mortgage Trust, Inc. REIT	10,700	43
* Rewards Network Inc.	5,200	42
* First Acceptance Corp.	3,600	42
Donegal Group Inc.	2,274	42
* Primus Guaranty, Ltd.	3,667	41
Enterprise Financial Services Corp.	1,585	40
Newkirk Realty Trust Inc.	2,300	40
First Defiance Financial Corp.	1,500	40
^ United Security Bancshares, Inc.	1,291	38
State National Bancshares, Inc.	1,000	38
* Newtek Business Services, Inc.	22,635	38
* MarketAxess Holdings, Inc.	3,387	37
Smithtown Bancorp, Inc.	1,504	36
BCSB Bankcorp, Inc.	3,006	36
Investors Title Co.	812	36
Republic Property Trust REIT	3,600	36
Century Bancorp, Inc. Class A	1,440	35
PAB Bankshares, Inc.	1,900	35
Codorus Valley Bancorp, Inc.	1,813	35
Oak Hill Financial, Inc.	1,356	35
Penns Woods Bancorp, Inc.	864	33
Wayne Savings Bancshares, Inc.	2,079	32
TF Financial Corp.	1,061	31
* SCPIE Holdings Inc.	1,300	30
* James River Group Inc.	1,200	30
HopFed Bancorp, Inc.	1,815	30
MVC Capital, Inc.	2,200	30
ECC Capital Corp. REIT	23,635	29
Sunset Financial Resources, Inc. REIT	3,400	29
Citizens South Banking Corp.	2,237	28
Westwood Holdings Group, Inc.	1,500	28
Westfield Financial, Inc.	1,000	28
* QC Holdings Inc.	2,008	27
* First Regional Bancorp	300	26
Columbia Equity Trust Inc. REIT	1,700	26
Ameriana Bancorp	1,926	26
Advanta Corp. Class B	700	25
National Bankshares, Inc.	1,098	25
Donegal Group Inc.	1,200	23
LSB Bancshares, Inc.	1,318	23
* American Independence Corp.	1,770	22
* HouseValues, Inc.	3,100	21
Crawford&Co. Class B	2,850	20
Shore Bancshares, Inc.	750	20
Columbia Bancorp (OR)	800	20
Texas United Bancshares	700	20
K-Fed Bancorp	1,336	19
First Security Group Inc.	1,600	19
Landmark Bancorp Inc.	680	18
Commercial Bankshares, Inc.	484	18
Cadence Financial Corp.	800	18
Wellsford Real Properties Inc.	2,356	17
Laurel Capital Group, Inc.	600	17
First Keystone Financial, Inc.	858	16
United Security Bancshares (CA)	716	15
* Dollar Financial Corp.	800	14
* Penn Treaty American Corp.	1,755	13
Eagle Hospitality Properties Trust Inc. REIT	1,300	13
Team Financial, Inc.	820	12
Centerstate Banks of Florida	600	12
Meta Financial Group, Inc.	554	12
Greater Delaware Valley Savings Bank	459	12
Hanover Capital Mortgage Holdings, Inc. REIT	2,100	11
BRT Realty Trust REIT	400	10
* Specialty Underwriters' Alliance, Inc.	1,400	9
Affirmative Insurance Holdings, Inc.	500	8
* ZipRealty, Inc.	900	8
Origen Financial, Inc. REIT	1,000	6
America First Apartment Investors, Inc. REIT	400	6
Delta Financial Corp.	600	6
Cascade Financial Corp.	375	6
BKF Capital Group, Inc.	900	6
United Financial Corp.	255	5
Lincoln Bancorp	300	5
Fidelity Southern Corp.	300	5
Eagle Bancorp, Inc.	200	5
Habersham Bancorp	200	5
Summit Bank Corp.	300	5
Southern Community Financial Corp.	400	4
Princeton National Bancorp, Inc.	99	3
Federal Agricultural Mortgage Corp. Class C	100	3
ProCentury Corp.	200	3
Desert Community Bank	128	2
Community Capital Corp.	100	2
Republic Companies Group, Inc.	100	2
* Horizon Group Properties, Inc. REIT	270	2
Center Bancorp, Inc.	100	1
Feldman Mall Properties, Inc. REIT	100	1
East Penn Financial Corp.	100	1
* Dynex Capital, Inc. REIT	100	1
* Vesta Insurance Group, Inc.	4,693	-

	1,087,289

Health Care (7.4%)
Johnson&Johnson	1,019,623	61,096
Pfizer Inc.	2,520,853	59,164
Merck&Co., Inc.	749,298	27,297
* Amgen, Inc.	404,014	26,354
Abbott Laboratories	527,214	22,992
UnitedHealth Group Inc.	464,700	20,809
Wyeth	460,510	20,451
Medtronic, Inc.	414,412	19,444
Eli Lilly&Co.	348,458	19,259
Bristol-Myers Squibb Co.	672,775	17,398
* WellPoint Inc.	225,088	16,380
* Genentech, Inc.	162,506	13,293
Schering-Plough Corp.	506,912	9,646
* Gilead Sciences, Inc.	158,550	9,380
Cardinal Health, Inc.	144,623	9,304
Baxter International, Inc.	225,556	8,291
Aetna Inc.	194,508	7,767
Caremark Rx, Inc.	151,776	7,569
* Boston Scientific Corp.	405,087	6,822
* Medco Health Solutions, Inc.	104,379	5,979
* Celgene Corp.	118,268	5,609
Allergan, Inc.	52,003	5,578
* Biogen Idec Inc.	117,953	5,465
HCA Inc.	125,962	5,435
* Genzyme Corp.	89,005	5,434
Becton, Dickinson&Co.	84,747	5,181
* Zimmer Holdings, Inc.	84,930	4,817
McKesson Corp.	99,665	4,712
* Forest Laboratories, Inc.	111,663	4,320
Stryker Corp.	97,329	4,099
CIGNA Corp.	41,479	4,086
* St. Jude Medical, Inc.	125,649	4,074
Quest Diagnostics, Inc.	57,780	3,462
* Fisher Scientific International Inc.	42,413	3,098
* Express Scripts Inc.	42,650	3,060
* Humana Inc.	56,363	3,027
* Coventry Health Care Inc.	54,943	3,019
AmerisourceBergen Corp.	71,626	3,003
* Laboratory Corp. of America Holdings	42,937	2,672
C.R. Bard, Inc.	35,692	2,615
Biomet, Inc.	80,613	2,522
* MedImmune Inc.	87,601	2,374
* Hospira, Inc.	52,833	2,269
* Varian Medical Systems, Inc.	45,308	2,145
* Sepracor Inc.	36,571	2,090
Applera Corp.-Applied Biosystems Group	62,856	2,033
* Thermo Electron Corp.	55,835	2,023
Omnicare, Inc.	41,384	1,962
IMS Health, Inc.	68,299	1,834
* Health Net Inc.	39,399	1,780
* Amylin Pharmaceuticals, Inc.	35,489	1,752
* DaVita, Inc.	34,936	1,736
* Barr Pharmaceuticals Inc.	34,460	1,643
Health Management Associates Class A	82,504	1,626
* Waters Corp.	35,682	1,584
DENTSPLY International Inc.	25,766	1,561
Mylan Laboratories, Inc.	72,182	1,444
* Endo Pharmaceuticals Holdings, Inc.	43,313	1,428
* King Pharmaceuticals, Inc.	83,039	1,412
* Intuitive Surgical, Inc.	11,953	1,410
* Henry Schein, Inc.	29,852	1,395
* Vertex Pharmaceuticals, Inc.	37,847	1,389
* Patterson Cos	37,952	1,326
* Covance, Inc.	21,639	1,325
Manor Care, Inc.	27,101	1,272
Pharmaceutical Product Development, Inc.	35,948	1,262
* Cephalon, Inc.	20,772	1,248
* Lincare Holdings, Inc.	32,857	1,243
* Community Health Systems, Inc.	33,458	1,230
* Invitrogen Corp.	18,252	1,206
Beckman Coulter, Inc.	21,676	1,204
* Triad Hospitals, Inc.	30,016	1,188
* Advanced Medical Optics, Inc.	23,411	1,187
* Emdeon Corp.	94,979	1,179
* ResMed Inc.	24,654	1,158
* Millipore Corp.	18,326	1,154
Dade Behring Holdings Inc.	27,300	1,137
* Tenet Healthcare Corp.	161,389	1,126
* Millennium Pharmaceuticals, Inc.	107,425	1,071
* Cytyc Corp.	39,697	1,007
* Gen-Probe Inc.	17,520	946
* Edwards Lifesciences Corp.	20,517	932
Hillenbrand Industries, Inc.	18,913	917
* Charles River Laboratories, Inc.	24,874	915
* VCA Antech, Inc.	28,500	910
PerkinElmer, Inc.	43,440	908
Bausch&Lomb, Inc.	18,450	905
* ImClone Systems, Inc.	22,952	887
Universal Health Services Class B	17,587	884
* Respironics, Inc.	25,038	857
* IDEXX Laboratories Corp.	10,985	825
* Sierra Health Services, Inc.	18,228	821
* Cerner Corp.	21,674	804
* Watson Pharmaceuticals, Inc.	33,275	775
* Hologic, Inc.	15,600	770
* Pediatrix Medical Group, Inc.	16,714	757
* Kinetic Concepts, Inc.	17,022	752
* PDL BioPharma Inc.	37,425	689
* Techne Corp.	13,074	666
Cooper Cos., Inc.	14,748	653
* OSI Pharmaceuticals, Inc.	19,764	651
* Alkermes, Inc.	31,714	600
Mentor Corp.	13,616	592
* Affymetrix, Inc.	23,094	591
* Healthways, Inc.	11,213	590
* Andrx Group	25,384	589
* LifePoint Hospitals, Inc.	17,971	577
* MGI Pharma, Inc.	26,853	577
* Magellan Health Services, Inc.	12,615	572
* Nektar Therapeutics	30,375	557
* AMERIGROUP Corp.	17,926	556
Valeant Pharmaceuticals International	32,248	546
* WellCare Health Plans Inc.	11,068	543
STERIS Corp.	23,271	532
* Ventana Medical Systems, Inc.	11,200	528
Chemed Corp.	9,100	496
* Psychiatric Solutions, Inc.	17,166	492
* ICOS Corp.	21,420	471
* Cubist Pharmaceuticals, Inc.	18,606	468
* United Surgical Partners International, Inc.	15,287	460
Medicis Pharmaceutical Corp.	19,092	458
* Immucor Inc.	23,580	453
Diagnostic Products Corp.	7,700	448
* Varian, Inc.	10,730	445
* United Therapeutics Corp.	7,700	445
Perrigo Co.	27,555	444
* Sunrise Senior Living, Inc.	15,800	437
* Human Genome Sciences, Inc.	40,563	434
* Haemonetics Corp.	9,262	431
* Illumina, Inc.	14,236	422
* BioMarin Pharmaceutical Inc.	28,900	415
* Bio-Rad Laboratories, Inc. Class A	6,300	409
* PSS World Medical, Inc.	23,050	407
* American Medical Systems Holdings, Inc.	24,042	400
* American Retirement Corp.	12,200	400
* Intermagnetics General Corp.	14,722	397
Owens&Minor, Inc. Holding Co.	13,760	394
West Pharmaceutical Services, Inc.	10,700	388
* Myriad Genetics, Inc.	15,347	388
* Medarex, Inc.	40,051	385
* Alexion Pharmaceuticals, Inc.	10,646	385
* LifeCell Corp.	12,400	383
Alpharma, Inc. Class A	15,847	381
* Dionex Corp.	6,800	372
* Kyphon Inc.	9,623	369
LCA-Vision Inc.	6,712	355
* Centene Corp.	14,900	351
* Adolor Corp.	13,600	340
* Kindred Healthcare, Inc.	13,032	339
* The Medicines Co.	16,416	321
* ArthroCare Corp.	7,538	317
* Apria Healthcare Group Inc.	16,641	315
* Serologicals Corp.	9,856	310
* Martek Biosciences Corp.	10,684	309
* Theravance, Inc.	13,284	304
* Palomar Medical Technologies, Inc.	6,600	301
* Genesis Healthcare Corp.	6,232	295
* Applera Corp.-Celera Genomics Group	22,657	293
* Laserscope	9,400	290
* Per-Se Technologies, Inc.	11,415	287
PolyMedica Corp.	7,900	284
* Allscripts Healthcare Solutions, Inc.	15,900	279
* Telik, Inc.	16,683	275
* Nuvelo, Inc.	16,353	272
* Digene Corp.	7,025	272
* Conor Medsystems, Inc.	9,718	268
* Eclipsys Corp.	14,700	267
* HealthExtras, Inc.	8,800	266
* Exelixis, Inc.	26,405	265
* DJ Orthopedics Inc.	7,100	261
* Kos Pharmaceuticals, Inc.	6,944	261
* Viasys Healthcare Inc.	10,174	260
* Adams Respiratory Therapeutics, Inc.	5,789	258
Invacare Corp.	10,007	249
* Regeneron Pharmaceuticals, Inc.	19,384	249
* Sciele Pharma, Inc.	10,700	248
* PAREXEL International Corp.	8,600	248
* Biosite Inc.	5,200	237
* Integra LifeSciences Holdings	6,101	237
* Onyx Pharmaceuticals, Inc.	13,648	230
* inVentiv Health, Inc.	7,915	228
* AmSurg Corp.	10,000	228
* Myogen, Inc.	7,839	227
* Luminex Corp.	13,048	227
* Par Pharmaceutical Cos. Inc.	11,527	213
* Abaxis, Inc.	9,500	213
* CV Therapeutics, Inc.	15,194	212
Arrow International, Inc.	6,455	212
* Odyssey Healthcare, Inc.	12,000	211
* Zymogenetics, Inc.	10,975	208
Brookdale Senior Living Inc.	4,571	205
* CONMED Corp.	9,740	202
* AMN Healthcare Services, Inc.	9,905	201
* Salix Pharmaceuticals, Ltd.	16,058	198
* Wright Medical Group, Inc.	9,300	195
Meridian Bioscience Inc.	7,672	191
* SonoSite, Inc.	4,900	191
* ViroPharma Inc.	22,031	190
* OraSure Technologies, Inc.	19,900	189
* Geron Corp.	27,080	187
* Isis Pharmaceuticals, Inc.	30,800	186
* Inverness Medical Innovations, Inc.	6,566	185
Sirona Dental Systems Inc.	4,651	184
* K-V Pharmaceutical Co. Class A	9,833	183
* Conceptus, Inc.	13,400	183
*^ SurModics, Inc.	5,045	182
* Amedisys Inc.	4,800	182
Analogic Corp.	3,900	182
* The TriZetto Group, Inc.	12,211	181
* Thoratec Corp.	12,762	177
* eResearch Technology, Inc.	19,350	176
* Molina Healthcare Inc.	4,518	172
* ICU Medical, Inc.	4,000	169
* Dendreon Corp.	34,633	168
* Matria Healthcare, Inc.	7,781	167
*^ AtheroGenics, Inc.	12,745	166
* Greatbatch, Inc.	7,041	166
Cambrex Corp.	7,972	166
* Abraxis Bioscience, Inc.	6,947	166
* Molecular Devices Corp.	5,300	162
* Nabi Biopharmaceuticals	28,171	162
* Cyberonics, Inc.	7,200	154
* Noven Pharmaceuticals, Inc.	8,400	150
* Horizon Health Corp.	7,100	148
* Keryx Biopharmaceuticals, Inc.	10,400	148
* Savient Pharmaceuticals Inc.	28,100	148
* Cross Country Healthcare, Inc.	8,100	147
* Renovis, Inc.	9,600	147
* Kendle International Inc.	4,000	147
* Air Methods Corp.	5,600	147
* InterMune Inc.	8,900	146
*^ Novavax, Inc.	28,784	145
*^ Peregrine Pharmaceuticals, Inc.	91,081	145
* IntraLase Corp.	8,600	144
* Spectranetics Corp.	13,296	143
* MannKind Corp.	6,685	142
* Nastech Pharmaceutical Co., Inc.	9,000	142
* Emageon Inc.	9,695	141
* Orthofix International NV	3,701	141
* Enzo Biochem, Inc.	9,335	141
CNS, Inc.	5,600	137
Computer Programs and Systems, Inc.	3,400	136
* Progenics Pharmaceuticals, Inc.	5,636	136
* Cepheid, Inc.	13,722	133
* Connetics Corp.	11,303	133
* Neurocrine Biosciences, Inc.	12,534	133
* Pharmion Corp.	7,800	133
* Penwest Pharmaceuticals Co.	6,050	132
* Advanced Magnetics, Inc.	4,333	131
* Encysive Pharmaceuticals, Inc.	18,800	130
* Panacos Pharmaceuticals Inc.	23,595	130
Landauer, Inc.	2,700	129
* Quidel Corp.	13,600	129
* Candela Corp.	8,123	129
* Sirna Therapeutics, Inc.	22,584	129
* Indevus Pharmaceuticals, Inc.	23,343	128
* HMS Holdings Corp.	11,833	127
* Res-Care, Inc.	6,300	126
* Arena Pharmaceuticals, Inc.	10,808	125
* Momenta Pharmaceuticals, Inc.	9,700	123
Datascope Corp.	3,994	123
* Aspect Medical Systems, Inc.	6,996	122
* Dendrite International, Inc.	13,200	122
* Inspire Pharmaceuticals, Inc.	26,013	121
* Orthovita, Inc.	28,416	120
* Tanox, Inc.	8,617	119
* Merge Technologies, Inc.	9,681	119
* Gentiva Health Services, Inc.	7,431	119
* BioScrip Inc.	22,108	119
* Genta Inc.	72,330	119
*^ BioLase Technology, Inc.	14,114	119
* Bioveris Corp.	14,612	118
* IRIS International, Inc.	8,800	116
* I-Flow Corp.	10,700	116
Option Care, Inc.	9,578	115
* Somanetics Corp.	5,983	114
*^ New River Pharmaceuticals Inc.	4,000	114
* PRA International	5,102	114
* ThermoGenesis Corp.	27,540	113
*^ Foxhollow Technologies Inc.	4,149	113
*^ Pozen Inc.	15,962	112
* Hanger Orthopedic Group, Inc.	13,435	112
* Accelrys Inc.	15,507	111
*^ AVI BioPharma, Inc.	29,300	110
* Cypress Bioscience, Inc.	17,777	109
* Enzon Pharmaceuticals, Inc.	14,391	109
*^ ev3 Inc.	7,320	108
* Cholestech Corp.	8,493	108
* Align Technology, Inc.	14,461	107
* Symmetry Medical Inc.	6,900	106
* America Service Group Inc.	6,843	106
* Microtek Medical Holdings, Inc.	27,676	106
Incyte Corp.	22,682	104
* Rural/Metro Corp.	14,870	104
* Omnicell, Inc.	7,500	104
* DepoMed, Inc.	17,306	102
Vital Signs, Inc.	2,046	101
* Vital Images, Inc.	4,100	101
* Alnylam Pharmaceuticals Inc.	6,700	101
* Kensey Nash Corp.	3,391	100
* Neose Technologies, Inc.	24,574	100
* Radiation Therapy Services, Inc.	3,663	99
* Nuvasive, Inc.	5,400	98
* Durect Corp.	25,341	98
* Possis Medical Inc.	11,066	97
* Rita Medical Systems, Inc.	27,600	95
* XOMA Ltd.	56,100	95
* Monogram Biosciences, Inc.	47,778	95
* Encore Medical Corp.	19,661	95
* Discovery Laboratories, Inc.	44,946	94
* Diversa Corp.	9,661	93
*^ Genitope Corp.	14,700	93
* Array BioPharma Inc.	10,785	93
* Columbia Laboratories Inc.	26,265	92
* Lexicon Genetics Inc.	20,919	92
* Zoll Medical Corp.	2,800	92
* ARIAD Pharmaceuticals, Inc.	20,212	91
* National Dentex Corp.	3,896	90
* Symbion, Inc.	4,341	90
*^ Hemispherx Biopharma, Inc.	35,200	89
* Pediatric Services of America	7,076	88
* ABIOMED, Inc.	6,800	88
* Bentley Pharmaceuticals, Inc.	8,000	88
*^ Immunomedics Inc.	33,175	88
* RehabCare Group, Inc.	5,032	87
* TriPath Imaging, Inc.	13,100	87
* BioCryst Pharmaceuticals, Inc.	6,000	86
* Providence Service Corp.	3,100	84
* Anika Resh Inc.	8,700	84
* Vivus, Inc.	21,814	84
*^ Avanir Pharmaceuticals Class A	12,100	83
* SFBC International, Inc.	5,405	82
* Merit Medical Systems, Inc.	5,839	80
*^ Aastrom Biosciences, Inc.	60,300	80
* CryoLife Inc.	14,800	80
* Lifecore Biomedical Inc.	5,083	80
*^ Northfield Laboratories, Inc.	7,900	78
* Albany Molecular Research, Inc.	7,311	78
*^ Continucare Corp.	26,460	78
* SuperGen, Inc.	21,500	78
* Bio-Reference Laboratories, Inc.	3,544	77
* Senomyx, Inc.	5,300	76
* US Physical Therapy, Inc.	5,200	76
* NPS Pharmaceuticals Inc.	15,546	76
* Emisphere Technologies, Inc.	8,800	75
* Cerus Corp.	10,464	75
* Cell Genesys, Inc.	14,765	74
Young Innovations, Inc.	2,100	74
*^ Santarus Inc.	11,122	74
* Bruker BioSciences Corp.	13,764	74
Psychemedics Corp.	4,200	74
* PDI, Inc.	5,100	73
* Rigel Pharmaceuticals, Inc.	7,489	73
* SONUS Pharmaceuticals, Inc.	14,615	73
* Angiodynamics Inc.	2,669	72
* StemCells, Inc.	34,500	71
* deCODE genetics, Inc.	11,373	70
* SciClone Pharmaceuticals, Inc.	30,457	70
* Idenix Pharmaceuticals Inc.	7,399	70
* BioSphere Medical Inc.	10,860	69
* Medical Action Industries Inc.	3,100	68
* Medical Staffing Network Holdings, Inc.	13,678	68
* Collagenex Pharmaceuticals, Inc.	5,592	67
National Healthcare Corp.	1,500	67
* HealthTronics Surgical Services, Inc.	8,655	66
* Vion Pharmaceuticals, Inc.	45,800	65
* AVANT Immunotherapeutics, Inc.	40,329	65
* Amicas, Inc.	20,076	65
* EPIX Pharmaceuticals, Inc.	14,771	64
* Embrex, Inc.	6,365	64
* MedCath Corp.	3,399	64
* Five Star Quality Care, Inc.	5,671	63
* Matrixx Initiatives, Inc.	4,000	62
* Trimeris, Inc.	5,404	62
* Cardiac Science Corp.	7,856	62
* VistaCare, Inc.	5,100	62
Hooper Holmes, Inc.	20,200	62
* Hollis-Eden Pharmaceuticals, Inc.	12,818	61
*^ Cell Therapeutics, Inc.	42,427	61
* American Dental Partners, Inc.	4,000	61
* Pain Therapeutics, Inc.	7,300	61
* Dyax Corp.	20,697	61
* Regeneration Technologies, Inc.	9,441	60
* EntreMed, Inc.	36,010	59
* Dexcom Inc.	4,300	58
* Hana Biosciences, Inc.	6,238	57
* Maxygen Inc.	7,477	56
* CorVel Corp.	2,237	56
*^ Corcept Therapeutics Inc.	13,426	54
* Xenoport Inc.	3,000	54
* Phase Forward Inc.	4,714	54
* CuraGen Corp.	15,252	53
* Allion Healthcare Inc.	6,100	53
* Third Wave Technologies	17,618	53
* Seattle Genetics, Inc.	11,186	51
* Bradley Pharmaceuticals, Inc.	5,005	51
* Oscient Pharmaceuticals Corp.	59,052	51
*^ Nanogen, Inc.	26,400	50
* Pharmacyclics, Inc.	12,630	49
* Hi-Tech Pharmacal Co., Inc.	2,913	48
* Cytokinetics, Inc.	7,525	47
* Neogen Corp.	2,468	47
* ImmunoGen, Inc.	14,300	45
*^ Immtech International, Inc.	6,548	44
* E-Z-EM, Inc.	3,264	44
* Pharmacopeia Drug Discovery Inc.	11,027	44
* Cutera, Inc.	2,200	43
* Titan Pharmaceuticals, Inc.	20,271	43
* NeoPharm, Inc.	8,114	43
* Stereotaxis Inc.	4,006	43
* Fonar Corp.	77,670	43
* Zila, Inc.	12,927	42
* Caliper Life Sciences, Inc.	8,280	41
* Vical, Inc.	7,300	41
* Cantel Medical Corp.	2,800	40
* NitroMed, Inc.	8,000	39
*^ Ista Pharmaceuticals Inc.	5,337	39
* GTx, Inc.	4,100	37
* Neurogen Corp.	7,240	37
* CardioDynamics International Corp.	28,415	36
* NMT Medical, Inc.	3,531	35
* ATS Medical, Inc.	14,726	35
* Avigen, Inc.	6,731	35
* Sangamo BioSciences, Inc.	5,800	34
* Theragenics Corp.	9,916	34
* Natus Medical Inc.	3,400	34
* Harvard Bioscience, Inc.	7,434	33
* SCOLR Pharma Inc.	6,600	33
* Kosan Biosciences, Inc.	8,200	33
* Orthologic Corp.	20,010	32
* Insmed Inc.	19,450	31
* Alliance Imaging, Inc.	4,800	31
* Neurometrix Inc.	1,000	30
* ADVENTRX Pharmaceuticals, Inc.	9,500	30
* ArQule, Inc.	5,300	30
* Rochester Medical Corp.	1,993	30
* La Jolla Pharmaceutical Co.	7,975	29
* MWI Veterinary Supply Inc.	800	29
* Capital Senior Living Corp.	2,600	27
* Tercica, Inc.	5,020	27
* Acadia Pharmaceuticals Inc.	3,140	27
* Strategic Diagnostics Inc.	9,012	26
* Oxigene, Inc.	6,748	26
* Bioenvision, Inc.	4,900	26
* Osteotech, Inc.	6,387	26
* Allied Healthcare International Inc.	9,617	26
* Advancis Pharmaceutical Corp.	8,570	25
* Exactech, Inc.	1,758	24
* NationsHealth, Inc.	7,744	24
* SRI/Surgical Express, Inc.	3,833	24
* GTC Biotherapeutics, Inc.	13,981	21
* Orchid Cellmark, Inc.	7,589	21
* Adeza Biomedical Corp.	1,500	21
* Proxymed Pharmacy, Inc.	2,846	21
* Curis, Inc.	15,270	21
* Synovis Life Technologies, Inc.	2,095	21
* Q-Med, Inc.	4,728	20
* Axonyx Inc.	23,400	20
* National Medical Health Card Systems, Inc.	1,420	20
* GenVec, Inc.	13,597	19
* Anadys Pharmaceuticals Inc.	6,479	19
* Antigenics, Inc.	8,912	19
* VNUS Medical Technologies, Inc.	2,100	18
* Bioject Medical Technologies Inc.	12,286	17
* IVAX Diagnostics, Inc.	8,700	17
* Sonic Innovations, Inc.	3,668	17
* Barrier Therapeutics Inc.	2,500	16
* STAAR Surgical Co.	2,100	16
* Discovery Partners International	6,100	16
* Gene Logic Inc.	11,200	15
* Neurobiological Technologies, Inc.	5,433	15
* Exact Sciences Corp.	7,166	15
*^ Genaera Corp.	26,969	15
* Matritech Inc.	13,900	15
* DUSA Pharmaceuticals, Inc.	2,300	13
* Coley Pharmaceutical Group	1,100	13
* CYTOGEN Corp.	5,075	13
* Threshold Pharmaceuticals, Inc.	3,528	12
* Solexa, Inc.	1,400	12
*^ Hythiam Inc.	1,700	12
* Allos Therapeutics Inc.	3,348	12
* Insite Vision, Inc.	7,100	12
* Micromet, Inc.	2,674	11
* Poniard Pharmaceuticals, Inc.	11,700	11
* Critical Therapeutics, Inc.	3,000	11
* Aradigm Corp.	7,820	11
* PRAECIS Pharmaceuticals, Inc.	3,434	10
* Sun Healthcare Group Inc.	1,200	10
* DOV Pharmaceutical, Inc.	4,900	10
^ Aksys, Ltd.	9,873	10
* Nutraceutical International Corp.	600	9
* Endologix, Inc.	2,500	9
* Radiologix Inc.	3,800	9
* Anesiva, Inc.	1,135	9
* Introgen Therapeutics, Inc.	2,000	9
* Ciphergen Biosystems, Inc.	7,237	8
* Auxilium Pharmaceuticals, Inc.	1,000	8
* Genelabs Technologies, Inc.	5,200	8
* Sequenom, Inc.	4,340	7
Stratagene Holding Corp.	1,102	7
* Lipid Sciences, Inc.	5,949	6
* Repligen Corp.	2,000	6
* Digirad Corp.	1,200	5
* Targeted Genetics Corp.	2,245	5
* Mediware Information Systems, Inc.	500	5
* Epicept Corp.	1,913	5
* Immunicon Corp.	800	4
* Dynavax Technologies Corp.	863	4
* Transgenomic, Inc.	7,100	3
* Alteon, Inc.	19,000	3
* Novoste Corp.	1,144	3
* Pharmos Corp.	1,320	3
* Inhibitex Inc.	1,400	2
* Dialysis Corporation of America	200	2
* Biopure Corp. Class A	1,450	2
* Clarient, Inc.	1,100	1
* North American Scientific, Inc.	500	1
* Vasomedical, Inc.	6,557	1
* Aphton Corp.	12,609	1

	607,667

Industrials (7.0%)
General Electric Co.	3,571,042	117,702
The Boeing Co.	260,722	21,356
United Technologies Corp.	330,550	20,963
3M Co.	245,745	19,849
Tyco International Ltd.	690,500	18,989
United Parcel Service, Inc.	222,171	18,291
Caterpillar, Inc.	229,920	17,124
Emerson Electric Co.	141,007	11,818
FedEx Corp.	98,953	11,564
Honeywell International Inc.	270,571	10,904
Burlington Northern Santa Fe Corp.	127,825	10,130
Lockheed Martin Corp.	127,293	9,132
Union Pacific Corp.	87,188	8,105
Illinois Tool Works, Inc.	163,682	7,775
General Dynamics Corp.	116,682	7,638
Norfolk Southern Corp.	141,273	7,518
Northrop Grumman Corp.	114,151	7,312
Raytheon Co.	152,964	6,818
Waste Management, Inc.	187,313	6,721
Deere&Co.	80,372	6,710
Cendant Corp.	345,434	5,627
Danaher Corp.	83,753	5,387
CSX Corp.	75,225	5,299
Ingersoll-Rand Co.	112,238	4,801
PACCAR, Inc.	55,038	4,534
Masco Corp.	142,678	4,229
Rockwell Automation, Inc.	57,765	4,160
Expeditors International of Washington, Inc.	73,082	4,093
Southwest Airlines Co.	248,179	4,063
Textron, Inc.	40,194	3,705
Eaton Corp.	47,879	3,610
Dover Corp.	69,742	3,447
Rockwell Collins, Inc.	59,109	3,302
Pitney Bowes, Inc.	77,641	3,207
Parker Hannifin Corp.	41,116	3,191
L-3 Communications Holdings, Inc.	39,721	2,996
ITT Industries, Inc.	60,182	2,979
C.H. Robinson Worldwide Inc.	55,142	2,939
Cooper Industries, Inc. Class A	31,486	2,926
Fluor Corp.	30,010	2,789
Precision Castparts Corp.	46,026	2,751
American Standard Cos., Inc.	63,268	2,738
R.R. Donnelley&Sons Co.	74,506	2,380
Robert Half International, Inc.	55,715	2,340
Joy Global Inc.	42,075	2,192
W.W. Grainger, Inc.	26,172	1,969
Cummins Inc.	15,975	1,953
Cintas Corp.	49,027	1,949
Manpower Inc.	30,165	1,949
Republic Services, Inc. Class A	47,114	1,901
Fastenal Co.	44,046	1,775
* AMR Corp.	69,576	1,769
* Terex Corp.	17,300	1,708
Avery Dennison Corp.	29,099	1,689
* Monster Worldwide Inc.	39,303	1,677
Goodrich Corp.	40,225	1,621
* The Dun&Bradstreet Corp.	22,972	1,601
* Jacobs Engineering Group Inc.	20,070	1,598
Equifax, Inc.	44,308	1,522
* McDermott International, Inc.	33,300	1,514
Roper Industries Inc.	29,622	1,385
Aramark Corp. Class B	41,375	1,370
The Corporate Executive Board Co.	13,645	1,367
SPX Corp.	22,627	1,266
* ChoicePoint Inc.	29,664	1,239
Ryder System, Inc.	20,900	1,221
Oshkosh Truck Corp.	25,468	1,210
Pall Corp.	42,900	1,201
American Power Conversion Corp.	60,486	1,179
Ametek, Inc.	24,246	1,149
* Wesco International, Inc.	16,550	1,142
Pentair, Inc.	33,260	1,137
Harsco Corp.	14,473	1,128
* Flowserve Corp.	19,340	1,100
* Thomas&Betts Corp.	21,190	1,087
Graco, Inc.	23,491	1,080
Trinity Industries, Inc.	25,688	1,038
Con-way, Inc.	17,850	1,034
* Foster Wheeler Ltd.	23,076	997
J.B. Hunt Transport Services, Inc.	39,868	993
* Alliant Techsystems, Inc.	12,720	971
Landstar System, Inc.	20,268	957
* Stericycle, Inc.	14,481	943
The Brink's Co.	16,673	941
The Manitowoc Co., Inc.	20,974	933
* Allied Waste Industries, Inc.	81,075	921
Donaldson Co., Inc.	26,877	910
* Continental Airlines, Inc. Class B	29,989	894
Laidlaw International Inc.	34,700	874
The Timken Co.	25,695	861
IDEX Corp.	18,202	859
Hubbell Inc. Class B	17,849	851
Kennametal, Inc.	13,641	849
* YRC Worldwide, Inc.	19,950	840
* USG Corp.	11,500	839
Walter Industries, Inc.	14,415	831
Carlisle Co., Inc.	10,406	825
* AGCO Corp.	31,303	824
JLG Industries, Inc.	36,400	819
* US Airways Group Inc.	15,660	791
MSC Industrial Direct Co., Inc. Class A	16,254	773
Lincoln Electric Holdings, Inc.	12,300	771
* United Rentals, Inc.	23,964	766
* Shaw Group, Inc.	27,206	756
GATX Corp.	17,501	744
* URS Corp.	17,621	740
* Corrections Corp. of America	13,874	734
HNI Corp.	16,028	727
* Covanta Holding Corp.	40,653	718
Crane Co.	16,747	697
Teleflex Inc.	12,839	694
Adesa, Inc.	31,080	691
* Gardner Denver Inc.	17,892	689
The Toro Co.	14,400	672
DRS Technologies, Inc.	13,704	668
* American Commercial Lines Inc.	10,911	657
Alexander&Baldwin, Inc.	14,679	650
* Quanta Services, Inc.	36,828	638
* Armor Holdings, Inc.	11,600	636
* Genlyte Group, Inc.	8,768	635
*^ JetBlue Airways Corp.	51,151	621
* Copart, Inc.	25,224	620
Herman Miller, Inc.	23,487	605
Acuity Brands, Inc.	15,512	604
* Kansas City Southern	21,750	602
Brady Corp. Class A	16,212	597
* Kirby Corp.	15,100	596
Wabtec Corp.	15,814	591
IKON Office Solutions, Inc.	45,980	579
* Waste Connections, Inc.	15,900	579
* EGL, Inc.	11,227	564
* BE Aerospace, Inc.	24,642	563
Briggs&Stratton Corp.	17,896	557
Lennox International Inc.	20,805	551
* United Stationers, Inc.	11,019	543
* Navistar International Corp.	22,082	543
Bucyrus International, Inc.	10,675	539
Washington Group International, Inc.	10,100	539
Florida East Coast Industries, Inc. Class A	10,272	538
CLARCOR Inc.	18,000	536
* EMCOR Group, Inc.	10,900	531
* West Corp.	11,049	529
Granite Construction Co.	11,577	524
Skywest, Inc.	20,800	516
* Hexcel Corp.	32,400	509
* PHH Corp.	18,347	505
Watsco, Inc.	8,300	497
* Swift Transportation Co., Inc.	15,608	496
UTI Worldwide, Inc.	19,600	495
Belden CDT Inc.	14,825	490
Simpson Manufacturing Co.	13,500	487
Nordson Corp.	9,864	485
* General Cable Corp.	13,750	481
* Aviall, Inc.	10,075	479
Actuant Corp.	9,580	479
* ESCO Technologies Inc.	8,900	476
* Energy Conversion Devices, Inc.	12,906	470
* Genesee&Wyoming Inc. Class A	12,975	460
* AirTran Holdings, Inc.	30,800	458
* Alaska Air Group, Inc.	11,478	452
Regal-Beloit Corp.	10,100	446
* Ceradyne, Inc.	8,946	443
Forward Air Corp.	10,853	442
* Labor Ready, Inc.	18,904	428
Pacer International, Inc.	13,100	427
Mueller Industries Inc.	12,729	420
Curtiss-Wright Corp.	13,568	419
* Moog Inc.	12,225	418
Arkansas Best Corp.	8,300	417
Watson Wyatt&Co. Holdings	11,800	415
* FTI Consulting, Inc.	15,280	409
John H. Harland Co.	9,400	409
Mine Safety Appliances Co.	10,102	406
* Resources Connection, Inc.	16,000	400
* Navigant Consulting, Inc.	17,098	387
* Amerco, Inc.	3,828	385
Banta Corp.	8,300	385
* Dollar Thrifty Automotive Group, Inc.	8,500	383
* NCI Building Systems, Inc.	7,200	383
Heartland Express, Inc.	21,218	380
Knight Transportation, Inc.	18,765	379
Applied Industrial Technology, Inc.	15,589	379
* Old Dominion Freight Line, Inc.	9,750	367
* Teledyne Technologies, Inc.	10,811	354
Kaydon Corp.	9,488	354
* Esterline Technologies Corp.	8,500	354
Woodward Governor Co.	11,400	348
* IHS Inc.-Class A	11,697	347
Universal Forest Products, Inc.	5,519	346
Albany International Corp.	8,122	344
* Orbital Sciences Corp.	21,300	344
Werner Enterprises, Inc.	16,877	342
* CoStar Group, Inc.	5,617	336
* Cenveo Inc.	18,501	332
* Tetra Tech, Inc.	18,538	329
* Acco Brands Corp.	14,208	311
* Beacon Roofing Supply, Inc.	13,950	307
Watts Water Technologies, Inc.	9,111	306
* Mobile Mini, Inc.	10,400	304
Deluxe Corp.	17,237	301
Baldor Electric Co.	9,519	298
A.O. Smith Corp.	6,245	290
* AAR Corp.	13,000	289
* Hub Group, Inc.	11,726	288
Steelcase Inc.	17,426	287
* The Advisory Board Co.	5,891	283
Valmont Industries, Inc.	6,057	282
* Griffon Corp.	10,641	278
* American Reprographics Co.	7,657	278
Administaff, Inc.	7,700	276
UAP Holding Corp.	12,284	268
* Jacuzzi Brands, Inc.	30,291	267
Franklin Electric, Inc.	5,100	263
NACCO Industries, Inc. Class A	1,891	260
Comfort Systems USA, Inc.	17,100	244
Ameron International Corp.	3,600	241
* Korn/Ferry International	12,100	237
* GenCorp, Inc.	14,700	236
* Triumph Group, Inc.	4,906	235
ABM Industries Inc.	13,700	234
* NCO Group, Inc.	8,697	230
Barnes Group, Inc.	11,504	230
*^ Evergreen Solar, Inc.	17,600	228
Viad Corp.	7,247	227
G&K Services, Inc. Class A	6,539	224
* Heidrick&Struggles International, Inc.	6,600	223
* Kforce Inc.	14,251	221
* Encore Wire Corp.	6,050	217
Federal Signal Corp.	14,353	217
* Astec Industries, Inc.	6,278	214
* Consolidated Graphics, Inc.	4,100	213
* School Specialty, Inc.	6,699	213
ElkCorp	7,600	211
* Spherion Corp.	22,999	210
* Teletech Holdings Inc.	16,297	206
* Volt Information Sciences Inc.	4,400	205
* EnPro Industries, Inc.	6,019	202
* Insituform Technologies Inc. Class A	8,800	201
Rollins, Inc.	10,100	198
Freightcar America Inc.	3,515	195
* Interline Brands, Inc.	8,104	189
McGrath RentCorp	6,800	189
Wabash National Corp.	12,250	188
* Coinstar, Inc.	7,842	188
* Global Cash Access, Inc.	11,950	187
United Industrial Corp.	4,100	186
* GrafTech International Ltd.	31,898	185
Healthcare Services Group, Inc.	8,828	185
* Columbus McKinnon Corp.	8,437	183
*^ A.S.V., Inc.	7,810	180
* Republic Airways Holdings Inc.	10,514	179
* Superior Essex Inc.	5,900	177
Apogee Enterprises, Inc.	11,700	172
Kelly Services, Inc. Class A	6,300	171
* FuelCell Energy, Inc.	17,818	171
* Taser International Inc.	21,500	170
The Greenbrier Cos., Inc.	5,100	167
* CRA International Inc.	3,678	166
* The Middleby Corp.	1,901	165
* Celadon Group Inc.	7,425	164
Bowne&Co., Inc.	11,100	159
* Sirva Inc.	24,400	158
* Power-One, Inc.	23,556	155
* CBIZ Inc.	20,923	155
* Kadant Inc.	6,710	154
* SOURCECORP, Inc.	6,200	154
* RBC Bearings Inc.	6,677	152
* American Science&Engineering, Inc.	2,600	151
* Perini Corp.	6,600	149
* II-VI, Inc.	8,100	148
Raven Industries, Inc.	4,700	148
^ Eagle Bulk Shipping Inc.	10,333	147
* Williams Scotsman International Inc.	6,633	145
* Clean Harbors Inc.	3,575	144
* Accuride Corp.	11,422	142
* NuCo2, Inc.	5,900	142
CIRCOR International, Inc.	4,600	140
Tredegar Corp.	8,855	140
* COMSYS IT Partners Inc.	9,256	140
Gorman-Rupp Co.	5,250	140
American Woodmark Corp.	3,985	140
EDO Corp.	5,700	139
* Electro Rent Corp.	8,350	134
* Marten Transport, Ltd.	6,150	134
Knoll, Inc.	7,200	132
* K&F Industries Holdings	7,407	131
* SCS Transportation, Inc.	4,751	131
Tennant Co.	2,600	131
* Lamson&Sessions Co.	4,600	130
* Mesa Air Group Inc.	13,000	128
HEICO Corp.	4,500	128
* Ladish Co., Inc.	3,400	127
Cascade Corp.	3,200	127
* RailAmerica, Inc.	12,096	127
*^ Capstone Turbine Corp.	55,276	126
* Layne Christensen Co.	4,408	125
* Sequa Corp. Class A	1,530	125
* Commercial Vehicle Group Inc.	6,012	124
CDI Corp.	4,200	122
Kaman Corp. Class A	6,651	121
* Infrasource Services Inc.	6,600	120
* Fuel-Tech N.V	9,900	120
* Argon ST, Inc.	4,395	117
Standex International Corp.	3,800	115
* ICT Group, Inc.	4,656	114
Vicor Corp.	6,879	114
Cubic Corp.	5,800	114
*^ Ionatron Inc.	17,881	114
Bluelinx Holdings Inc.	8,700	113
* SITEL Corp.	28,700	113
Ampco-Pittsburgh Corp.	3,900	112
* Distributed Energy Systems Corp.	21,500	111
* Flow International Corp.	7,900	111
* Miller Industries, Inc.	5,346	111
* Kenexa Corp.	3,473	111
* Hudson Highland Group, Inc.	10,230	110
* First Consulting Group, Inc.	12,295	109
* Huron Consulting Group Inc.	3,065	108
*^ Medis Technology Ltd.	5,300	107
* EnerSys	5,093	106
* P.A.M. Transportation Services, Inc.	3,663	106
* Xanser Corp.	20,797	105
* 3D Systems Corp.	5,204	105
Ennis, Inc.	5,209	103
* Huttig Building Products, Inc.	12,622	102
LSI Industries Inc.	6,007	102
Robbins&Myers, Inc.	3,900	102
* Geo Group Inc.	2,900	102
* Lydall, Inc.	10,742	99
Lindsay Manufacturing Co.	3,650	99
* Trex Co., Inc.	3,800	98
* Casella Waste Systems, Inc.	7,481	98
AAON, Inc.	3,787	97
* Waste Services, Inc.	10,673	96
* Active Power, Inc.	28,113	95
* TRC Cos., Inc.	9,000	95
Synagro Technologies Inc.	23,900	94
* Plug Power, Inc.	19,788	92
Badger Meter, Inc.	3,400	92
* LECG Corp.	4,969	92
Angelica Corp.	5,200	91
* ExpressJet Holdings, Inc.	13,050	90
* ENGlobal Corp.	11,200	87
^ Titan International, Inc.	4,600	86
* Intersections Inc.	7,870	85
* Frontier Airlines Holdings, Inc.	11,700	84
Lawson Products, Inc.	2,138	84
Central Parking Corp.	5,259	84
* Quality Distribution Inc.	6,326	84
Todd Shipyards Corp.	3,576	82
* M&F Worldwide Corp.	5,100	82
* GP Strategies Corp.	10,600	82
* TAL International Group, Inc.	3,390	82
* WCA Waste Corp.	9,763	81
* Innovative Solutions and Support, Inc.	5,724	80
* ABX Air, Inc.	13,274	80
Genco Shipping and Trading Ltd.	4,591	80
*^ Valence Technology Inc.	45,545	79
* DiamondCluster International, Inc.	9,876	78
* Gehl Co.	3,050	78
* Pike Electric Corp.	4,010	77
* MTC Technologies, Inc.	3,242	77
* On Assignment, Inc.	8,300	76
Quixote Corp.	4,166	75
*^ TurboChef Technologies, Inc.	6,600	73
Applied Signal Technology, Inc.	4,300	73
* Covenant Transport, Inc.	4,806	73
* Essex Corp.	3,900	72
Dynamic Materials Corp.	2,100	71
* Perma-Fix Environmental Services, Inc.	33,058	70
Met-Pro Corp.	5,450	68
* Willis Lease Finance Corp.	7,189	68
* Cornell Companies, Inc.	4,400	68
Alamo Group, Inc.	3,200	67
* Tecumseh Products Co. Class A	3,423	66
* Exponent, Inc.	3,816	64
* Mac-Gray Corp.	5,200	64
American Ecology Corp.	2,400	64
Schawk, Inc.	3,600	63
Insteel Industries, Inc.	2,600	63
* Herley Industries Inc.	5,565	62
The Standard Register Co.	5,176	61
C&D Technologies, Inc.	8,100	61
* Builders FirstSource, Inc.	2,869	58
* U.S. Xpress Enterprises, Inc.	2,100	57
*^ American Superconductor Corp.	6,408	57
Horizon Lines Inc.	3,500	56
* Powell Industries, Inc.	2,332	56
* Global Power Equipment Group Inc.	16,900	54
Multi-Color Corp.	1,758	53
* Rush Enterprises, Inc. Class A	2,900	53
* Dynamex Inc.	2,400	52
* Pinnacle Airlines Corp.	7,373	52
* Frozen Food Express Industries, Inc.	4,700	52
* Learning Tree International, Inc.	5,781	51
* Team, Inc.	1,968	49
*^ Ultralife Batteries, Inc.	4,600	47
* Paragon Technologies, Inc.	5,095	45
* Park-Ohio Holdings Corp.	2,400	41
* Sterling Construction Co., Inc.	1,500	41
* Magnatek, Inc.	14,300	39
* Odyssey Marine Exploration, Inc.	15,564	39
HEICO Corp. Class A	1,619	38
* RemedyTemp, Inc.	2,200	37
^ Sea Containers Ltd. Class A	7,700	37
* Milacron Inc.	36,574	37
Aceto Corp.	5,107	35
PW Eagle, Inc.	1,100	33
* Barrett Business Services, Inc.	1,800	33
* La Barge, Inc.	2,400	32
* Ducommun, Inc.	1,700	31
* USA Truck, Inc.	1,600	29
* MAIR Holdings, Inc.	4,441	28
* SL Industries, Inc.	1,700	28
* LMI Aerospace, Inc.	1,500	27
* Wolverine Tube, Inc.	6,900	25
CompX International Inc.	1,394	25
* The Allied Defense Group, Inc.	1,100	24
* DHB Industries, Inc.	11,500	22
* L.B. Foster Co. Class A	900	22
* Universal Truckload Services, Inc.	600	20
Sypris Solutions, Inc.	2,100	20
* Modtech Holdings, Inc.	2,900	20
* International Shipholding Corp.	1,442	19
* Flanders Corp.	1,900	19
Sun Hydraulics Corp.	900	19
L.S. Starrett Co. Class A	1,300	18
* Spherix Inc.	11,116	18
* PeopleSupport Inc.	1,300	17
* Innotrac Corp.	5,748	16
* Omega Flex Inc.	810	16
* Tecumseh Products Co. Class B	1,000	16
* APAC Teleservices, Inc.	8,134	16
* TRM Corp.	2,200	15
Protection One, Inc.	1,024	15
*^ Microvision, Inc.	6,995	14
* Raytheon Co. Warrants Exp. 6/16/2011	1,046	13
* Rush Enterprises, Inc. Class B	766	13
* Nashua Corp.	1,786	12
* Millennium Cell Inc.	8,288	12
* Arrowhead Research Corp	2,300	12
* Hawaiian Holdings, Inc.	3,300	11
*^ Arotech Corp.	4,507	10
* Catalytica Energy Systems, Inc.	6,204	9
* Hurco Companies, Inc.	300	8
* Central Freight Lines, Inc.	3,820	8
*^ PRG-Schultz International, Inc.	16,811	8
* Strategic Distribution, Inc.	508	7
* Aerosonic Corp.	730	5
* Channell Commercial Corp.	800	3
* UQM Technologies, Inc.	600	2
* Axsys Technologies, Inc.	100	2
* Electro Energy, Inc.	600	1
Preformed Line Products Co.	23	1
* BMC Industries, Inc.	29,237	-
* DT Industries, Inc.	7,000	-

	581,578

Information Technology (9.1%)
Microsoft Corp.	3,186,193	74,238
International Business Machines Corp.	536,974	41,250
* Cisco Systems, Inc.	2,107,161	41,153
Intel Corp.	2,015,551	38,195
Hewlett-Packard Co.	969,082	30,701
* Google Inc.	72,774	30,516
QUALCOMM Inc.	567,456	22,738
* Oracle Corp.	1,452,245	21,043
* Dell Inc.	750,877	18,329
Motorola, Inc.	850,895	17,145
* Apple Computer, Inc.	290,786	16,610
Texas Instruments, Inc.	543,763	16,470
* Yahoo! Inc.	437,242	14,429
* Corning, Inc.	529,703	12,813
First Data Corp.	262,895	11,841
* eBay Inc.	361,480	10,588
Automatic Data Processing, Inc.	198,616	9,007
* EMC Corp.	816,860	8,961
Applied Materials, Inc.	543,603	8,850
* Adobe Systems, Inc.	206,016	6,255
Accenture Ltd.	197,976	5,607
* Symantec Corp.	357,497	5,555
* Sun Microsystems, Inc.	1,185,809	4,921
* Agilent Technologies, Inc.	149,260	4,711
* Broadcom Corp.	153,152	4,602
Paychex, Inc.	117,115	4,565
* Network Appliance, Inc.	127,582	4,504
* Electronic Arts Inc.	104,138	4,482
* Xerox Corp.	319,135	4,439
Electronic Data Systems Corp.	176,285	4,241
Seagate Technology	181,921	4,119
Analog Devices, Inc.	125,465	4,032
* Advanced Micro Devices, Inc.	164,833	4,025
* Micron Technology, Inc.	248,947	3,749
* Lucent Technologies, Inc.	1,531,224	3,706
Maxim Integrated Products, Inc.	109,844	3,527
Linear Technology Corp.	104,784	3,509
* Marvell Technology Group Ltd.	78,700	3,489
* Intuit, Inc.	57,680	3,483
* Freescale Semiconductor, Inc. Class A	118,037	3,423
* SanDisk Corp.	66,558	3,393
CA, Inc.	158,323	3,254
* Cognizant Technology Solutions Corp.	48,054	3,237
* Computer Sciences Corp.	63,933	3,097
KLA-Tencor Corp.	68,437	2,845
* Fiserv, Inc.	61,318	2,781
* Juniper Networks, Inc.	173,614	2,776
National Semiconductor Corp.	115,688	2,759
* Autodesk, Inc.	79,098	2,726
Xilinx, Inc.	118,162	2,676
* Citrix Systems, Inc.	61,160	2,455
Microchip Technology, Inc.	73,057	2,451
* NVIDIA Corp.	111,466	2,373
* NCR Corp.	62,352	2,285
* MEMC Electronic Materials, Inc.	60,182	2,257
* LAM Research Corp.	47,951	2,235
* Altera Corp.	123,160	2,161
* Flextronics International Ltd.	197,900	2,102
* Lexmark International, Inc.	37,125	2,073
* Affiliated Computer Services, Inc. Class A	38,026	1,963
* VeriSign, Inc.	84,513	1,958
* Tellabs, Inc.	146,669	1,952
Harris Corp.	45,990	1,909
* BEA Systems, Inc.	143,708	1,881
* BMC Software, Inc.	73,384	1,754
Amphenol Corp.	30,484	1,706
* Cadence Design Systems, Inc.	97,233	1,668
* Avaya Inc.	144,969	1,656
* Akamai Technologies, Inc.	44,537	1,612
Molex, Inc.	47,004	1,578
Jabil Circuit, Inc.	59,866	1,533
* Western Digital Corp.	75,185	1,489
* JDS Uniphase Corp.	574,269	1,453
* McAfee Inc.	57,042	1,384
* Alliance Data Systems Corp.	23,500	1,382
* Comverse Technology, Inc.	69,401	1,372
* Red Hat, Inc.	58,227	1,363
* Iron Mountain, Inc.	36,157	1,352
* Arrow Electronics, Inc.	41,447	1,335
* CheckFree Corp.	26,744	1,325
* NAVTEQ Corp.	28,630	1,279
* Ceridian Corp.	50,397	1,232
* LSI Logic Corp.	135,546	1,213
CDW Corp.	22,123	1,209
* DST Systems, Inc.	19,257	1,146
* Novellus Systems, Inc.	45,847	1,132
Intersil Corp.	48,678	1,132
Global Payments Inc.	23,198	1,126
* Activision, Inc.	94,756	1,078
* Solectron Corp.	314,738	1,076
* MasterCard, Inc. Class A	22,000	1,056
MoneyGram International, Inc.	29,590	1,005
Sabre Holdings Corp.	45,522	1,001
* Integrated Device Technology Inc.	68,816	976
* Ciena Corp.	200,858	966
Diebold, Inc.	23,652	961
* QLogic Corp.	55,360	954
* International Rectifier Corp.	24,329	951
* Teradyne, Inc.	68,119	949
Symbol Technologies, Inc.	87,274	942
* Convergys Corp.	48,069	937
* Synopsys, Inc.	49,283	925
* Vishay Intertechnology, Inc.	58,363	918
* Avnet, Inc.	45,476	910
* Agere Systems Inc.	61,631	906
* Novell, Inc.	133,587	886
* Compuware Corp.	131,264	879
* Ingram Micro, Inc. Class A	47,362	859
* Mettler-Toledo International Inc.	14,137	856
* Sanmina-SCI Corp.	183,822	846
* Trimble Navigation Ltd.	18,750	837
* Atmel Corp.	150,547	836
Tektronix, Inc.	28,071	826
Fair Isaac, Inc.	22,505	817
Fidelity National Information Services, Inc.	23,053	816
* Zebra Technologies Corp. Class A	23,306	796
* Fairchild Semiconductor International, Inc.	41,786	759
* Tech Data Corp.	19,659	753
* F5 Networks, Inc.	13,883	742
* Unisys Corp.	117,206	736
* salesforce.com, Inc.	26,700	712
Acxiom Corp.	28,467	712
* Rambus Inc.	30,553	697
* Cypress Semiconductor Corp.	47,703	694
* 3Com Corp.	134,015	686
* RSA Security Inc.	25,152	684
* ADC Telecommunications, Inc.	40,025	675
* PMC Sierra Inc.	71,600	673
* Freescale Semiconductor, Inc. Class B	22,727	668
* Interdigital Communications Corp.	18,967	662
* FormFactor Inc.	14,800	661
* Polycom, Inc.	30,039	658
Reynolds&Reynolds Class A	21,378	656
* Varian Semiconductor Equipment Associates, Inc.	19,758	644
* Cree, Inc.	26,366	626
* CommScope, Inc.	19,496	613
* CACI International, Inc.	10,400	607
* Cymer, Inc.	13,041	606
* Sybase, Inc.	30,918	600
* MICROS Systems, Inc.	13,600	594
* Brocade Communications Systems, Inc.	93,927	577
* BISYS Group, Inc.	42,089	577
* Silicon Laboratories Inc.	16,192	569
* Hyperion Solutions Corp.	20,602	569
* Microsemi Corp.	22,704	554
* aQuantive, Inc.	21,800	552
* Digital River, Inc.	13,608	550
* MPS Group, Inc.	36,151	544
* Transaction Systems Architects, Inc.	13,000	542
ADTRAN Inc.	24,128	541
* ANSYS, Inc.	11,300	540
Anixter International Inc.	11,342	538
* Benchmark Electronics, Inc.	22,058	532
Jack Henry&Associates Inc.	26,996	531
* BearingPoint, Inc.	63,098	528
* Plexus Corp.	15,404	527
National Instruments Corp.	19,128	524
FactSet Research Systems Inc.	10,839	513
* Palm, Inc.	31,802	512
* FLIR Systems, Inc.	23,200	512
* Itron, Inc.	8,600	510
* j2 Global Communications, Inc.	16,208	506
* Foundry Networks, Inc.	47,371	505
* Andrew Corp.	55,659	493
* Parametric Technology Corp.	38,768	493
Imation Corp.	11,978	492
* Emulex Corp.	29,459	479
* Arris Group Inc.	36,500	479
* THQ Inc.	22,082	477
* TIBCO Software Inc.	66,684	470
* Avid Technology, Inc.	14,006	467
* WebEx Communications, Inc.	13,000	462
* ValueClick, Inc.	29,890	459
* Nuance Communications, Inc.	45,583	459
* Komag, Inc.	9,873	456
* Avocent Corp.	17,225	452
* SiRF Technology Holdings, Inc.	13,766	444
* Perot Systems Corp.	30,500	442
* Tessera Technologies, Inc.	15,981	439
* CSG Systems International, Inc.	17,749	439
* Openwave Systems Inc.	37,175	429
* Equinix, Inc.	7,772	426
* RealNetworks, Inc.	39,779	426
* VeriFone Holdings, Inc.	13,956	425
* Hewitt Associates, Inc.	18,704	420
* Euronet Worldwide, Inc.	10,800	414
* Electronics for Imaging, Inc.	19,660	411
* Kronos, Inc.	11,202	406
* Conexant Systems, Inc.	162,070	405
* Digital Insight Corp.	11,760	403
* Semtech Corp.	27,893	403
* Intermec, Inc.	17,524	402
* MicroStrategy Inc.	4,101	400
* Sonus Networks, Inc.	80,523	399
* Informatica Corp.	30,162	397
* CNET Networks, Inc.	49,377	394
* RF Micro Devices, Inc.	64,938	388
* EarthLink, Inc.	44,753	388
* Wright Express Corp.	13,474	387
* FileNet Corp.	14,300	385
* OmniVision Technologies, Inc.	18,200	384
Cognex Corp.	14,692	382
* Zoran Corp.	15,622	380
* Macrovision Corp.	17,300	372
* Silicon Image, Inc.	33,471	361
* Digitas Inc.	30,971	360
Plantronics, Inc.	16,097	358
* Coherent, Inc.	10,599	358
* Checkpoint Systems, Inc.	15,900	353
* Rackable Systems Inc.	8,900	351
* Entegris Inc.	36,838	351
* SRA International, Inc.	13,000	346
* Redback Networks Inc.	18,761	344
* ATMI, Inc.	13,816	340
* eFunds Corp.	15,375	339
* Websense, Inc.	16,200	333
Daktronics, Inc.	11,518	333
* Quest Software, Inc.	23,322	327
* Amkor Technology, Inc.	34,561	327
* Progress Software Corp.	13,700	321
* Global Imaging Systems, Inc.	7,700	318
AVX Corp.	19,814	313
* HomeStore, Inc.	56,701	311
* Rogers Corp.	5,500	310
* Powerwave Technologies, Inc.	33,892	309
* Mentor Graphics Corp.	23,055	299
* Trident Microsystems, Inc.	15,700	298
* Aeroflex, Inc.	25,430	297
* Skyworks Solutions, Inc.	53,782	296
* ON Semiconductor Corp.	50,031	294
* Advent Software, Inc.	8,019	289
* Dycom Industries, Inc.	13,490	287
* Insight Enterprises, Inc.	14,998	286
* Rofin-Sinar Technologies Inc.	4,964	285
* Wind River Systems Inc.	31,814	283
* Cabot Microelectronics Corp.	9,307	282
Technitrol, Inc.	12,169	282
* Paxar Corp.	13,685	282
* Brooks Automation, Inc.	23,838	281
* Applied Micro Circuits Corp.	102,661	280
* Gartner, Inc. Class A	19,703	280
* Intergraph Corp.	8,774	276
* Finisar Corp.	82,755	271
* Opsware, Inc.	32,300	266
* KEMET Corp.	28,263	261
*^ Take-Two Interactive Software, Inc.	24,100	257
* Sycamore Networks, Inc.	63,118	256
* Internet Security Systems, Inc.	13,532	255
* Littelfuse, Inc.	7,400	254
MTS Systems Corp.	6,320	250
Total System Services, Inc.	12,923	249
* UTStarcom, Inc.	31,756	247
* Advanced Digital Information Corp.	20,600	242
* Lawson Softward, Inc.	35,901	241
* ScanSource, Inc.	8,200	240
* Diodes Inc.	5,800	240
* Tekelec	19,011	235
United Online, Inc.	19,549	235
* Aspen Technologies, Inc.	17,800	234
* CMGI Inc.	192,143	232
* MKS Instruments, Inc.	11,453	230
Talx Corp.	10,515	230
* Lattice Semiconductor Corp.	37,153	230
* DSP Group Inc.	9,200	229
* Cirrus Logic, Inc.	27,861	227
* Micrel, Inc.	22,635	227
* Brightpoint, Inc.	16,603	225
* Dolby Laboratories Inc.	9,556	223
* Keane, Inc.	17,700	221
* InfoSpace, Inc.	9,748	221
* Witness Systems, Inc.	10,800	218
Black Box Corp.	5,600	215
* Spansion Inc. Class A	13,301	212
* TriQuint Semiconductor, Inc.	47,189	210
* NetIQ Corp.	17,252	210
* Cogent Inc.	13,800	208
* Veeco Instruments, Inc.	8,700	207
Gevity HR, Inc.	7,800	207
* Identix, Inc.	29,100	203
* Power Integrations, Inc.	11,400	199
* Newport Corp.	12,260	198
* ViaSat, Inc.	7,675	197
* NETGEAR, Inc.	9,100	197
* Photronics Inc.	13,300	197
* Comtech Telecommunications Corp.	6,650	195
* Axcelis Technologies, Inc.	32,683	193
* 24/7 Real Media, Inc.	21,589	190
Quality Systems, Inc.	5,100	188
Cohu, Inc.	10,613	186
* Hutchinson Technology, Inc.	8,600	186
* Mastec Inc.	13,875	183
* Manhattan Associates, Inc.	9,000	183
* Silicon Storage Technology, Inc.	44,835	182
* FEI Co.	8,000	181
* Concur Technologies, Inc.	11,700	181
* RadiSys Corp.	8,178	180
* TTM Technologies, Inc.	12,400	179
* Ariba, Inc.	21,684	178
* Electro Scientific Industries, Inc.	9,900	178
CTS Corp.	11,900	177
* ManTech International Corp.	5,700	176
* McDATA Corp. Class A	43,046	176
* eCollege.com Inc.	8,300	175
* Hypercom Corp.	18,500	173
* SonicWALL, Inc.	19,156	172
* OpenTV Corp.	42,912	167
infoUSA Inc.	15,984	165
* webMethods, Inc.	16,577	164
* Internap Network Services Corp.	153,300	161
Agilysys, Inc.	8,900	160
* Epicor Software Corp.	15,082	159
* Adaptec, Inc.	36,526	159
Park Electrochemical Corp.	6,132	158
* Marchex, Inc.	9,581	157
* MRV Communications Inc.	50,260	156
* SPSS, Inc.	4,860	156
* Gerber Scientific, Inc.	11,900	155
* Extreme Networks, Inc.	37,190	155
* Synaptics Inc.	7,227	155
* Art Technology Group, Inc.	51,774	154
* Exar Corp.	11,471	152
Inter-Tel, Inc.	7,200	152
* AMIS Holdings Inc.	15,085	151
* Atheros Communications	7,955	151
* LoJack Corp.	7,969	150
* Sapient Corp.	28,013	148
MAXIMUS, Inc.	6,300	146
* SafeNet, Inc.	8,222	146
* MRO Software Inc.	7,250	146
* TNS Inc.	7,000	145
* Transmeta Corp.	89,385	145
* TranSwitch Corp.	68,000	143
* Advanced Energy Industries, Inc.	10,800	143
* Safeguard Scientifics, Inc.	65,318	141
* Microtune, Inc.	22,524	141
* LTX Corp.	19,997	140
* Mercury Computer Systems, Inc.	9,100	140
* Applied Films Corp.	4,901	140
* Gateway, Inc.	73,422	140
TheStreet.com, Inc.	10,767	138
* Supertex, Inc.	3,456	138
* Anaren, Inc.	6,685	137
* Forrester Research, Inc.	4,884	137
* Sykes Enterprises, Inc.	8,367	135
* Open Solutions Inc.	5,039	134
* SAVVIS, Inc.	4,505	133
* Standard Microsystem Corp.	6,100	133
* Ciber, Inc.	20,126	133
* Netlogic Microsystems Inc.	4,100	132
* Quantum Corp.	50,300	132
* Mattson Technology, Inc.	13,402	131
* Blackboard Inc.	4,497	130
* Actel Corp.	9,000	129
* Tyler Technologies, Inc.	11,500	129
* Cray, Inc.	12,870	128
* ANADIGICS, Inc.	18,876	127
* JDA Software Group, Inc.	9,027	127
* Genesis Microchip Inc.	10,930	126
Integral Systems, Inc.	4,668	125
* Kulicke&Soffa Industries, Inc.	16,834	125
Methode Electronics, Inc. Class A	11,849	125
* Packeteer, Inc.	10,914	124
* Heartland Payment Systems, Inc.	4,436	124
* Chordiant Software, Inc.	40,700	123
* Zygo Corp.	7,521	123
* Stratex Networks, Inc.	36,082	122
* Echelon Corp.	16,300	122
* Borland Software Corp.	23,040	122
* Universal Display Corp.	9,000	120
* Verint Systems Inc.	4,100	120
* Hittite Microwave Corp.	3,306	120
* Altiris, Inc.	6,600	119
* Sonic Solutions, Inc.	7,200	119
* FARO Technologies, Inc.	7,000	119
* Oplink Communications, Inc.	6,483	119
* Bankrate, Inc.	3,137	118
* Stratasys, Inc.	4,000	118
* Asyst Technologies, Inc.	15,618	118
* Ikanos Communications, Inc.	7,741	118
*^ Mindspeed Technologies, Inc.	48,445	117
Startek, Inc.	7,800	117
* Vignette Corp.	7,969	116
* The Ultimate Software Group, Inc.	6,010	115
* Avanex Corp.	64,962	114
* Ultratech, Inc.	7,200	113
* Lightbridge, Inc.	8,700	113
* EMCORE Corp.	11,577	111
Allen Organ Co.	1,400	111
* OSI Systems Inc.	6,208	110
* Sirenza Microdevices, Inc.	9,070	110
* SYNNEX Corp.	5,800	110
* S1 Corp.	22,884	110
* Excel Technology, Inc.	3,670	110
* Agile Software Corp.	17,296	110
* Interwoven Inc.	12,747	109
* Merix Corp.	9,904	109
Bel Fuse, Inc. Class A	4,000	109
* I.D. Systems, Inc.	6,100	108
* Symmetricom Inc.	15,150	107
* Manugistics Group, Inc.	41,934	105
* VASCO Data Security International, Inc.	12,500	104
* OYO Geospace Corp.	1,824	104
* Novatel Wireless, Inc.	10,027	104
* ADE Corp.	3,178	103
* Lionbridge Technologies, Inc.	18,491	102
* Secure Computing Corp.	11,700	101
* Harmonic, Inc.	22,388	100
* iGATE Corp.	15,693	100
* Color Kinetics Inc.	5,300	100
* Carrier Access Corp.	12,100	100
* PC-Tel, Inc.	11,702	100
* Ditech Networks Inc.	11,300	99
* Rudolph Technologies, Inc.	6,792	98
* Sigma Designs, Inc.	10,400	98
* Presstek, Inc.	10,531	98
* Perficient, Inc.	7,822	97
* C-COR Inc.	12,500	97
* Fargo Electronics	3,793	96
* Ansoft Corp.	4,692	96
* Ixia	10,649	96
* Globix Corp.	18,700	93
* Kopin Corp.	25,500	92
* SI International Inc.	3,000	92
* FalconStor Software, Inc.	13,158	92
* Interactive Intelligence Inc.	6,461	91
* Measurement Specialties, Inc.	4,100	91
* PLX Technology, Inc.	7,450	91
*^ GlobeTel Communications Corp.	75,000	91
* KVH Industries, Inc.	7,735	90
* Zhone Technologies	44,085	90
* Planar Systems, Inc.	7,423	89
* MoSys, Inc.	11,414	89
Stellent Inc.	9,312	89
* Internet Capital Group Inc.	9,834	89
* eSPEED, Inc. Class A	10,601	88
* Iomega Corp.	32,080	88
* Credence Systems Corp.	25,200	88
* IXYS Corp.	9,093	87
Blackbaud, Inc.	3,841	87
* Covansys Corp.	6,913	87
* Answerthink Consulting Group, Inc.	21,503	87
* CyberSource Corp.	7,400	87
* InterVoice, Inc.	12,136	86
* Acacia Research - Acacia Technologies	6,100	86
* Radiant Systems, Inc.	7,950	84
* Advanced Analogic Technologies, Inc.	8,001	84
* MIPS Technologies, Inc.	13,746	83
* QuickLogic Corp.	17,008	83
* Multi-Fineline Electronix, Inc.	2,500	83
* Online Resources Corp.	8,007	83
* EPIQ Systems, Inc.	4,969	83
* Nanometrics Inc.	8,304	82
* Applied Digital Solutions, Inc.	43,130	82
* Entrust, Inc.	23,824	81
Woodhead Industries, Inc.	4,200	80
* Digi International, Inc.	6,300	79
* Jupitermedia Corp.	6,017	78
* Kanbay International Inc.	5,374	78
* Magma Design Automation, Inc.	10,600	78
* Calamp Corp.	8,700	77
* Immersion Corp.	13,159	77
*^ Viewpoint Corp.	43,897	77
* NIC Inc.	10,500	76
* Intevac, Inc.	3,500	76
* Actuate Software Corp.	18,700	76
* Tumbleweed Communications Corp.	26,363	75
* iPass Inc.	13,409	75
* InterVideo Inc.	7,649	75
* Dynamics Research Corp.	5,496	75
*^ Click Commerce, Inc.	3,720	73
* Nu Horizons Electronics Corp.	7,522	73
* NetRatings, Inc.	5,069	70
* Quovadx, Inc.	27,258	70
* NetScout Systems, Inc.	7,800	70
X-Rite Inc.	6,300	69
* Docucorp International, Inc.	9,248	69
* Pericom Semiconductor Corp.	8,250	68
* Mobility Electronics, Inc.	9,427	68
* Concurrent Computer Corp.	26,200	68
* SupportSoft, Inc.	17,268	68
* Glenayre Technologies, Inc.	25,700	68
* PDF Solutions, Inc.	5,467	68
* FSI International, Inc.	9,808	68
* VA Software Corp.	17,069	66
* Integrated Silicon Solution, Inc.	12,000	66
* Rimage Corp.	3,200	65
* MapInfo Corp.	5,000	65
* Photon Dynamics, Inc.	5,200	65
Syntel, Inc.	3,165	65
SpectraLink Corp.	7,325	65
* DTS Inc.	3,300	64
* DDi Corp.	7,813	64
* COMARCO, Inc.	6,400	64
* Keynote Systems Inc.	6,016	62
* Computer Horizons Corp.	13,100	62
* Monolithic Power Systems	5,215	62
* EMS Technologies, Inc.	3,431	62
*^ SpatiaLight, Inc.	26,800	62
* Metrologic Instruments, Inc.	4,100	62
* Carreker Corp.	8,600	61
* SeaChange International, Inc.	8,782	61
* Ulticom, Inc.	5,749	60
* Volterra Semiconductor Corp.	3,900	60
* Neoware Systems, Inc.	4,836	59
Renaissance Learning, Inc.	4,366	59
*^ Convera Corp.	8,758	59
* Mechanical Technology Inc.	23,454	58
* White Electronic Designs Corp.	11,200	57
* Aware, Inc.	10,000	57
* Blue Coat Systems, Inc.	3,367	57
* ActivIdentity Corp.	12,400	57
* Captaris Inc.	12,000	56
* Edgewater Technology, Inc.	7,915	55
Keithley Instruments Inc.	4,303	55
* Pemstar Inc.	15,800	54
*^ Telkonet, Inc.	17,100	54
* NMS Communications Corp.	14,700	53
* Dot Hill Systems Corp.	15,489	53
* Centillium Communications, Inc.	18,720	53
* Digimarc Corp.	8,500	52
* Autobytel Inc.	14,810	52
* American Technology Corp.	19,570	52
* InFocus Corp.	18,000	51
* OPNET Technologies, Inc.	3,959	51
* Semitool, Inc.	5,649	51
*^ Viisage Technology, Inc.	3,354	51
* Infocrossing, Inc.	4,400	51
* TechTeam Global, Inc.	5,490	50
* Corillian Corp.	16,775	50
* Hifn, Inc.	7,967	49
* Maxwell Technologies, Inc.	2,500	49
* Greenfield Online, Inc.	6,601	49
* Cherokee International Corp.	12,369	48
* PLATO Learning, Inc.	7,653	48
* Saba Software, Inc.	8,559	47
* Lasercard Corp.	3,556	47
* Bell Microproducts Inc.	8,500	46
* Lantronix, Inc.	21,000	46
* Virage Logic Corp.	4,700	44
* Napster, Inc.	14,231	44
* EFJ, Inc.	7,200	43
* WJ Communications, Inc.	28,816	43
* Mobius Management Systems, Inc.	7,350	43
* Tollgrade Communications, Inc.	4,300	42
* The Knot, Inc.	1,981	41
* Ceva, Inc.	7,134	41
* Embarcadero Technologies, Inc.	6,709	41
* WatchGuard Technologies, Inc.	9,900	40
Molex, Inc. Class A	1,400	40
* RightNow Technologies Inc.	2,400	40
* SM&A Corp.	6,562	40
* Phoenix Technologies Ltd.	8,197	39
* ONYX Software Corp.	7,838	39
* Zomax Inc.	25,462	39
* AuthentiDate Holding Corp.	14,539	39
* Bottomline Technologies, Inc.	4,700	38
Bel Fuse, Inc. Class B	1,156	38
* DealerTrack Holdings Inc.	1,715	38
* Pixelworks, Inc.	13,600	37
* Terremark Worldwide, Inc.	10,260	37
* Westell Technologies, Inc.	16,700	37
* PortalPlayer Inc.	3,700	36
* SigmaTel Inc.	8,700	36
* PC Connection, Inc.	6,014	35
* California Micro Devices Corp.	8,731	35
QAD Inc.	4,420	34
* MetaSolv, Inc.	12,086	34
*^ Atari, Inc.	58,720	33
* Globecomm Systems, Inc.	4,466	33
* GTSI Corp.	5,149	33
* Ramtron International Corp.	16,730	33
* Digital Angel Corp.	10,500	33
* Applied Innovation Inc.	8,653	32
* ParkerVision, Inc.	3,500	32
* Sumtotal Systems Inc.	5,064	32
*^ WorldGate Communications, Inc.	18,631	31
* Web.com, Inc.	5,020	30
* TransAct Technologies Inc.	2,876	30
* Overland Storage, Inc.	4,244	28
* Computer Task Group, Inc.	5,500	28
* Smith Micro Software, Inc.	1,700	27
* Ness Technologies Inc.	2,514	27
*^ 8X8 Inc.	27,550	27
Pegasystems Inc.	4,100	26
* Radyne Comstream Inc.	2,300	26
* Endwave Corp.	2,100	26
* ESS Technology, Inc.	12,000	26
* LeCroy Corp.	1,800	26
* Comtech Group Inc.	2,300	26
* Selectica, Inc.	10,200	26
* SimpleTech, Inc.	6,747	25
* Research Frontiers, Inc.	4,700	24
* International DisplayWorks, Inc.	4,453	23
* Avici Systems Inc.	3,990	23
* Tier Technologies, Inc.	3,600	23
* Therma-Wave Inc.	16,977	22
* Miva Inc.	5,400	22
* LookSmart, Ltd.	6,700	22
* Interlink Electronics Inc.	6,840	21
* Optical Communication Products, Inc.	10,560	21
* ePlus Inc.	1,800	20
* Alliance Semiconductor Corp.	7,500	20
* Performance Technologies, Inc.	2,900	20
Cass Information Systems, Inc.	400	19
* Vitria Technology, Inc.	6,525	19
* Network Engines, Inc.	9,800	19
* Tut Systems, Inc.	7,400	18
* Ampex Corp. Class A	1,535	18
* PlanetOut, Inc.	2,500	18
* Indus International, Inc.	6,000	17
American Software, Inc. Class A	2,500	17
* Wave Systems Corp.	24,979	17
* Catapult Communications Corp.	1,521	17
* Analysts International Corp.	8,178	16
* On2 Technologies, Inc.	23,500	16
* Somera Communications, Inc.	3,810	16
* Network Equipment Technologies, Inc.	5,100	16
* Management Network Group Inc.	7,218	16
* Access Intergrated Technologies Inc.	1,600	16
Wireless Telecom Group, Inc.	5,909	16
* LivePerson, Inc.	3,200	16
* SCM Microsystems, Inc.	4,700	14
* Intraware, Inc.	2,307	14
* i2 Technologies, Inc.	1,100	14
* Bookham, Inc.	4,100	14
* Staktek Holdings Inc.	2,721	13
* The SCO Group, Inc.	3,175	13
* Leadis Technology Inc.	2,300	13
* Datalink Corp.	2,405	13
* Spectrum Control, Inc.	1,300	12
* Rainmaker Systems, Inc.	2,180	12
* Icad Inc.	7,000	11
* Micro Linear Corp.	4,600	11
* Inforte Corp.	2,284	11
* Technology Solutions Co.	1,135	10
* Pfsweb Inc.	9,700	10
* Callidus Software Inc.	1,800	10
* Verso Technologies, Inc.	8,718	9
* Telular Corp.	4,013	8
* Qualstar Corp.	2,400	8
* Sunrise Telecom Inc.	3,485	8
* Intelli-Check Inc.	1,297	7
* GSE Systems, Inc.	1,726	7
Printronix, Inc.	524	7
* Innovex, Inc.	1,800	7
* Loudeye Corp.	2,971	7
* Zix Corp.	7,900	7
* Cosine Communications, Inc.	2,446	6
* Superconductor Technologies Inc.	3,015	6
* MTI Technology Corp.	5,150	6
* CallWave, Inc.	1,600	6
* Telecommunication Systems, Inc.	2,200	5
* BSQUARE Corp.	2,325	5
* FOCUS Enhancements, Inc.	4,400	4
* Imergent, Inc.	300	4
* Evolving Systems, Inc.	2,955	4
* Moldflow Corp.	300	4
* IPIX Corp.	3,924	3
* Kintera Inc.	1,700	3
* RAE Systems, Inc.	700	3
* Airspan Networks Inc.	700	2
* Eagle Broadband, Inc.	571	1
* Media 100 Inc.	6,149	-

	751,411

Materials (2.0%)
E.I. du Pont de Nemours&Co.	315,217	13,113
Dow Chemical Co.	331,438	12,936
Alcoa Inc.	298,692	9,666
Newmont Mining Corp. (Holding Co.)	153,767	8,139
Monsanto Co.	92,333	7,773
Praxair, Inc.	110,666	5,976
Nucor Corp.	106,740	5,791
Phelps Dodge Corp.	69,746	5,730
Weyerhaeuser Co.	83,413	5,192
International Paper Co.	160,352	5,179
Air Products&Chemicals, Inc.	76,305	4,877
PPG Industries, Inc.	56,705	3,743
Freeport-McMoRan Copper&Gold, Inc. Class B	64,149	3,554
Vulcan Materials Co.	34,401	2,683
Ecolab, Inc.	65,072	2,641
United States Steel Corp.	37,289	2,615
Rohm&Haas Co.	49,795	2,496
Allegheny Technologies Inc.	29,028	2,010
MeadWestvaco Corp.	62,172	1,736
Lyondell Chemical Co.	76,181	1,726
Sigma-Aldrich Corp.	23,066	1,676
Temple-Inland Inc.	38,124	1,634
Eastman Chemical Co.	28,034	1,514
Ashland, Inc.	22,047	1,471
Sealed Air Corp.	28,046	1,461
Martin Marietta Materials, Inc.	15,838	1,444
Ball Corp.	33,952	1,258
* Pactiv Corp.	49,000	1,213
Bemis Co., Inc.	36,010	1,103
Sonoco Products Co.	32,318	1,023
Steel Dynamics, Inc.	15,061	990
* Smurfit-Stone Container Corp.	87,740	960
Carpenter Technology Corp.	8,300	959
* Titanium Metals Corp.	27,828	957
International Flavors&Fragrances, Inc.	26,764	943
Lubrizol Corp.	23,643	942
* Crown Holdings, Inc.	57,722	899
Airgas, Inc.	24,064	896
* Owens-Illinois, Inc.	52,959	888
Commercial Metals Co.	34,400	884
Valspar Corp.	33,176	876
Reliance Steel&Aluminum Co.	10,370	860
Florida Rock Industries, Inc.	16,955	842
Eagle Materials, Inc.	17,324	823
FMC Corp.	12,609	812
Louisiana-Pacific Corp.	36,456	798
Celanese Corp. Series A	38,393	784
Chemtura Corp.	82,658	772
RPM International, Inc.	40,877	736
Cytec Industries, Inc.	13,542	727
* The Mosaic Co.	46,083	721
Cabot Corp.	20,712	715
Scotts Miracle-Gro Co.	16,364	693
Albemarle Corp.	13,845	663
* Nalco Holding Co.	37,200	656
Packaging Corp. of America	28,900	636
* Oregon Steel Mills, Inc.	12,236	620
AptarGroup Inc.	12,200	605
Cleveland-Cliffs Inc.	7,600	603
* Huntsman Corp.	34,465	597
* Chaparral Steel Co.	7,900	569
* Hercules, Inc.	36,926	563
Quanex Corp.	12,990	559
* AK Steel Corp.	38,317	530
Worthington Industries, Inc.	24,350	510
* Aleris International Inc.	10,310	473
* Coeur d'Alene Mines Corp.	94,600	455
Olin Corp.	25,158	451
* RTI International Metals, Inc.	8,039	449
H.B. Fuller Co.	10,100	440
Bowater Inc.	19,270	438
Texas Industries, Inc.	8,100	430
* OM Group, Inc.	11,689	361
* Headwaters Inc.	14,100	360
Minerals Technologies, Inc.	6,800	354
Sensient Technologies Corp.	14,212	297
Greif Inc. Class A	3,900	292
Silgan Holdings, Inc.	7,854	291
* Symyx Technologies, Inc.	11,558	279
MacDermid, Inc.	9,600	276
* Apex Silver Mines Ltd.	18,000	271
Georgia Gulf Corp.	10,717	268
* Century Aluminum Co.	7,300	261
Schnitzer Steel Industries, Inc. Class A	7,300	259
* W.R. Grace&Co.	21,700	254
* Terra Industries, Inc.	39,332	251
Compass Minerals International	9,900	247
Arch Chemicals, Inc.	6,850	247
Gibraltar Industries Inc.	8,200	238
Spartech Corp.	10,500	237
Ferro Corp.	14,676	234
Metal Management, Inc.	7,500	230
* Stillwater Mining Co.	18,095	229
AMCOL International Corp.	8,400	221
* PolyOne Corp.	25,200	221
Glatfelter	13,900	221
*^ Zoltek Cos., Inc.	7,334	219
Wausau Paper Corp.	17,126	213
Royal Gold, Inc.	7,639	213
A. Schulman Inc.	9,100	208
Ryerson Tull, Inc.	7,691	208
* Hecla Mining Co.	38,400	202
Deltic Timber Corp.	3,400	192
Neenah Paper Inc.	6,104	186
* Brush Engineered Materials Inc.	8,800	183
NewMarket Corp.	3,619	178
Rock-Tenn Co.	11,033	176
CF Industries Holdings, Inc.	11,857	169
A.M. Castle&Co.	5,173	167
* Graphic Packaging Corp.	42,759	162
* Rockwood Holdings, Inc.	6,679	154
Westlake Chemical Corp.	5,042	150
Myers Industries, Inc.	8,461	145
* Omnova Solutions Inc.	22,741	129
* Landec Corp.	12,900	119
Schweitzer-Mauduit International, Inc.	5,050	109
Penford Corp.	6,415	108
Chesapeake Corp. of Virginia	6,400	105
*^ Altair Nanotechnology	33,300	103
Tronox Inc. Class B	7,483	99
* Caraustar Industries, Inc.	10,300	93
American Vanguard Corp.	5,466	85
Balchem Corp.	3,750	84
* Buckeye Technology, Inc.	11,000	84
* U.S. Concrete, Inc.	7,558	84
* Pioneer Cos., Inc.	3,016	82
Steel Technologies, Inc.	4,198	82
* Webco Industries, Inc.	1,030	75
Calgon Carbon Corp.	11,800	72
Summa Industries	7,275	72
* Wheeling-Pittsburgh Corp.	3,567	71
* Lesco, Inc.	4,257	66
* Northwest Pipe Co.	2,550	65
NN, Inc.	5,080	63
Great Northern Iron Ore	531	59
* Material Sciences Corp.	6,300	57
Quaker Chemical Corp.	3,000	56
Innospec, Inc.	2,200	56
Olympic Steel, Inc.	1,300	46
Wellman, Inc.	10,500	42
* Flotek Industries, Inc.	2,500	39
Stepan Co.	1,200	38
NL Industries, Inc.	3,199	34
* Mercer International Inc.	3,882	34
Pope&Talbot, Inc.	5,304	33
* Maxxam Inc.	1,025	29
Tronox Inc.	2,100	27
* Atlantis Plastics, Inc. Class A	1,735	16
* Constar International Inc.	3,846	15
* Nonophase Technologies Corp.	1,400	10
* Canyon Resources Corp.	9,500	10
* Universal Stainless&Alloy Products, Inc.	300	9
* Eden Bioscience Corp.	4,275	8
Rock of Ages Corp.	1,410	7
* AEP Industries, Inc.	200	7

	163,103

Telecommunication Services (1.8%)
AT&T Inc.	1,329,287	37,074
Verizon Communications Inc.	1,003,895	33,620
BellSouth Corp.	615,947	22,297
Sprint Nextel Corp.	976,413	19,518
Alltel Corp.	124,713	7,960
* American Tower Corp. Class A	141,526	4,404
* Qwest Communications International Inc.	544,358	4,404
* NII Holdings Inc.	46,918	2,645
* Crown Castle International Corp.	74,018	2,557
* Embarq Corp.	48,165	1,974
CenturyTel, Inc.	42,353	1,573
Citizens Communications Co.	112,938	1,474
* Level 3 Communications, Inc.	325,688	1,446
* SBA Communications Corp.	30,300	792
* Leap Wireless International, Inc.	15,812	750
Telephone&Data Systems, Inc.	17,567	727
Telephone&Data Systems, Inc. - Special Common Shares	17,799	692
* NeuStar, Inc. Class A	16,256	549
PanAmSat Holding Corp.	19,133	478
* Dobson Communications Corp.	51,801	400
* Cincinnati Bell Inc.	92,340	379
* Time Warner Telecom Inc.	24,129	358
* IDT Corp. Class B	23,000	317
* U.S. Cellular Corp.	5,199	315
* UbiquiTel Inc.	30,400	314
* Price Communications Corp.	17,540	297
* Broadwing Corp.	23,774	246
Commonwealth Telephone Enterprises, Inc.	7,300	242
* Premiere Global Services, Inc.	29,800	225
Valor Communications Group, Inc.	17,315	198
FairPoint Communications, Inc.	13,333	192
* General Communication, Inc.	14,346	177
*^ First Avenue Networks, Inc.	15,742	171
* Covad Communications Group, Inc.	81,487	164
Iowa Telecommunications Services Inc.	7,571	143
* Cogent Communications Group, Inc.	14,860	139
USA Mobility, Inc.	8,100	134
Alaska Communications Systems Holdings, Inc.	10,000	127
* Cbeyond Communications, Inc.	5,673	124
North Pittsburgh Systems, Inc.	4,000	110
CT Communications, Inc.	3,962	91
D&E Communications, Inc.	8,191	89
* Arbinet Holdings, Inc.	15,601	88
Surewest Communications	4,500	87
* @ Road, Inc.	15,300	84
Hickory Tech Corp.	10,322	72
* Talk America Holdings, Inc.	11,600	72
* Syniverse Holdings Inc.	4,855	71
*^ Global Crossing Ltd.	3,700	66
Shenandoah Telecommunications Co.	1,280	60
Consolidated Communications Holdings, Inc.	3,496	58
* LCC International, Inc. Class A	15,041	56
Atlantic Tele-Network, Inc.	2,185	46
Hector Communications Corp.	1,283	45
Centennial Communications Corp. Class A	8,500	44
* Wireless Facilities, Inc.	14,716	40
* InPhonic, Inc.	5,300	33
* Suncom Wireless Holdings, Inc. Class A	21,560	32
* Rural Cellular Corp. Class A	1,900	21
* Primus Telecommunications Group, Inc.	23,500	13
* Echelon Telecom, Inc.	800	12
* IDT Corp.	800	11
* Boston Communications Group, Inc.	5,700	7
* Metro One Telecommunications, Inc.	8,190	5
* Pac-West Telecom, Inc.	8,381	5
* Mpower Holding Corp.	1,100	2
* Trinsic Inc.	1,091	1

	150,917

Utilities (2.1%)
Exelon Corp.	228,594	12,991
Duke Energy Corp.	424,787	12,476
TXU Corp.	150,686	9,010
Dominion Resources, Inc.	119,069	8,905
Southern Co.	254,165	8,146
FirstEnergy Corp.	113,003	6,126
Public Service Enterprise Group, Inc.	86,103	5,693
FPL Group, Inc.	128,564	5,320
Entergy Corp.	71,168	5,035
PG&E Corp.	120,511	4,734
American Electric Power Co., Inc.	134,912	4,621
PPL Corp.	130,300	4,209
* AES Corp.	224,838	4,148
Edison International	106,110	4,138
Consolidated Edison Inc.	84,150	3,740
Sempra Energy	79,757	3,627
Ameren Corp.	69,976	3,534
Progress Energy, Inc.	82,060	3,518
Constellation Energy Group, Inc.	61,183	3,336
Xcel Energy, Inc.	138,423	2,655
* Mirant Corp.	95,592	2,562
DTE Energy Co.	60,941	2,483
KeySpan Corp.	59,882	2,419
Questar Corp.	29,324	2,360
* Allegheny Energy, Inc.	55,979	2,075
NiSource, Inc.	93,479	2,042
* NRG Energy, Inc.	35,264	1,699
Wisconsin Energy Corp.	40,152	1,618
Pepco Holdings, Inc.	65,164	1,537
SCANA Corp.	37,524	1,448
Alliant Energy Corp.	40,163	1,378
MDU Resources Group, Inc.	37,081	1,358
Pinnacle West Capital Corp.	33,982	1,356
Equitable Resources, Inc.	39,132	1,311
ONEOK, Inc.	38,194	1,300
* Reliant Energy, Inc.	104,816	1,256
Energy East Corp.	50,694	1,213
CenterPoint Energy Inc.	96,114	1,201
DPL Inc.	43,371	1,162
OGE Energy Corp.	31,080	1,089
Northeast Utilities	52,594	1,087
TECO Energy, Inc.	71,493	1,068
NSTAR	36,898	1,055
Aqua America, Inc.	45,099	1,028
AGL Resources Inc.	26,729	1,019
* CMS Energy Corp.	75,676	979
* Sierra Pacific Resources	69,414	972
National Fuel Gas Co.	27,543	968
Energen Corp.	24,162	928
Southern Union Co.	32,897	890
UGI Corp. Holding Co.	36,100	889
Puget Energy, Inc.	39,931	858
Atmos Energy Corp.	28,036	782
Hawaiian Electric Industries Inc.	28,004	782
Great Plains Energy, Inc.	27,362	762
* Dynegy, Inc.	137,403	752
Vectren Corp.	26,304	717
WPS Resources Corp.	13,871	688
Piedmont Natural Gas, Inc.	26,500	644
Westar Energy, Inc.	30,284	637
Nicor Inc.	15,334	636
PNM Resources Inc.	22,403	559
* Aquila, Inc.	128,394	541
IDACORP, Inc.	14,600	501
WGL Holdings Inc.	16,724	484
Peoples Energy Corp.	13,346	479
Duquesne Light Holdings, Inc.	27,353	450
New Jersey Resources Corp.	9,500	444
Southwest Gas Corp.	13,727	430
NorthWestern Corp.	12,383	425
ALLETE, Inc.	8,875	420
Cleco Corp.	17,316	403
Black Hills Corp.	11,515	395
UniSource Energy Corp.	12,000	374
Avista Corp.	15,866	362
Northwest Natural Gas Co.	9,550	354
* El Paso Electric Co.	16,721	337
UIL Holdings Corp.	4,700	265
American States Water Co.	7,257	259
South Jersey Industries, Inc.	9,400	257
CH Energy Group, Inc.	5,300	254
Otter Tail Corp.	8,468	231
The Laclede Group, Inc.	6,600	227
Empire District Electric Co.	10,500	216
California Water Service Group	5,913	211
MGE Energy, Inc.	6,700	209
SJW Corp.	5,500	140
Cascade Natural Gas Corp.	5,757	121
Ormat Technologies Inc.	2,800	107
Connecticut Water Services, Inc.	4,263	100
EnergySouth, Inc.	2,784	87
^ Southwest Water Co.	7,227	87
Green Mountain Power Corp.	2,300	78
* Cadiz Inc.	4,495	76
ITC Holdings Corp.	2,547	68
Middlesex Water Co.	3,466	66
Central Vermont Public Service Corp.	3,330	62
* SEMCO Energy, Inc.	6,100	34
Maine&Maritimes Corp.	2,100	33
Chesapeake Utilities Corp.	1,000	30
The York Water Co.	702	17
Florida Public Util. Co.	1,050	13
RGC Resources, Inc.	99	2

	177,178

Total Common Stocks
(Cost $3,657,263)	4,979,693

Fa
Amou
	($000)

U.S. Government and Agency Obligations (26.7%)

U.S. Government Securities (9.6%)
U.S. Treasury Bonds
10.375%, 11/15/2012	4,000	4,269
12.000%, 8/15/2013	9,000	10,225
13.250%, 5/15/2014	2,000	2,428
11.750%, 11/15/2014	2,000	2,404
11.250%, 2/15/2015	15,850	22,507
10.625%, 8/15/2015	3,240	4,515
9.875%, 11/15/2015	1,850	2,490
9.250%, 2/15/2016	900	1,175
7.250%, 5/15/2016	24,840	28,764
7.500%, 11/15/2016	9,325	11,030
8.750%, 5/15/2017	15,800	20,384
8.875%, 8/15/2017	15,200	19,836
9.125%, 5/15/2018	600	804
9.000%, 11/15/2018	275	368
8.875%, 2/15/2019	15,475	20,562
8.125%, 8/15/2019	4,955	6,272
8.500%, 2/15/2020	14,880	19,458
8.750%, 5/15/2020	5,025	6,712
8.750%, 8/15/2020	7,375	9,877
7.875%, 2/15/2021	4,370	5,498
8.125%, 5/15/2021	840	1,080
8.125%, 8/15/2021	11,775	15,179
8.000%, 11/15/2021	1,120	1,432
7.250%, 8/15/2022	600	724
7.625%, 11/15/2022	15,550	19,423
7.125%, 2/15/2023	325	389
6.250%, 8/15/2023	50	55
7.625%, 2/15/2025	8,400	10,668
6.875%, 8/15/2025	75	89
6.750%, 8/15/2026	19,485	22,925
6.625%, 2/15/2027	4,695	5,467
6.375%, 8/15/2027	6,870	7,798
5.500%, 8/15/2028	5,550	5,702
5.250%, 11/15/2028	550	547
5.250%, 2/15/2029	450	448
6.125%, 8/15/2029	955	1,062
6.250%, 5/15/2030	5,580	6,319
5.375%, 2/15/2031	4,200	4,272
U.S. Treasury Notes
3.625%, 6/30/2007	850	836
6.125%, 8/15/2007	4,250	4,288
4.375%, 12/31/2007	67,100	66,293
4.375%, 1/31/2008	41,825	41,302
3.000%, 2/15/2008	18,025	17,414
3.375%, 2/15/2008	38,975	37,879
4.625%, 2/29/2008	10,000	9,908
4.875%, 4/30/2008	7,425	7,384
5.625%, 5/15/2008	5,535	5,578
3.250%, 8/15/2008	19,850	19,099
3.125%, 10/15/2008	3,600	3,444
3.375%, 11/15/2008	2,875	2,762
3.375%, 12/15/2008	2,300	2,207
3.250%, 1/15/2009	3,925	3,750
3.000%, 2/15/2009	3,555	3,369
4.500%, 2/15/2009	2,925	2,878
3.875%, 5/15/2009	53,762	51,964
4.000%, 6/15/2009	3,320	3,217
3.625%, 7/15/2009	12,755	12,221
3.500%, 8/15/2009	24,200	23,077
6.000%, 8/15/2009	5,985	6,133
3.375%, 10/15/2009	5,285	5,009
3.625%, 1/15/2010	1,975	1,880
3.500%, 2/15/2010	500	473
6.500%, 2/15/2010	3,285	3,432
4.000%, 3/15/2010	3,300	3,177
4.000%, 4/15/2010	6,875	6,614
3.875%, 5/15/2010	35,375	33,844
4.125%, 8/15/2010	2,125	2,048
4.250%, 10/15/2010	2,435	2,356
4.500%, 11/15/2010	2,095	2,046
4.375%, 12/15/2010	12,550	12,187
4.750%, 3/31/2011	725	714
4.375%, 8/15/2012	37,000	35,578
4.250%, 11/15/2013	7,225	6,837
4.000%, 2/15/2014	43,145	40,078
4.750%, 5/15/2014	1,250	1,219
4.250%, 8/15/2014	6,125	5,767

	791,419

Agency Bonds and Notes (4.3%)
Agency for International Development-Egypt (U.S. Government Guaranteed)
4.450%, 9/15/2015	1,400	1,301
2 Federal Farm Credit Bank
3.000%, 12/17/2007	925	894
3.375%, 7/15/2008	900	864
3.750%, 1/15/2009	1,275	1,225
4.125%, 4/15/2009	700	677
5.375%, 7/18/2011	3,050	3,035
2 Federal Home Loan Bank
4.625%, 7/18/2007	33,500	33,227
6.500%, 8/15/2007	3,500	3,539
4.850%, 2/6/2008	5,500	5,449
5.125%, 6/18/2008	9,050	9,000
5.800%, 9/2/2008	2,500	2,517
5.865%, 9/2/2008	1,300	1,311
5.375%, 7/17/2009	1,425	1,424
3.875%, 1/15/2010	1,625	1,549
4.375%, 3/17/2010	2,000	1,931
7.625%, 5/14/2010	8,800	9,441
4.625%, 2/18/2011	4,275	4,137
5.750%, 5/15/2012	7,675	7,791
4.500%, 9/16/2013	5,050	4,755
5.250%, 6/18/2014	4,650	4,582
5.625%, 6/13/2016	300	299
5.250%, 12/11/2020	1,000	952
2 Federal Home Loan Mortgage Corp.
4.625%, 2/21/2008	14,000	13,817
5.750%, 4/15/2008	6,500	6,533
3.875%, 6/15/2008	6,200	6,023
5.250%, 5/21/2009	26,000	25,866
6.625%, 9/15/2009	8,150	8,421
7.000%, 3/15/2010	4,000	4,200
4.125%, 7/12/2010	10,025	9,539
6.875%, 9/15/2010	865	909
4.750%, 1/18/2011	700	680
5.875%, 3/21/2011	2,000	2,019
6.000%, 6/15/2011	2,750	2,810
5.750%, 1/15/2012	9,000	9,104
5.125%, 7/15/2012	13,400	13,156
4.500%, 1/15/2013	1,000	946
4.000%, 6/12/2013	2,625	2,400
4.500%, 7/15/2013	2,000	1,885
4.875%, 11/15/2013	3,025	2,911
5.000%, 7/15/2014	6,550	6,348
6.750%, 9/15/2029	2,500	2,872
6.750%, 3/15/2031	2,100	2,419
2 Federal National Mortgage Assn
4.750%, 8/3/2007	24,800	24,622
5.750%, 2/15/2008	9,250	9,291
6.000%, 5/15/2008	8,000	8,077
5.250%, 1/15/2009	1,500	1,494
7.250%, 1/15/2010	6,720	7,094
7.125%, 6/15/2010	1,000	1,058
6.625%, 11/15/2010	1,650	1,724
6.250%, 2/1/2011	1,425	1,458
5.125%, 4/15/2011	750	738
6.000%, 5/15/2011	7,300	7,449
5.375%, 11/15/2011	9,925	9,875
6.125%, 3/15/2012	12,950	13,344
4.750%, 2/21/2013	1,000	956
4.375%, 3/15/2013	2,500	2,345
4.625%, 5/1/2013	700	657
4.625%, 10/15/2013	13,250	12,574
5.125%, 1/2/2014	975	938
5.000%, 3/15/2016	1,825	1,751
7.125%, 1/15/2030	2,550	3,068
7.250%, 5/15/2030	5,450	6,644
6.625%, 11/15/2030	1,850	2,098
2 Private Export Funding Corp.
7.200%, 1/15/2010	6,900	7,272
State of Israel (U.S. Government Guaranteed)
5.500%, 9/18/2023	500	497
5.500%, 12/4/2023	375	372
5.500%, 4/26/2024	300	293
2 Tennessee Valley Auth
5.375%, 11/13/2008	2,400	2,394
7.125%, 5/1/2030	4,000	4,775
5.375%, 4/1/2056	375	354

	355,970

Mortgage-Backed Securities (12.8%)
2 Federal Home Loan Mortgage Corp.
3 4.000%, 3/1/2008-9/1/2020	20,465	19,054
3 4.500%, 1/1/2008-10/1/2035	55,649	52,328
3 5.000%, 12/1/2007-12/1/2035	146,573	138,418
3 5.500%, 4/1/2007-3/1/2036	134,026	129,273
3 6.000%, 7/1/2008-3/1/2036	50,329	49,793
3 6.500%, 2/1/2008-7/1/2035	16,050	16,218
3 7.000%, 12/1/2006-11/1/2033	4,868	4,997
3 7.500%, 1/1/2007-1/1/2032	1,166	1,208
3 8.000%, 12/1/2007-10/1/2031	1,009	1,060
3 8.500%, 11/1/2007-5/1/2030	147	157
3 9.000%, 10/1/2021-4/1/2030	99	107
3 9.500%, 4/1/2016-4/1/2025	41	43
3 10.000%, 3/1/2017-4/1/2025	20	20
2 Federal National Mortgage Assn
3 4.000%, 9/1/2010-6/1/2019	9,357	8,696
3 4.500%, 7/1/2011-10/1/2035	54,497	50,972
3 5.000%, 9/1/2009-10/1/2035	175,238	165,339
3 5.500%, 11/1/2008-4/1/2036	205,668	198,328
3 6.000%, 10/1/2008-6/1/2036	64,269	63,574
3 6.500%, 8/1/2008-2/1/2036	29,589	29,847
3 7.000%, 10/1/2007-4/1/2035	9,174	9,411
3 7.500%, 8/1/2007-12/1/2032	2,484	2,571
3 8.000%, 7/1/2007-1/1/2031	374	394
3 8.500%, 8/1/2007-9/1/2030	212	226
3 9.000%, 10/1/2016-8/1/2026	61	67
3 9.500%, 5/1/2016-2/1/2025	19	20
3 10.000%, 1/1/2020-8/1/2021	4	4
3 10.500%, 8/1/2020	2	2
Government National Mortgage Assn
3 4.500%, 8/15/2018-7/15/2035	4,141	3,863
3 5.000%, 3/15/2018-4/20/2036	28,275	26,852
3 5.500%, 3/15/2015-6/1/2036	46,424	45,005
3 6.000%, 3/15/2009-3/15/2036	24,880	24,701
3 6.500%, 9/15/2008-5/15/2035	10,536	10,693
3 7.000%, 5/15/2008-8/15/2032	4,910	5,066
3 7.500%, 5/15/2008-3/15/2032	1,408	1,466
3 8.000%, 9/15/2009-3/15/2032	872	920
3 8.500%, 3/15/2017-7/15/2030	154	163
3 9.000%, 6/15/2016-2/15/2030	157	168
3 9.500%, 9/15/2018-1/15/2025	33	36
3 10.000%, 10/15/2017-12/15/2020	7	7
3 10.500%, 9/15/2019	1	1
3 11.000%, 12/15/2015	2	2

	1,061,070

Total U.S. Government and Agency Obligations
(Cost $2,262,909)	2,208,459

Corporate Bonds (10.8%)

Asset-Backed/Commercial Mortgage-Backed Securities (3.1%)
American Express Credit Account Master Trust
3 4 5.339%, 3/15/2010	9,000	9,018
3 4 5.309%, 9/15/2010	12,800	12,834
3 4 5.309%, 10/15/2010	1,800	1,805
Bank One Issuance Trust
3 4 5.229%, 10/15/2009	11,000	11,006
3 4 5.309%, 1/15/2010	710	711
3 4 5.309%, 12/15/2010	13,000	13,036
Bear Stearns Commercial Mortgage Securities, Inc.
3 5.610%, 11/15/2033	4,000	3,952
California Infrastructure&Economic Development Bank Special Purpose Trust PG&E-1
3 6.420%, 9/25/2008	489	490
California Infrastructure&Economic Development Bank Special Purpose Trust SDG&E-1
3 6.310%, 9/25/2008	404	404
Capital One Master Trust
3 5.300%, 6/15/2009	2,050	2,050
3 4 5.329%, 1/15/2010	3,000	3,003
Capital One Multi-Asset Execution Trust
3 4 5.469%, 7/15/2010	22,000	22,082
Chase Credit Card Master Trust
3 4 5.299%, 6/15/2009	7,000	7,007
3 4 5.319%, 2/15/2010	4,500	4,509
Chase Issuance Trust
3 4 5.209%, 12/15/2010	24,000	24,025
3 4.650%, 12/17/2012	3,300	3,190
Citibank Credit Card Master Trust
3 5.875%, 3/10/2011	2,000	2,016
Citicorp Lease Pass-Through Trust
3 5 8.040%, 12/15/2019	1,700	1,919
Commercial Mortgage Lease-Backed Certificate
3 5 6.746%, 6/20/2031	505	514
Countrywide Home Loans
3 4.053%, 5/25/2033	956	937
Credit Suisse First Boston Mortgage Securities Corp.
3 5.100%, 8/15/2038	6,950	6,549
DaimlerChrysler Auto Trust
3 5.330%, 8/8/2010	3,000	2,987
DaimlerChrysler Master Owner Trust
3 4 5.224%, 1/15/2009	7,000	7,002
Discover Card Master Trust I
3 4 5.229%, 4/16/2010	33,000	33,031
First Union National Bank Commercial Mortgage Trust
3 6.223%, 12/12/2033	350	356
Ford Credit Auto Owner Trust
3 4.300%, 8/15/2009	1,725	1,701
Ford Credit Floor Plan Master Owner Trust
3 4 5.339%, 7/15/2008	8,000	8,000
Gracechurch Card Funding PLC
3 4 5.249%, 8/15/2008	9,500	9,500
3 4 5.229%, 2/17/2009	8,745	8,750
3 4 5.219%, 11/16/2009	15,000	15,014
Harley-Davidson Motorcycle Trust
3 4.500%, 1/15/2010	338	337
Honda Auto Receivables Owner Trust
3 2.910%, 10/20/2008	1,362	1,341
3 4.610%, 8/17/2009	3,700	3,652
LB-UBS Commercial Mortgage Trust
3 5.197%, 11/15/2030	2,025	1,926
MBNA Credit Card Master Note Trust
3 4.950%, 6/15/2009	1,700	1,695
3 4.300%, 2/15/2011	4,550	4,440
MBNA Master Credit Card Trust
3 7.000%, 2/15/2012	1,800	1,880
Morgan Stanley Capital I
3 5.230%, 9/15/2042	1,050	998
Nissan Auto Receivables Owner Trust
3 4.190%, 7/15/2009	5,650	5,554
PG&E Energy Recovery Funding LLC
3 4.140%, 9/25/2012	825	787
PSE&G Transition Funding LLC
3 6.890%, 12/15/2017	2,000	2,159
Salomon Brothers Mortgage Securities VII
3 4.124%, 9/25/2033	2,256	2,201
USAA Auto Owner Trust
3 4.550%, 2/16/2010	3,550	3,502
Volkswagen Auto Loan Enhanced Trust
3 4.800%, 7/20/2009	3,300	3,270
World Omni Auto Receivables Trust
3 3.540%, 6/12/2009	3,100	3,059

	254,199

Finance (3.4%)
Banking (1.4%)
Abbey National PLC
7.950%, 10/26/2029	1,275	1,525
AmSouth Bank NA
5.200%, 4/1/2015	650	613
BB&T Corp.
6.500%, 8/1/2011	375	387
4.750%, 10/1/2012	300	284
5.200%, 12/23/2015	475	448
5.250%, 11/1/2019	400	370
6.750%, 6/7/2036	1,100	1,099
Bank One Corp.
4.125%, 9/1/2007	1,700	1,673
6.000%, 2/17/2009	1,000	1,008
7.875%, 8/1/2010	375	403
5.900%, 11/15/2011	350	352
5.250%, 1/30/2013	575	555
Bank of America Corp.
4.250%, 10/1/2010	1,250	1,183
4.375%, 12/1/2010	4,000	3,800
7.400%, 1/15/2011	1,250	1,335
4.750%, 8/15/2013	1,000	936
5.375%, 6/15/2014	475	460
4.750%, 8/1/2015	1,525	1,401
5.250%, 12/1/2015	200	190
5.625%, 3/8/2035	350	302
Bank of New York Co., Inc.
3.750%, 2/15/2008	550	534
4.950%, 1/14/2011	500	487
4.950%, 3/15/2015	800	748
Bank of Tokyo-Mitsubishi
8.400%, 4/15/2010	500	544
BankBoston NA
6.375%, 4/15/2008	1,000	1,011
Barclays Bank PLC
6.278%, 12/29/2049	350	302
Charter One Bank N.A
5.500%, 4/26/2011	1,700	1,685
Citicorp Capital II
8.015%, 2/15/2027	1,050	1,101
Citigroup, Inc.
3.500%, 2/1/2008	600	581
6.500%, 2/15/2008	3,300	3,344
3.625%, 2/9/2009	125	119
4.250%, 7/29/2009	675	649
4.625%, 8/3/2010	2,000	1,929
6.500%, 1/18/2011	1,025	1,058
5.125%, 2/14/2011	1,550	1,515
6.000%, 2/21/2012	400	404
5.000%, 9/15/2014	375	350
4.875%, 5/7/2015	200	185
5.300%, 1/7/2016	800	762
6.625%, 6/15/2032	1,050	1,078
5.875%, 2/22/2033	825	771
6.000%, 10/31/2033	300	285
5.850%, 12/11/2034	50	47
Colonial Bank NA
6.375%, 12/1/2015	150	148
Compass Bank
5.900%, 4/1/2026	225	212
Credit Suisse First Boston USA, Inc.
3.875%, 1/15/2009	3,750	3,594
4.700%, 6/1/2009	400	389
4.875%, 8/15/2010	225	218
5.250%, 3/2/2011	750	732
6.125%, 11/15/2011	250	254
6.500%, 1/15/2012	1,600	1,648
4.875%, 1/15/2015	725	669
5.125%, 8/15/2015	350	327
7.125%, 7/15/2032	200	219
Deutsche Bank Financial LLC
5.375%, 3/2/2015	550	526
Fifth Third Bank
3.375%, 8/15/2008	300	286
4.200%, 2/23/2010	550	523
4.750%, 2/1/2015	325	299
First Tennessee Bank
5.050%, 1/15/2015	200	188
FirstStar Bank
7.125%, 12/1/2009	750	782
Fleet Capital Trust II
7.920%, 12/11/2026	500	522
Fleet Financial Group, Inc.
6.875%, 1/15/2028	600	638
Golden West Financial Corp.
4.125%, 8/15/2007	700	689
HSBC Bank USA
5.875%, 11/1/2034	300	272
5.625%, 8/15/2035	900	793
HSBC Holdings PLC
7.500%, 7/15/2009	500	525
5.250%, 12/12/2012	975	943
7.625%, 5/17/2032	400	456
7.350%, 11/27/2032	400	448
6.500%, 5/2/2036	625	613
J.P. Morgan, Inc.
6.000%, 1/15/2009	975	984
JPM Capital Trust II
7.950%, 2/1/2027	200	209
JPMorgan Capital Trust
5.875%, 3/15/2035	1,400	1,237
JPMorgan Chase&Co.
4.000%, 2/1/2008	415	405
3.625%, 5/1/2008	410	396
3.500%, 3/15/2009	1,975	1,867
6.750%, 2/1/2011	300	312
5.600%, 6/1/2011	150	149
4.500%, 1/15/2012	675	633
6.625%, 3/15/2012	375	389
5.750%, 1/2/2013	350	347
4.875%, 3/15/2014	640	595
5.125%, 9/15/2014	375	353
4.750%, 3/1/2015	250	228
5.150%, 10/1/2015	1,150	1,075
5.850%, 8/1/2035	450	397
Key Bank NA
5.000%, 7/17/2007	200	199
4.412%, 3/18/2008	650	637
5.800%, 7/1/2014	150	148
4.950%, 9/15/2015	725	668
MBNA America Bank NA
5.375%, 1/15/2008	1,250	1,247
4.625%, 8/3/2009	250	244
MBNA Corp.
6.125%, 3/1/2013	500	506
5.000%, 6/15/2015	200	187
Marshall&Ilsley Bank
4.125%, 9/4/2007	975	959
4.850%, 6/16/2015	375	346
4.375%, 8/1/2009	75	72
Mellon Capital II
7.995%, 1/15/2027	1,250	1,310
Mellon Funding Corp.
5.000%, 12/1/2014	250	236
NB Capital Trust IV
8.250%, 4/15/2027	1,000	1,050
National City Bank of Indiana
4.875%, 7/20/2007	900	893
National City Corp.
3.200%, 4/1/2008	1,500	1,440
North Fork Bancorp., Inc.
5.875%, 8/15/2012	600	597
PNC Bank NA
4.875%, 9/21/2017	1,225	1,110
PNC Funding Corp.
5.250%, 11/15/2015	250	236
Popular North America, Inc.
4.250%, 4/1/2008	400	389
Regions Financial Corp.
4.500%, 8/8/2008	400	391
7.000%, 3/1/2011	750	787
7.750%, 3/1/2011	1,000	1,080
6.375%, 5/15/2012	75	77
Republic New York Corp.
7.750%, 5/15/2009	300	316
Royal Bank of Canada
4.125%, 1/26/2010	1,000	952
Royal Bank of Scotland Group PLC
6.375%, 2/1/2011	325	334
5.000%, 11/12/2013	250	237
5.050%, 1/8/2015	975	918
3 7.648%, 8/29/2049	1,525	1,633
Santander Central Hispano Issuances
7.625%, 9/14/2010	400	428
Santander Finance Issuances
6.375%, 2/15/2011	1,075	1,101
Sanwa Bank Ltd.
8.350%, 7/15/2009	1,025	1,096
7.400%, 6/15/2011	1,025	1,087
Southtrust Corp.
5.800%, 6/15/2014	300	296
Sovereign Bancorp, Inc.
5 4.800%, 9/1/2010	575	548
Sovereign Bank
5.125%, 3/15/2013	250	237
State Street Capital Trust
5.300%, 1/15/2016	300	287
Sumitomo Bank International Finance NV
8.500%, 6/15/2009	800	859
Sumitomo Mitsui Banking Corp.
8.000%, 6/15/2012	725	799
SunTrust Banks, Inc.
5.050%, 7/1/2007	1,500	1,492
6.375%, 4/1/2011	500	514
5.450%, 12/1/2017	100	95
Swiss Bank Corp.
7.000%, 10/15/2015	750	805
Synovus Financial Corp.
5.125%, 6/15/2017	500	461
UFJ Finance Aruba AEC
6.750%, 7/15/2013	350	367
US Bancorp
3.125%, 3/15/2008	225	216
US Bank NA
3.700%, 8/1/2007	1,200	1,176
6.500%, 2/1/2008	1,500	1,520
4.400%, 8/15/2008	350	342
6.375%, 8/1/2011	250	257
6.300%, 2/4/2014	250	258
4.950%, 10/30/2014	350	328
Union Bank of California NA
5.950%, 5/11/2016	450	445
UnionBanCal Corp.
5.250%, 12/16/2013	150	142
Wachovia Bank NA
4.375%, 8/15/2008	125	122
4.875%, 2/1/2015	1,030	954
Wachovia Corp.
3.500%, 8/15/2008	1,000	957
3.625%, 2/17/2009	1,950	1,858
4.375%, 6/1/2010	650	621
7.800%, 8/18/2010	150	161
5.350%, 3/15/2011	950	940
5.250%, 8/1/2014	170	162
5 8.000%, 12/15/2026	1,200	1,252
7.500%, 4/15/2035	150	170
5.500%, 8/1/2035	200	175
6.550%, 10/15/2035	100	102
Washington Mutual Bank
6.875%, 6/15/2011	2,050	2,147
5.650%, 8/15/2014	450	433
5.125%, 1/15/2015	250	232
Washington Mutual, Inc.
5.000%, 3/22/2012	800	760
5.250%, 9/15/2017	250	228
Wells Fargo&Co.
5.250%, 12/1/2007	2,875	2,864
4.125%, 3/10/2008	1,250	1,220
3.125%, 4/1/2009	1,850	1,737
4.200%, 1/15/2010	1,700	1,623
4.875%, 1/12/2011	425	412
4.950%, 10/16/2013	800	757
4.750%, 2/9/2015	450	416
5.750%, 5/16/2016	250	247
5.375%, 2/7/2035	550	492
World Savings Bank, FSB
4.125%, 3/10/2008	1,050	1,024
4.125%, 12/15/2009	500	476
Zions Bancorp
5.500%, 11/16/2015	675	643
Brokerage (0.6%)
Ameriprise Financial Inc.
5.350%, 11/15/2010	625	613
5.650%, 11/15/2015	525	507
Bear Stearns Co., Inc.
7.800%, 8/15/2007	1,450	1,483
4.000%, 1/31/2008	700	683
4.550%, 6/23/2010	400	384
5.700%, 11/15/2014	750	733
5.300%, 10/30/2015	400	380
4.650%, 7/2/2018	500	438
Goldman Sachs Group, Inc.
4.125%, 1/15/2008	300	294
3.875%, 1/15/2009	1,945	1,862
6.650%, 5/15/2009	400	410
4.500%, 6/15/2010	1,965	1,883
6.600%, 1/15/2012	250	257
5.700%, 9/1/2012	975	962
5.250%, 4/1/2013	1,875	1,797
4.750%, 7/15/2013	225	209
5.150%, 1/15/2014	600	568
5.000%, 10/1/2014	1,875	1,746
5.500%, 11/15/2014	725	696
5.125%, 1/15/2015	150	140
5.350%, 1/15/2016	800	757
6.125%, 2/15/2033	875	818
6.345%, 2/15/2034	1,125	1,052
6.450%, 5/1/2036	1,300	1,250
Jefferies Group Inc.
6.250%, 1/15/2036	725	657
Lehman Brothers Holdings, Inc.
4.000%, 1/22/2008	1,625	1,587
7.000%, 2/1/2008	1,500	1,529
3.500%, 8/7/2008	300	287
3.600%, 3/13/2009	500	475
4.250%, 1/27/2010	325	311
4.375%, 11/30/2010	100	95
5.000%, 1/14/2011	700	678
6.625%, 1/18/2012	600	619
5.750%, 5/17/2013	1,175	1,160
5.500%, 4/4/2016	1,275	1,222
Merrill Lynch&Co., Inc.
3.375%, 9/14/2007	925	902
4.000%, 11/15/2007	1,350	1,321
3.700%, 4/21/2008	200	193
3.125%, 7/15/2008	200	190
4.125%, 1/15/2009	625	602
6.000%, 2/17/2009	1,150	1,160
4.125%, 9/10/2009	100	96
4.250%, 2/8/2010	650	622
4.790%, 8/4/2010	575	557
5.000%, 2/3/2014	1,050	989
5.450%, 7/15/2014	25	24
5.000%, 1/15/2015	1,150	1,068
6.050%, 5/16/2016	850	848
Morgan Stanley Dean Witter
3.625%, 4/1/2008	1,000	967
3.875%, 1/15/2009	1,150	1,103
4.000%, 1/15/2010	1,800	1,706
4.250%, 5/15/2010	675	641
5.050%, 1/21/2011	1,000	971
6.750%, 4/15/2011	750	780
6.600%, 4/1/2012	1,500	1,545
4.750%, 4/1/2014	2,000	1,838
7.250%, 4/1/2032	475	522
Finance Companies (0.8%)
American Express Centurion Bank
4.375%, 7/30/2009	75	72
American Express Co.
3.750%, 11/20/2007	525	512
American Express Credit Corp.
3.000%, 5/16/2008	500	477
5.000%, 12/2/2010	900	877
American General Finance Corp.
3.875%, 10/1/2009	400	378
4.875%, 5/15/2010	975	943
4.875%, 7/15/2012	150	142
5.850%, 6/1/2013	1,025	1,014
5.400%, 12/1/2015	225	213
CIT Group Co. of Canada
4.650%, 7/1/2010	300	287
5.200%, 6/1/2015	850	796
CIT Group, Inc.
3.650%, 11/23/2007	125	122
5.000%, 11/24/2008	775	764
4.250%, 2/1/2010	400	381
5.200%, 11/3/2010	1,050	1,025
4.750%, 12/15/2010	850	815
5.600%, 4/27/2011	500	494
7.750%, 4/2/2012	425	461
5.400%, 3/7/2013	150	146
5.125%, 9/30/2014	200	187
5.000%, 2/1/2015	400	371
6.000%, 4/1/2036	500	460
Capital One Bank
4.875%, 5/15/2008	500	492
4.250%, 12/1/2008	375	362
5.125%, 2/15/2014	700	661
Capital One Financial
4.800%, 2/21/2012	50	47
5.500%, 6/1/2015	225	214
5.250%, 2/21/2017	50	46
Countrywide Financial Corp.
6.250%, 5/15/2016	325	319
Countrywide Home Loan
3.250%, 5/21/2008	1,125	1,076
4.125%, 9/15/2009	425	404
4.000%, 3/22/2011	1,925	1,768
General Electric Capital Corp.
4.250%, 1/15/2008	375	368
3.500%, 5/1/2008	1,900	1,831
3.600%, 10/15/2008	600	574
3.125%, 4/1/2009	825	774
3.250%, 6/15/2009	600	562
4.125%, 9/1/2009	2,850	2,729
4.625%, 9/15/2009	750	729
4.875%, 10/21/2010	500	485
6.125%, 2/22/2011	1,725	1,755
5.500%, 4/28/2011	2,675	2,655
4.375%, 11/21/2011	250	235
4.250%, 6/15/2012	550	509
4.750%, 9/15/2014	900	840
4.875%, 3/4/2015	100	94
5.000%, 1/8/2016	1,100	1,033
6.750%, 3/15/2032	3,175	3,398
HSBC Finance Corp.
4.625%, 1/15/2008	400	394
4.125%, 3/11/2008	2,625	2,557
6.400%, 6/17/2008	3,075	3,115
4.125%, 12/15/2008	1,850	1,787
5.875%, 2/1/2009	200	201
4.125%, 11/16/2009	405	385
4.625%, 9/15/2010	250	239
5.250%, 1/14/2011	1,470	1,435
5.700%, 6/1/2011	1,275	1,266
6.375%, 10/15/2011	1,450	1,480
5.250%, 4/15/2015	225	212
5.000%, 6/30/2015	325	300
5.500%, 1/19/2016	400	382
5.911%, 11/30/2035	300	286
International Lease Finance Corp.
4.500%, 5/1/2008	750	734
5.125%, 11/1/2010	625	608
5.450%, 3/24/2011	400	392
5.750%, 6/15/2011	1,225	1,214
5.000%, 9/15/2012	1,425	1,355
iStar Financial Inc.
6.000%, 12/15/2010	250	250
5.650%, 9/15/2011	175	171
5.150%, 3/1/2012	1,100	1,045
5.875%, 3/15/2016	375	359
Residential Capital Corp.
6.125%, 11/21/2008	775	765
6.375%, 6/30/2010	925	911
6.000%, 2/22/2011	1,000	970
6.500%, 4/17/2013	1,375	1,346
SLM Corp.
3.625%, 3/17/2008	2,665	2,577
4.000%, 1/15/2009	250	240
4.500%, 7/26/2010	150	143
5.375%, 1/15/2013	500	489
5.625%, 8/1/2033	700	637
Insurance (0.4%)
ACE Capital Trust II
9.700%, 4/1/2030	75	93
AEGON Funding Corp.
5.750%, 12/15/2020	50	48
AEGON NV
4.750%, 6/1/2013	775	724
AXA SA
8.600%, 12/15/2030	1,125	1,337
Aetna, Inc.
7.875%, 3/1/2011	250	269
5.750%, 6/15/2011	125	124
6.000%, 6/15/2016	800	788
6.625%, 6/15/2036	650	644
Allstate Corp.
7.200%, 12/1/2009	1,425	1,493
5.000%, 8/15/2014	75	70
6.125%, 12/15/2032	250	236
5.550%, 5/9/2035	600	519
Allstate Life Global Funding
4.500%, 5/29/2009	250	243
Ambac, Inc.
5.950%, 12/5/2035	850	789
American General Capital II
8.500%, 7/1/2030	700	865
American International Group, Inc.
2.875%, 5/15/2008	275	261
5 4.700%, 10/1/2010	200	191
5 5.050%, 10/1/2015	725	672
5 6.250%, 5/1/2036	700	683
Aon Capital Trust
8.205%, 1/1/2027	100	109
Arch Capital Group Ltd.
7.350%, 5/1/2034	375	382
Aspen Insurance Holdings Ltd.
6.000%, 8/15/2014	300	279
Assurant, Inc.
5.625%, 2/15/2014	200	192
6.750%, 2/15/2034	200	198
Axis Capital Holdings
5.750%, 12/1/2014	275	257
CNA Financial Corp.
5.850%, 12/15/2014	850	801
Cincinnati Financial Corp.
6.125%, 11/1/2034	325	305
Commerce Group, Inc.
5.950%, 12/9/2013	175	169
Fund American Cos., Inc.
5.875%, 5/15/2013	150	143
GE Global Insurance Holdings Corp.
6.450%, 3/1/2019	500	505
7.000%, 2/15/2026	175	183
7.750%, 6/15/2030	300	340
Genworth Financial, Inc.
4.750%, 6/15/2009	300	293
4.950%, 10/1/2015	125	115
6.500%, 6/15/2034	425	431
Hartford Financial Services Group, Inc.
4.625%, 7/15/2013	400	370
Hartford Life, Inc.
7.375%, 3/1/2031	600	669
Humana Inc.
6.450%, 6/1/2016	625	617
ING Capital Funding Trust III
3 5.775%, 12/8/2049	475	450
ING USA Global
4.500%, 10/1/2010	1,375	1,309
John Hancock Financial Services
5.625%, 12/1/2008	150	150
Lincoln National Corp.
6.200%, 12/15/2011	550	557
Loews Corp.
6.000%, 2/1/2035	200	179
Marsh&McLennan Cos., Inc.
6.250%, 3/15/2012	275	274
5.750%, 9/15/2015	25	24
5.875%, 8/1/2033	100	87
MetLife, Inc.
5.500%, 6/15/2014	550	532
5.000%, 6/15/2015	450	417
6.500%, 12/15/2032	75	75
6.375%, 6/15/2034	625	612
5.700%, 6/15/2035	125	112
Principal Life Income Funding
5.125%, 3/1/2011	525	512
5.100%, 4/15/2014	475	453
Progressive Corp.
6.625%, 3/1/2029	500	518
Protective Life Secured Trust
3.700%, 11/24/2008	650	622
4.850%, 8/16/2010	125	121
Prudential Financial, Inc.
4.500%, 7/15/2013	450	412
4.750%, 4/1/2014	250	230
5.100%, 9/20/2014	275	259
5.500%, 3/15/2016	150	144
5.750%, 7/15/2033	200	182
5.400%, 6/13/2035	150	129
5.900%, 3/17/2036	275	254
Safeco Corp.
4.875%, 2/1/2010	1,250	1,208
St. Paul Travelers Cos., Inc.
5.500%, 12/1/2015	600	567
6.250%, 6/20/2016	100	99
Torchmark Corp.
6.375%, 6/15/2016	425	422
Travelers Property Casualty Corp.
3.750%, 3/15/2008	275	266
UnitedHealth Group, Inc.
3.375%, 8/15/2007	150	146
4.125%, 8/15/2009	675	644
5.000%, 8/15/2014	350	327
4.875%, 3/15/2015	250	230
5.800%, 3/15/2036	250	224
WellPoint Inc.
3.750%, 12/14/2007	425	413
4.250%, 12/15/2009	175	166
6.375%, 1/15/2012	200	203
6.800%, 8/1/2012	550	573
5.000%, 12/15/2014	125	116
5.250%, 1/15/2016	125	117
5.950%, 12/15/2034	350	318
5.850%, 1/15/2036	150	134
Willis North America Inc.
5.625%, 7/15/2015	400	374
XL Capital Ltd.
5.250%, 9/15/2014	350	324
6.375%, 11/15/2024	100	94
Real Estate Investment Trusts (0.2%)
Archstone-Smith Trust
5.250%, 5/1/2015	425	400
Boston Properties, Inc.
6.250%, 1/15/2013	500	504
5.625%, 4/15/2015	225	217
Brandywine Operating Partnership
4.500%, 11/1/2009	425	405
5.400%, 11/1/2014	225	212
Colonial Realty LP
5.500%, 10/1/2015	250	234
Developers Diversified Realty Corp.
5.375%, 10/15/2012	550	530
EOP Operating LP
7.750%, 11/15/2007	750	769
6.750%, 2/15/2008	325	329
4.650%, 10/1/2010	125	119
7.000%, 7/15/2011	150	156
6.750%, 2/15/2012	200	206
4.750%, 3/15/2014	450	411
ERP Operating LP
6.625%, 3/15/2012	1,000	1,030
5.375%, 8/1/2016	275	258
HRPT Properties Trust
6.250%, 8/15/2016	700	687
Health Care Property Investors, Inc.
6.450%, 6/25/2012	150	152
5.625%, 5/1/2017	25	23
Health Care REIT, Inc.
6.000%, 11/15/2013	500	485
6.200%, 6/1/2016	250	241
Hospitality Properties
5.125%, 2/15/2015	250	229
Kimco Realty Corp.
5.783%, 3/15/2016	125	121
Liberty Property LP
5.125%, 3/2/2015	1,025	948
ProLogis
5 5.250%, 11/15/2010	250	243
5.500%, 3/1/2013	175	169
5 5.625%, 11/15/2015	350	334
5.750%, 4/1/2016	400	385
Reckson Operating Partnership
6.000%, 3/31/2016	275	266
Regency Centers LP
6.750%, 1/15/2012	450	464
5.250%, 8/1/2015	600	562
Simon Property Group Inc.
6.375%, 11/15/2007	725	730
3.750%, 1/30/2009	200	190
4.875%, 8/15/2010	1,000	966
5.750%, 12/1/2015	175	170
Tanger Factory Outlet Centers, Inc.
6.150%, 11/15/2015	400	388
Vornado Realty
5.600%, 2/15/2011	750	735
Other (0.0%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/2007	175	171
3.375%, 10/15/2008	250	238
4.125%, 1/15/2010	1,175	1,118
4.200%, 12/15/2010	400	377
4.750%, 5/15/2012	350	332
4.625%, 10/15/2013	175	163
5.100%, 7/15/2014	50	48
4.850%, 1/15/2015	700	652
J. Paul Getty Trust
5.875%, 10/1/2033	250	241

	281,765

Industrial (3.6%)
Basic Industry (0.3%)
Alcan, Inc.
4.875%, 9/15/2012	150	142
4.500%, 5/15/2013	125	114
5.000%, 6/1/2015	250	230
7.250%, 3/15/2031	250	273
6.125%, 12/15/2033	150	141
Alcoa, Inc.
4.250%, 8/15/2007	475	468
7.375%, 8/1/2010	375	397
Aluminum Co. of America
6.750%, 1/15/2028	500	534
BHP Billiton Finance
4.800%, 4/15/2013	300	283
BHP Finance USA Ltd.
8.500%, 12/1/2012	500	574
Barrick Gold Finance Inc.
4.875%, 11/15/2014	825	770
Celulosa Arauco Constitution SA
8.625%, 8/15/2010	250	273
5.625%, 4/20/2015	775	727
Dow Chemical Co.
6.125%, 2/1/2011	625	633
7.375%, 11/1/2029	725	801
E.I. du Pont de Nemours&Co.
6.875%, 10/15/2009	330	342
4.125%, 4/30/2010	645	611
4.750%, 11/15/2012	125	118
6.500%, 1/15/2028	500	514
Falconbridge Ltd.
7.350%, 6/5/2012	375	395
ICI Wilmington
4.375%, 12/1/2008	375	361
Inco Ltd.
5.700%, 10/15/2015	450	423
7.200%, 9/15/2032	100	103
International Paper Co.
4.250%, 1/15/2009	375	360
5.850%, 10/30/2012	1,225	1,203
5.300%, 4/1/2015	200	184
Lubrizol Corp.
5.500%, 10/1/2014	300	283
MeadWestvaco Corp.
6.850%, 4/1/2012	125	127
Newmont Mining
5.875%, 4/1/2035	325	293
Noranda, Inc.
7.250%, 7/15/2012	250	260
6.000%, 10/15/2015	500	475
5.500%, 6/15/2017	250	228
Placer Dome, Inc.
6.450%, 10/15/2035	375	366
Plum Creek Timber Co.
5.875%, 11/15/2015	400	381
Potash Corp. of Saskatchewan
7.750%, 5/31/2011	1,325	1,431
Praxair, Inc.
3.950%, 6/1/2013	750	667
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	1,000	936
Rohm&Haas Co.
7.850%, 7/15/2029	600	698
Southern Copper Corp.
5 7.500%, 7/27/2035	650	614
Teck Cominco Ltd.
6.125%, 10/1/2035	700	627
Vale Overseas Ltd.
6.250%, 1/11/2016	100	95
8.250%, 1/17/2034	675	727
WMC Finance USA
5.125%, 5/15/2013	1,000	956
Weyerhaeuser Co.
5.950%, 11/1/2008	846	847
6.750%, 3/15/2012	1,350	1,376
7.375%, 3/15/2032	100	101
Capital Goods (0.4%)
BAE Systems
3 5 7.156%, 12/15/2011	368	379
Bemis Co. Inc.
4.875%, 4/1/2012	700	666
Boeing Capital Corp.
6.500%, 2/15/2012	200	207
Boeing Co.
5.125%, 2/15/2013	175	169
8.750%, 8/15/2021	500	632
6.625%, 2/15/2038	300	322
CRH America Inc.
6.950%, 3/15/2012	450	465
5.300%, 10/15/2013	100	95
6.400%, 10/15/2033	450	438
Caterpillar Financial Services Corp.
4.500%, 9/1/2008	350	341
4.150%, 1/15/2010	600	572
4.300%, 6/1/2010	1,230	1,172
5.050%, 12/1/2010	750	733
4.750%, 2/17/2015	175	162
4.625%, 6/1/2015	400	366
Caterpillar, Inc.
7.300%, 5/1/2031	225	259
7.375%, 3/1/2097	400	461
Deere&Co.
6.950%, 4/25/2014	825	880
Emerson Electric Co.
4.625%, 10/15/2012	1,500	1,402
General Dynamics Corp.
3.000%, 5/15/2008	625	596
4.250%, 5/15/2013	1,075	984
General Electric Co.
5.000%, 2/1/2013	2,125	2,036
Hanson PLC
5.250%, 3/15/2013	1,000	947
Honeywell International, Inc.
7.500%, 3/1/2010	500	530
6.125%, 11/1/2011	200	203
Ingersoll-Rand Co.
4.750%, 5/15/2015	975	896
John Deere Capital Corp.
4.875%, 3/16/2009	1,175	1,151
7.000%, 3/15/2012	650	687
Lockheed Martin Corp.
7.650%, 5/1/2016	250	281
7.750%, 5/1/2026	250	290
8.500%, 12/1/2029	700	879
Masco Corp.
5.875%, 7/15/2012	400	393
4.800%, 6/15/2015	900	798
6.500%, 8/15/2032	100	94
Mohawk Industries Inc.
5.750%, 1/15/2011	1,000	981
6.125%, 1/15/2016	1,075	1,035
Northrop Grumman Corp.
7.125%, 2/15/2011	500	527
7.750%, 2/15/2031	400	466
Raytheon Co.
8.300%, 3/1/2010	250	270
Raytheon Co.
4.850%, 1/15/2011	325	313
5.500%, 11/15/2012	375	368
5.375%, 4/1/2013	600	581
7.200%, 8/15/2027	75	83
Republic Services, Inc.
6.750%, 8/15/2011	275	284
TRW, Inc.
7.750%, 6/1/2029	650	763
Textron Financial Corp.
4.125%, 3/3/2008	125	122
Textron Financial Corp.
4.600%, 5/3/2010	400	383
Textron, Inc.
6.500%, 6/1/2012	700	719
Tyco International Group SA
6.125%, 11/1/2008	300	302
6.125%, 1/15/2009	150	151
6.750%, 2/15/2011	975	1,007
6.375%, 10/15/2011	675	689
6.000%, 11/15/2013	475	471
7.000%, 6/15/2028	400	417
USA Waste Services, Inc.
7.000%, 7/15/2028	575	595
United Technologies Corp.
4.375%, 5/1/2010	950	907
4.875%, 5/1/2015	550	513
8.875%, 11/15/2019	575	721
7.500%, 9/15/2029	100	116
5.400%, 5/1/2035	400	361
6.050%, 6/1/2036	325	318
WMX Technologies Inc.
7.100%, 8/1/2026	325	342
Waste Management, Inc.
6.875%, 5/15/2009	75	77
7.375%, 8/1/2010	75	79
5.000%, 3/15/2014	575	539
7.750%, 5/15/2032	300	340
Communication (1.0%)
AT&T Corp.
6.000%, 3/15/2009	900	903
4.125%, 9/15/2009	850	808
5.300%, 11/15/2010	450	440
6.250%, 3/15/2011	750	756
7.300%, 11/15/2011	300	318
5.875%, 2/1/2012	345	341
5.875%, 8/15/2012	155	153
5.100%, 9/15/2014	1,200	1,115
5.625%, 6/15/2016	575	543
8.000%, 11/15/2031	1,245	1,432
6.450%, 6/15/2034	400	382
6.150%, 9/15/2034	225	206
6.800%, 5/15/2036	200	199
Alltel Corp.
7.000%, 7/1/2012	550	582
America Movil SA de C.V
4.125%, 3/1/2009	525	498
5.500%, 3/1/2014	1,000	919
6.375%, 3/1/2035	200	172
BellSouth Capital Funding
7.875%, 2/15/2030	150	163
BellSouth Corp.
4.200%, 9/15/2009	300	286
4.750%, 11/15/2012	575	533
5.200%, 9/15/2014	375	349
5.200%, 12/15/2016	75	68
6.550%, 6/15/2034	700	667
6.000%, 11/15/2034	290	258
BellSouth Telecommunications
6.375%, 6/1/2028	890	835
British Sky Broadcasting Corp.
6.875%, 2/23/2009	450	461
8.200%, 7/15/2009	400	425
British Telecommunications PLC
8.375%, 12/15/2010	1,125	1,234
8.875%, 12/15/2030	750	921
CBS Corp.
5.625%, 8/15/2012	915	891
7.875%, 7/30/2030	400	424
5.500%, 5/15/2033	200	160
CenturyTel Enterprises
6.875%, 1/15/2028	150	136
CenturyTel, Inc.
5.000%, 2/15/2015	150	132
Cingular Wireless LLC
7.125%, 12/15/2031	1,000	1,030
Clear Channel Communications, Inc.
4.625%, 1/15/2008	250	245
7.650%, 9/15/2010	1,000	1,036
5.000%, 3/15/2012	200	182
5.750%, 1/15/2013	250	233
5.500%, 9/15/2014	275	248
Comcast Cable Communications Holdings Inc.
8.375%, 3/15/2013	420	466
9.455%, 11/15/2022	1,108	1,364
Comcast Cable Communications, Inc.
6.750%, 1/30/2011	300	309
8.875%, 5/1/2017	850	984
Comcast Corp.
5.850%, 1/15/2010	400	399
5.500%, 3/15/2011	800	784
5.300%, 1/15/2014	330	310
6.500%, 1/15/2015	1,400	1,406
5.900%, 3/15/2016	400	382
4.950%, 6/15/2016	675	601
7.050%, 3/15/2033	600	604
6.500%, 11/15/2035	825	776
6.450%, 3/15/2037	175	163
Cox Communications, Inc.
4.625%, 1/15/2010	1,375	1,311
6.750%, 3/15/2011	675	687
4.625%, 6/1/2013	200	179
5.450%, 12/15/2014	700	645
5.500%, 10/1/2015	600	552
Deutsche Telekom International Finance
3.875%, 7/22/2008	150	145
8.000%, 6/15/2010	1,425	1,531
5.250%, 7/22/2013	700	655
5.750%, 3/23/2016	175	166
8.250%, 6/15/2030	1,700	1,969
Embarq Corp.
7.082%, 6/1/2016	875	870
7.995%, 6/1/2036	200	201
France Telecom
7.750%, 3/1/2011	1,675	1,802
8.500%, 3/1/2031	1,300	1,557
GTE Corp.
6.940%, 4/15/2028	325	316
GTE North, Inc.
5.650%, 11/15/2008	200	198
Gannett Co., Inc.
6.375%, 4/1/2012	400	403
Grupo Televisa SA
6.625%, 3/18/2025	450	415
Koninklijke KPN NV
8.000%, 10/1/2010	500	530
New Cingular Wireless Services
7.875%, 3/1/2011	2,000	2,156
8.125%, 5/1/2012	250	275
8.750%, 3/1/2031	1,125	1,376
New England Telephone&Telegraph Co.
7.875%, 11/15/2029	250	260
News America Holdings, Inc.
9.250%, 2/1/2013	1,550	1,796
8.150%, 10/17/2036	385	429
News America Inc.
5.300%, 12/15/2014	300	284
6.200%, 12/15/2034	275	247
6.400%, 12/15/2035	775	721
Nextel Communications
6.875%, 10/31/2013	600	604
5.950%, 3/15/2014	450	433
7.375%, 8/1/2015	825	841
Omnicom Group Inc.
5.900%, 4/15/2016	50	48
Pacific Bell
7.125%, 3/15/2026	200	202
R.R. Donnelley&Sons Co.
3.750%, 4/1/2009	225	212
4.950%, 5/15/2010	150	144
4.950%, 4/1/2014	100	90
Reed Elsevier Capital
4.625%, 6/15/2012	100	93
Sprint Capital Corp.
6.125%, 11/15/2008	1,650	1,663
7.625%, 1/30/2011	1,300	1,382
8.375%, 3/15/2012	250	276
6.875%, 11/15/2028	100	100
8.750%, 3/15/2032	1,900	2,299
Telecom Italia Capital
4.000%, 11/15/2008	475	456
4.000%, 1/15/2010	950	889
4.875%, 10/1/2010	400	382
5.250%, 11/15/2013	850	787
4.950%, 9/30/2014	400	358
5.250%, 10/1/2015	1,000	903
6.375%, 11/15/2033	575	518
Telecomunicaciones de Puerto Rico
6.800%, 5/15/2009	400	406
Telefonica Emisiones SAU
5.984%, 6/20/2011	1,350	1,347
6.421%, 6/20/2016	1,250	1,248
7.045%, 6/20/2036	950	947
Telefonica Europe BV
7.750%, 9/15/2010	675	717
8.250%, 9/15/2030	750	843
Telefonos de Mexico SA
4.500%, 11/19/2008	200	192
4.750%, 1/27/2010	550	522
5.500%, 1/27/2015	550	501
Telus Corp.
8.000%, 6/1/2011	1,075	1,164
Thomson Corp.
5.750%, 2/1/2008	800	800
5.500%, 8/15/2035	50	44
Time Warner Entertainment
7.250%, 9/1/2008	125	128
10.150%, 5/1/2012	200	233
8.375%, 3/15/2023	500	552
8.375%, 7/15/2033	100	111
US Cellular
6.700%, 12/15/2033	350	329
Univision Communications, Inc.
7.850%, 7/15/2011	1,000	1,008
Verizon Communications Corp.
5.350%, 2/15/2011	50	49
5.550%, 2/15/2016	500	471
Verizon Global Funding Corp.
4.000%, 1/15/2008	250	244
7.250%, 12/1/2010	700	735
6.875%, 6/15/2012	2,975	3,087
7.375%, 9/1/2012	1,025	1,092
5.850%, 9/15/2035	500	437
Verizon Maryland, Inc.
6.125%, 3/1/2012	500	494
Verizon New Jersey, Inc.
5.875%, 1/17/2012	1,025	1,003
Verizon New York, Inc.
6.875%, 4/1/2012	300	304
Verizon Virginia, Inc.
4.625%, 3/15/2013	450	404
Vodafone AirTouch PLC
7.750%, 2/15/2010	550	581
7.875%, 2/15/2030	425	468
Vodafone Group PLC
3.950%, 1/30/2008	75	73
5.000%, 12/16/2013	1,200	1,116
5.000%, 9/15/2015	900	819
5.750%, 3/15/2016	300	286
WPP Finance USA Corp.
5.875%, 6/15/2014	425	413
Consumer Cyclical (0.6%)
Brinker International
5.750%, 6/1/2014	200	189
CVS Corp.
4.000%, 9/15/2009	350	331
4.875%, 9/15/2014	275	251
Cendant Corp.
6.250%, 1/15/2008	425	429
6.250%, 3/15/2010	250	256
7.375%, 1/15/2013	675	739
7.125%, 3/15/2015	200	220
Centex Corp.
5.125%, 10/1/2013	750	682
6.500%, 5/1/2016	200	194
D.R. Horton, Inc.
4.875%, 1/15/2010	250	237
6.000%, 4/15/2011	575	558
5.250%, 2/15/2015	680	598
6.500%, 4/15/2016	450	430
DaimlerChrysler North America Holding Corp.
4.750%, 1/15/2008	1,000	983
4.050%, 6/4/2008	1,000	965
7.200%, 9/1/2009	300	309
4.875%, 6/15/2010	850	812
8.000%, 6/15/2010	1,300	1,380
5.875%, 3/15/2011	2,600	2,558
7.300%, 1/15/2012	1,175	1,224
6.500%, 11/15/2013	500	500
8.500%, 1/18/2031	150	169
Federated Department Stores, Inc.
6.300%, 4/1/2009	500	506
6.625%, 4/1/2011	175	179
6.790%, 7/15/2027	300	294
7.000%, 2/15/2028	200	201
Harrah's Operating Co., Inc.
5.375%, 12/15/2013	225	208
5.625%, 6/1/2015	825	761
6.500%, 6/1/2016	400	391
5.750%, 10/1/2017	650	589
Home Depot Inc.
3.750%, 9/15/2009	975	924
4.625%, 8/15/2010	700	674
5.400%, 3/1/2016	1,325	1,268
J.C. Penney Co., Inc.
8.000%, 3/1/2010	600	639
7.950%, 4/1/2017	500	556
7.400%, 4/1/2037	300	312
Johnson Controls, Inc.
5.250%, 1/15/2011	300	292
6.000%, 1/15/2036	75	69
Kohl's Corp.
6.000%, 1/15/2033	225	204
Lennar Corp.
5.125%, 10/1/2010	100	95
5 5.950%, 10/17/2011	875	851
5.600%, 5/31/2015	775	707
Lowe's Cos., Inc.
5.000%, 10/15/2015	550	518
6.875%, 2/15/2028	367	398
Marriott International
4.625%, 6/15/2012	400	371
6.200%, 6/15/2016	150	148
May Department Stores Co.
3.950%, 7/15/2007	75	74
5.750%, 7/15/2014	675	654
3 9.750%, 2/15/2021	90	106
6.650%, 7/15/2024	375	365
6.700%, 7/15/2034	450	437
Nordstrom, Inc.
6.950%, 3/15/2028	200	204
Pulte Homes, Inc.
4.875%, 7/15/2009	500	482
5.200%, 2/15/2015	100	89
6.375%, 5/15/2033	400	349
Sabre Holdings
6.350%, 3/15/2016	125	117
Target Corp.
3.375%, 3/1/2008	1,650	1,593
6.350%, 1/15/2011	300	308
5.875%, 3/1/2012	700	707
7.000%, 7/15/2031	175	193
6.350%, 11/1/2032	450	461
The Walt Disney Co.
6.375%, 3/1/2012	250	257
7.000%, 3/1/2032	400	430
Time Warner, Inc.
8.180%, 8/15/2007	700	717
6.750%, 4/15/2011	650	666
6.875%, 5/1/2012	250	259
9.150%, 2/1/2023	1,475	1,743
6.625%, 5/15/2029	200	190
7.625%, 4/15/2031	785	837
7.700%, 5/1/2032	290	314
Toll Brothers, Inc.
5.150%, 5/15/2015	400	347
Toyota Motor Credit Corp.
4.250%, 3/15/2010	2,200	2,103
5.450%, 5/18/2011	600	595
Viacom Inc.
5 5.750%, 4/30/2011	275	270
5 6.250%, 4/30/2016	150	147
5 6.875%, 4/30/2036	500	479
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	2,075	2,051
3.375%, 10/1/2008	1,075	1,025
6.875%, 8/10/2009	600	621
4.000%, 1/15/2010	850	807
4.125%, 7/1/2010	150	142
4.750%, 8/15/2010	300	291
4.125%, 2/15/2011	725	682
4.550%, 5/1/2013	775	723
4.500%, 7/1/2015	600	545
7.550%, 2/15/2030	700	814
Yum! Brands, Inc.
8.875%, 4/15/2011	1,050	1,170
7.700%, 7/1/2012	250	269
6.250%, 4/15/2016	75	74
Consumer Noncyclical (0.6%)
Abbott Laboratories
3.500%, 2/17/2009	1,050	998
5.375%, 5/15/2009	125	124
5.600%, 5/15/2011	650	645
5.875%, 5/15/2016	200	198
Allergan Inc.
5 5.750%, 4/1/2016	125	122
Altria Group, Inc.
5.625%, 11/4/2008	500	498
AmerisourceBergen Corp.
5 5.875%, 9/15/2015	675	646
Amgen Inc.
4.000%, 11/18/2009	750	712
4.850%, 11/18/2014	500	464
Anheuser-Busch Cos., Inc.
6.000%, 4/15/2011	250	254
7.125%, 7/1/2017	400	399
6.800%, 8/20/2032	600	649
Archer-Daniels-Midland Co.
8.125%, 6/1/2012	500	558
5.375%, 9/15/2035	725	641
AstraZeneca PLC
5.400%, 6/1/2014	350	340
Baxter Finco, BV
4.750%, 10/15/2010	500	478
Baxter International, Inc.
4.625%, 3/15/2015	250	225
Boston Scientific
6.000%, 6/15/2011	450	444
5.450%, 6/15/2014	325	303
6.250%, 11/15/2035	275	263
Bottling Group LLC
4.625%, 11/15/2012	1,600	1,501
5.500%, 4/1/2016	775	745
Bristol-Myers Squibb Co.
4.000%, 8/15/2008	500	483
5.750%, 10/1/2011	1,325	1,322
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008	350	338
5.350%, 4/15/2014	475	441
5.100%, 7/15/2015	50	45
C.R. Bard, Inc.
6.700%, 12/1/2026	450	463
Campbell Soup Co.
6.750%, 2/15/2011	1,000	1,038
Cardinal Health, Inc.
4.000%, 6/15/2015	100	85
5.850%, 12/15/2017	150	144
Cia. Brasil de Bebidas AmBev
10.500%, 12/15/2011	280	326
8.750%, 9/15/2013	250	275
Clorox Co.
4.200%, 1/15/2010	750	715
5.000%, 1/15/2015	325	304
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	300	306
8.500%, 2/1/2022	125	153
8.000%, 9/15/2022	250	295
6.950%, 11/15/2026	750	805
ConAgra Foods, Inc.
7.875%, 9/15/2010	866	926
7.125%, 10/1/2026	50	51
7.000%, 10/1/2028	100	102
Diageo Capital PLC
3.500%, 11/19/2007	550	534
5.300%, 10/28/2015	625	592
Eli Lilly&Co.
6.000%, 3/15/2012	250	254
Fortune Brands Inc.
5.125%, 1/15/2011	300	287
5.375%, 1/15/2016	300	277
5.875%, 1/15/2036	250	217
Genentech Inc.
4.400%, 7/15/2010	50	48
4.750%, 7/15/2015	150	138
5.250%, 7/15/2035	325	280
General Mills, Inc.
6.000%, 2/15/2012	242	243
Gillette Co.
4.125%, 8/30/2007	400	393
GlaxoSmithKline Capital Inc.
4.375%, 4/15/2014	100	92
5.375%, 4/15/2034	300	275
Grand Metropolitan Investment Corp.
9.000%, 8/15/2011	1,000	1,133
H.J. Heinz Co.
6.750%, 3/15/2032	500	490
Hospira, Inc.
4.950%, 6/15/2009	300	292
5.900%, 6/15/2014	200	196
Johnson&Johnson
3.800%, 5/15/2013	425	384
4.950%, 5/15/2033	250	220
Kellogg Co.
2.875%, 6/1/2008	250	237
6.600%, 4/1/2011	1,530	1,579
Kimberly-Clark Corp.
5.625%, 2/15/2012	250	250
4.875%, 8/15/2015	650	609
Kraft Foods, Inc.
4.125%, 11/12/2009	1,025	972
5.625%, 11/1/2011	400	394
6.250%, 6/1/2012	550	556
5.250%, 10/1/2013	200	191
6.500%, 11/1/2031	875	869
Kroger Co.
7.800%, 8/15/2007	50	51
6.800%, 4/1/2011	1,325	1,356
6.200%, 6/15/2012	1,000	994
4.950%, 1/15/2015	500	451
7.500%, 4/1/2031	100	104
Laboratory Corp. of America
5.625%, 12/15/2015	325	310
Medtronic Inc.
4.375%, 9/15/2010	300	286
4.750%, 9/15/2015	550	502
Merck&Co.
4.375%, 2/15/2013	500	456
4.750%, 3/1/2015	250	229
6.400%, 3/1/2028	225	223
5.950%, 12/1/2028	250	236
Molson Coors Capital Finance
4.850%, 9/22/2010	200	192
Newell Rubbermaid, Inc.
4.000%, 5/1/2010	500	467
PepsiAmericas Inc.
5.000%, 5/15/2017	450	411
Pfizer, Inc.
4.500%, 2/15/2014	1,375	1,291
Philip Morris Cos., Inc.
7.650%, 7/1/2008	450	465
7.750%, 1/15/2027	675	753
Procter&Gamble Co.
6.875%, 9/15/2009	750	778
4.950%, 8/15/2014	100	95
5.800%, 8/15/2034	625	601
Procter&Gamble Co. ESOP
3 9.360%, 1/1/2021	1,200	1,475
Quest Diagnostic, Inc.
5.450%, 11/1/2015	750	709
Safeway, Inc.
4.950%, 8/16/2010	350	336
6.500%, 3/1/2011	1,000	1,009
Schering-Plough Corp.
5.550%, 12/1/2013	575	557
6.750%, 12/1/2033	300	306
Sysco Corp.
5.375%, 9/21/2035	500	446
Teva Pharmaceutical Finance LLC
6.150%, 2/1/2036	900	813
Tyson Foods, Inc.
8.250%, 10/1/2011	300	317
Unilever Capital Corp.
7.125%, 11/1/2010	950	998
5.900%, 11/15/2032	250	236
Universal Health Services, Inc.
7.125%, 6/30/2016	125	126
Wm. Wrigley Jr. Co.
4.300%, 7/15/2010	600	571
4.650%, 7/15/2015	300	275
Wyeth
4.375%, 3/1/2008	500	490
6.950%, 3/15/2011	500	521
5.500%, 3/15/2013	350	341
5.500%, 2/1/2014	700	678
6.450%, 2/1/2024	400	399
6.500%, 2/1/2034	200	200
6.000%, 2/15/2036	1,125	1,047
Energy (0.3%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031	750	844
Amerada Hess Corp.
6.650%, 8/15/2011	425	436
7.875%, 10/1/2029	625	693
Anadarko Finance Co.
6.750%, 5/1/2011	875	899
Apache Finance Canada
7.750%, 12/15/2029	225	263
Baker Hughes, Inc.
6.875%, 1/15/2029	400	430
Burlington Resources, Inc.
6.680%, 2/15/2011	375	389
6.500%, 12/1/2011	300	311
7.400%, 12/1/2031	600	688
Canadian Natural Resources
5.450%, 10/1/2012	800	775
4.900%, 12/1/2014	525	484
7.200%, 1/15/2032	500	543
6.450%, 6/30/2033	375	374
ChevronTexaco Capital Co.
3.500%, 9/17/2007	750	732
3.375%, 2/15/2008	450	435
Conoco Funding Co.
6.350%, 10/15/2011	175	180
Devon Financing Corp.
7.875%, 9/30/2031	1,000	1,137
Diamond Offshore Drilling
4.875%, 7/1/2015	100	92
Encana Corp.
4.600%, 8/15/2009	425	411
4.750%, 10/15/2013	25	23
Encana Holdings Finance Corp.
5.800%, 5/1/2014	50	49
Halliburton Co.
5.500%, 10/15/2010	250	248
Marathon Oil Corp.
6.125%, 3/15/2012	400	404
6.800%, 3/15/2032	250	259
Nexen, Inc.
5.050%, 11/20/2013	400	376
7.875%, 3/15/2032	100	112
Noble Corp.
5.875%, 6/1/2013	450	446
Norsk Hydro
6.360%, 1/15/2009	500	508
7.250%, 9/23/2027	300	341
7.150%, 1/15/2029	250	281
Occidental Petroleum
6.750%, 1/15/2012	625	655
7.200%, 4/1/2028	400	442
Ocean Energy, Inc.
4.375%, 10/1/2007	250	246
PanCanadian Energy Corp.
7.200%, 11/1/2031	225	248
Petro-Canada
4.000%, 7/15/2013	800	707
7.875%, 6/15/2026	100	115
5.350%, 7/15/2033	450	381
5.950%, 5/15/2035	500	453
Petro-Canada Financial Partnership
5.000%, 11/15/2014	25	23
Phillips Petroleum Co.
8.750%, 5/25/2010	1,325	1,461
Questar Market Resources
6.050%, 9/1/2016	350	344
Shell International Finance
5.625%, 6/27/2011	50	50
Sunoco, Inc.
4.875%, 10/15/2014	175	161
Talisman Energy, Inc.
5.125%, 5/15/2015	100	93
5.850%, 2/1/2037	650	574
Tosco Corp.
8.125%, 2/15/2030	1,150	1,403
Transocean Sedco Forex, Inc.
7.500%, 4/15/2031	300	340
Valero Energy Corp.
7.500%, 4/15/2032	750	809
XTO Energy, Inc.
6.250%, 4/15/2013	250	250
5.000%, 1/31/2015	200	182
5.300%, 6/30/2015	150	139
Technology (0.2%)
Cisco Systems Inc.
5.250%, 2/22/2011	1,950	1,914
5.500%, 2/22/2016	900	866
Computer Sciences Corp.
3.500%, 4/15/2008	250	239
Deluxe Corp.
3.500%, 10/1/2007	175	168
5.125%, 10/1/2014	175	139
Electronic Data Systems
7.125%, 10/15/2009	175	181
6.500%, 8/1/2013	225	221
7.450%, 10/15/2029	125	131
First Data Corp.
3.375%, 8/1/2008	325	311
3.900%, 10/1/2009	125	118
4.500%, 6/15/2010	450	430
5.625%, 11/1/2011	350	347
4.850%, 10/1/2014	150	139
4.950%, 6/15/2015	275	255
Harris Corp.
5.000%, 10/1/2015	425	389
Hewlett-Packard Co.
3.625%, 3/15/2008	700	677
International Business Machines Corp.
6.450%, 8/1/2007	1,000	1,009
3.800%, 2/1/2008	175	170
5.375%, 2/1/2009	325	324
4.750%, 11/29/2012	450	427
7.500%, 6/15/2013	550	603
7.125%, 12/1/2096	950	1,018
Motorola, Inc.
7.625%, 11/15/2010	980	1,049
8.000%, 11/1/2011	100	110
7.500%, 5/15/2025	325	356
6.500%, 11/15/2028	175	174
Oracle Corp.
5.000%, 1/15/2011	450	435
5.250%, 1/15/2016	1,100	1,030
Pitney Bowes Credit Corp.
5.750%, 8/15/2008	375	376
4.875%, 8/15/2014	100	93
4.750%, 1/15/2016	1,350	1,224
Science Applications International Corp.
6.250%, 7/1/2012	100	101
5.500%, 7/1/2033	100	86
Transportation (0.2%)
American Airlines, Inc.
3 6.855%, 4/15/2009	321	329
7.024%, 10/15/2009	600	614
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010	1,250	1,314
7.000%, 12/15/2025	200	215
CNF, Inc.
6.700%, 5/1/2034	350	329
CSX Corp.
6.750%, 3/15/2011	400	414
6.300%, 3/15/2012	1,000	1,019
Canadian National Railway Co.
4.250%, 8/1/2009	300	288
6.800%, 7/15/2018	775	832
6.250%, 8/1/2034	350	357
6.200%, 6/1/2036	350	351
Canadian Pacific Rail
7.125%, 10/15/2031	450	495
Continental Airlines, Inc.
3 6.648%, 9/15/2017	651	645
ERAC USA Finance Co.
5 7.350%, 6/15/2008	475	487
FedEx Corp.
3.500%, 4/1/2009	400	378
Mass Transit Railway Corp.
7.500%, 11/8/2010	300	320
Norfolk Southern Corp.
6.200%, 4/15/2009	1,250	1,264
7.700%, 5/15/2017	400	451
9.750%, 6/15/2020	116	151
5.590%, 5/17/2025	72	66
7.800%, 5/15/2027	300	349
7.250%, 2/15/2031	78	86
7.050%, 5/1/2037	200	218
7.900%, 5/15/2097	100	116
Ryder System Inc.
5.950%, 5/2/2011	350	348
Southwest Airlines Co.
6.500%, 3/1/2012	650	663
5.125%, 3/1/2017	400	360
Union Pacific Corp.
7.250%, 11/1/2008	300	309
3.625%, 6/1/2010	400	370
6.125%, 1/15/2012	100	101
6.500%, 4/15/2012	200	206
7.125%, 2/1/2028	500	541
6.625%, 2/1/2029	200	207
Other (0.0%)
Black&Decker Corp.
4.750%, 11/1/2014	625	562
Cooper Industries, Inc.
5.250%, 11/15/2012	425	411
Dover Corp.
4.875%, 10/15/2015	225	208
Rockwell International Corp.
6.700%, 1/15/2028	200	212

	301,282

Utilities (0.7%)
Electric (0.5%)
AEP Texas Central Co.
5.500%, 2/15/2013	550	535
6.650%, 2/15/2033	400	399
Alabama Power Co.
3.500%, 11/15/2007	400	388
5.500%, 10/15/2017	550	529
American Electric Power Co., Inc.
5.375%, 3/15/2010	325	320
Arizona Public Service Co.
5.800%, 6/30/2014	50	48
4.650%, 5/15/2015	275	243
5.500%, 9/1/2035	100	84
Boston Edison Co.
4.875%, 10/15/2012	75	72
4.875%, 4/15/2014	225	213
Carolina Power&Light Co.
5.125%, 9/15/2013	325	309
CenterPoint Energy Houston
5.700%, 3/15/2013	1,425	1,402
Cincinnati Gas&Electric Co.
5.700%, 9/15/2012	675	662
Cleveland Electric Illumination Co.
7.880%, 11/1/2017	200	226
Columbus Southern Power
5.850%, 10/1/2035	400	363
Commonwealth Edison Co.
3.700%, 2/1/2008	350	339
Connecticut Light&Power Co.
6.350%, 6/1/2036	750	753
Consolidated Edison Co. of New York
5.375%, 12/15/2015	125	121
5.300%, 3/1/2035	200	171
Constellation Energy Group, Inc.
7.000%, 4/1/2012	100	104
4.550%, 6/15/2015	500	442
7.600%, 4/1/2032	100	109
Consumers Energy Co.
4.250%, 4/15/2008	175	170
5.000%, 2/15/2012	725	689
5.375%, 4/15/2013	175	168
5.500%, 8/15/2016	425	400
DTE Energy Co.
7.050%, 6/1/2011	250	259
Detroit Edison Co.
5.700%, 10/1/2037	125	111
Dominion Resources, Inc.
8.125%, 6/15/2010	675	724
5.250%, 8/1/2033	200	186
Duke Energy Corp.
6.250%, 1/15/2012	1,225	1,248
5.625%, 11/30/2012	250	247
El Paso Electric Co.
6.000%, 5/15/2035	175	157
Energy East Corp.
6.750%, 6/15/2012	500	515
Entergy Gulf States, Inc.
3.600%, 6/1/2008	250	239
Exelon Corp.
4.900%, 6/15/2015	500	457
FirstEnergy Corp.
6.450%, 11/15/2011	750	763
7.375%, 11/15/2031	850	915
Florida Power&Light Co.
4.850%, 2/1/2013	250	238
5.950%, 10/1/2033	100	96
5.625%, 4/1/2034	225	207
4.950%, 6/1/2035	200	165
5.400%, 9/1/2035	425	377
5 6.200%, 6/1/2036	550	546
5.650%, 2/1/2037	450	413
Florida Power Corp.
4.500%, 6/1/2010	700	668
Jersey Central Power&Light
5.625%, 5/1/2016	350	340
Kansas City Power&Light
6.050%, 11/15/2035	200	189
MidAmerican Energy Co.
6.750%, 12/30/2031	1,050	1,096
MidAmerican Energy Holdings Co.
5.875%, 10/1/2012	750	746
5.000%, 2/15/2014	300	280
5 6.125%, 4/1/2036	2,150	2,007
National Rural Utilities Cooperative Finance Corp.
4.375%, 10/1/2010	150	143
7.250%, 3/1/2012	150	160
4.750%, 3/1/2014	700	652
8.000%, 3/1/2032	600	727
NiSource Finance Corp.
7.875%, 11/15/2010	750	802
5.400%, 7/15/2014	675	638
Northern States Power Co.
6.250%, 6/1/2036	950	950
Ohio Edison
6.400%, 7/15/2016	250	251
Ohio Power Co.
6.000%, 6/1/2016	150	148
Oncor Electric Delivery Co.
6.375%, 1/15/2015	175	175
7.250%, 1/15/2033	600	648
PPL Electric Utilities Corp.
6.250%, 8/15/2009	800	810
PPL Energy Supply LLC
6.400%, 11/1/2011	250	254
PSE&G Power LLC
6.950%, 6/1/2012	100	104
5.500%, 12/1/2015	450	427
8.625%, 4/15/2031	150	185
PSI Energy Inc.
5.000%, 9/15/2013	250	234
PacifiCorp
6.900%, 11/15/2011	500	525
5.250%, 6/15/2035	475	406
Pacific Gas&Electric Co.
3.600%, 3/1/2009	850	807
4.200%, 3/1/2011	225	211
4.800%, 3/1/2014	150	140
6.050%, 3/1/2034	1,525	1,443
Pepco Holdings, Inc.
5.500%, 8/15/2007	500	498
6.450%, 8/15/2012	175	177
Progress Energy, Inc.
5.850%, 10/30/2008	225	225
7.100%, 3/1/2011	950	990
Progress Energy, Inc.
7.750%, 3/1/2031	625	691
7.000%, 10/30/2031	550	562
Public Service Co. of Colorado
4.375%, 10/1/2008	725	705
Puget Sound Energy Inc.
5.483%, 6/1/2035	100	88
SCANA Corp.
6.875%, 5/15/2011	625	652
South Carolina Electric&Gas Co.
6.625%, 2/1/2032	450	474
5.300%, 5/15/2033	275	243
Southern California Edison Co.
5.000%, 1/15/2014	225	212
5.000%, 1/15/2016	400	372
6.000%, 1/15/2034	675	648
5.750%, 4/1/2035	275	253
5.625%, 2/1/2036	1,025	925
Southern Power Co.
6.250%, 7/15/2012	75	75
TXU Energy Co.
6.125%, 3/15/2008	500	501
Tampa Electric Co.
6.550%, 5/15/2036	375	376
Union Electric Co.
5.400%, 2/1/2016	350	333
United Utilities PLC
5.375%, 2/1/2019	700	634
Virginia Electric&Power Co.
5.400%, 1/15/2016	700	665
6.000%, 1/15/2036	525	484
Wisconsin Electric Power Co.
5.625%, 5/15/2033	200	185
Xcel Energy, Inc.
7.000%, 12/1/2010	600	625
6.500%, 7/1/2036	225	221
Natural Gas (0.2%)
AGL Capital Corp.
7.125%, 1/14/2011	300	313
Atmos Energy Corp.
4.000%, 10/15/2009	500	471
4.950%, 10/15/2014	1,000	914
Boardwalk Pipelines LLC
5.500%, 2/1/2017	200	189
CenterPoint Energy Resources
7.875%, 4/1/2013	250	272
Consolidated Natural Gas
6.850%, 4/15/2011	600	620
5.000%, 12/1/2014	350	322
Duke Energy Field Services
7.875%, 8/16/2010	275	294
Energy Transfer Partners LP
5.650%, 8/1/2012	275	265
5.950%, 2/1/2015	300	290
Enron Corp.
** 9.125%, 4/1/2003	700	235
** 7.125%, 5/15/2007	300	101
** 6.875%, 10/15/2007	1,000	335
Enterprise Products Operating LP
4.950%, 6/1/2010	475	455
5.600%, 10/15/2014	450	426
6.875%, 3/1/2033	150	145
KN Energy, Inc.
7.250%, 3/1/2028	100	90
Kinder Morgan Energy Partners LP
7.125%, 3/15/2012	900	933
5.125%, 11/15/2014	475	437
5.800%, 3/15/2035	300	256
Kinder Morgan, Inc.
6.500%, 9/1/2012	1,175	1,112
6.400%, 1/5/2036	300	244
Magellan Midstream Partners, LP
5.650%, 10/15/2016	150	140
Oneok Inc.
5.200%, 6/15/2015	300	275
6.000%, 6/15/2035	275	248
San Diego Gas&Electric
5.300%, 11/15/2015	100	96
5.350%, 5/15/2035	100	89
Sempra Energy
7.950%, 3/1/2010	50	53
6.000%, 2/1/2013	200	199
Southern California Gas Co.
5.750%, 11/15/2035	25	24
Texas Gas Transmission
4.600%, 6/1/2015	250	224
Trans-Canada Pipelines
4.000%, 6/15/2013	750	670
5.850%, 3/15/2036	125	117
Yosemite Security Trust
**5 8.250%, 11/15/2004	4,000	2,540

	58,496

Total Corporate Bonds
(Cost $922,645)	895,742

Sovereign Bonds (U.S. Dollar-Denominated)(1.3%)

African Development Bank
3.250%, 8/1/2008	600	576
Asian Development Bank
4.500%, 9/4/2012	500	476
5.593%, 7/16/2018	500	498
Bayerische Landesbank
2.875%, 10/15/2008	500	471
Canadian Government
5.250%, 11/5/2008	450	449
Canadian Mortgage&Housing
2.950%, 6/2/2008	400	383
China Development Bank
4.750%, 10/8/2014	450	417
5.000%, 10/15/2015	175	164
Corp. Andina de Fomento
5.200%, 5/21/2013	425	405
Development Bank of Japan
4.250%, 6/9/2015	250	226
Eksportfinans
4.750%, 12/15/2008	1,175	1,157
5.500%, 5/25/2016	1,900	1,887
European Investment Bank
3.125%, 10/15/2007	1,000	973
3.500%, 3/14/2008	2,450	2,378
3.875%, 8/15/2008	3,000	2,917
4.000%, 3/3/2010	1,400	1,335
5.250%, 6/15/2011	1,100	1,093
4.625%, 5/15/2014	2,000	1,895
Export Development Canada
4.000%, 8/1/2007	350	345
Export-Import Bank of Korea
4.500%, 8/12/2009	725	700
4.625%, 3/16/2010	200	192
5.125%, 3/16/2015	150	141
Federation of Malaysia
8.750%, 6/1/2009	500	536
7.500%, 7/15/2011	250	265
Financement Quebec
5.000%, 10/25/2012	500	485
Hellenic Republic
6.950%, 3/4/2008	525	536
Instituto de Credito Oficial
6.000%, 5/19/2008	750	760
Inter-American Development Bank
6.375%, 10/22/2007	608	616
5.750%, 2/26/2008	750	755
5.375%, 11/18/2008	175	176
5.625%, 4/16/2009	3,000	3,020
8.500%, 3/15/2011	175	196
7.000%, 6/15/2025	250	287
International Bank for Reconstruction&Development
4.125%, 6/24/2009	325	315
4.125%, 8/12/2009	1,775	1,717
International Finance Corp.
3.000%, 4/15/2008	700	672
Japan Bank International
4.750%, 5/25/2011	675	653
Japan Finance Corp.
5.875%, 3/14/2011	375	380
4.625%, 4/21/2015	500	464
Korea Development Bank
4.750%, 7/20/2009	900	874
4.625%, 9/16/2010	600	575
5.750%, 9/10/2013	1,100	1,090
Korea Electric Power
7.750%, 4/1/2013	750	824
Kreditanstalt fur Wiederaufbau
3.250%, 7/16/2007	5,100	5,001
3.750%, 1/24/2008	700	683
4.625%, 11/17/2008	2,125	2,089
5.250%, 5/19/2009	700	697
4.250%, 6/15/2010	800	768
4.125%, 10/15/2014	75	68
5.125%, 3/14/2016	175	171
Landwirtschaftliche Rentenbank
3.375%, 11/15/2007	1,200	1,168
3.250%, 6/16/2008	300	288
3.875%, 9/4/2008	1,000	967
3.625%, 10/20/2009	225	213
4.875%, 11/16/2015	375	356
Nordic Investment Bank
3.125%, 4/24/2008	400	385
3.875%, 6/15/2010	350	331
Ontario Hydro Electric
6.100%, 1/30/2008	500	505
7.450%, 3/31/2013	600	664
Pemex Project Funding Master Trust
8.500%, 2/15/2008	475	492
6.125%, 8/15/2008	525	526
7.875%, 2/1/2009	1,570	1,619
9.125%, 10/13/2010	250	272
8.000%, 11/15/2011	100	106
5.750%, 12/15/2015	1,225	1,121
8.625%, 2/1/2022	600	665
5 6.625%, 6/15/2035	500	446
6.625%, 6/15/2035	350	312
People's Republic of China
7.300%, 12/15/2008	200	208
4.750%, 10/29/2013	200	189
Petrobras International Finance
9.750%, 7/6/2011	375	428
Province of British Columbia
5.375%, 10/29/2008	1,000	1,001
Province of Manitoba
7.500%, 2/22/2010	1,000	1,066
Province of New Brunswick
3.500%, 10/23/2007	500	487
Province of Nova Scotia
5.750%, 2/27/2012	250	252
Province of Ontario
3.350%, 7/16/2007	925	906
5.500%, 10/1/2008	150	150
3.625%, 10/21/2009	225	213
5.125%, 7/17/2012	1,800	1,766
4.750%, 1/19/2016	750	705
5.450%, 4/27/2016	500	494
Province of Quebec
5.750%, 2/15/2009	1,000	1,006
5.000%, 7/17/2009	1,250	1,230
4.600%, 5/26/2015	350	323
5.000%, 3/1/2016	200	189
7.125%, 2/9/2024	400	457
7.500%, 9/15/2029	1,000	1,208
Quebec Hydro Electric
6.300%, 5/11/2011	2,325	2,369
8.400%, 1/15/2022	500	633
Region of Lombardy, Italy
5.804%, 10/25/2032	500	481
Republic of Chile
5.625%, 7/23/2007	925	924
7.125%, 1/11/2012	350	370
5.500%, 1/15/2013	100	98
Republic of Hungary
4.750%, 2/3/2015	1,100	1,007
Republic of Italy
3.625%, 9/14/2007	1,500	1,469
3.750%, 12/14/2007	500	489
4.000%, 6/16/2008	1,000	974
6.000%, 2/22/2011	1,175	1,195
5.625%, 6/15/2012	5,025	5,029
4.500%, 1/21/2015	1,375	1,262
6.875%, 9/27/2023	125	139
5.375%, 6/15/2033	1,400	1,301
Republic of Korea
8.875%, 4/15/2008	950	1,004
4.250%, 6/1/2013	1,550	1,405
Republic of Poland
6.250%, 7/3/2012	625	639
5.000%, 10/19/2015	375	353
Republic of South Africa
7.375%, 4/25/2012	1,175	1,225
6.500%, 6/2/2014	650	650
8.500%, 6/23/2017	250	282
State of Israel
4.625%, 6/15/2013	200	185
Swedish Export Credit Corp.
4.125%, 10/15/2008	1,050	1,022
United Mexican States
10.375%, 2/17/2009	795	880
9.875%, 2/1/2010	500	563
8.375%, 1/14/2011	4,000	4,354
7.500%, 1/14/2012	145	153
6.375%, 1/16/2013	767	766
5.875%, 1/15/2014	750	726
6.625%, 3/3/2015	343	348
11.375%, 9/15/2016	100	136
5.625%, 1/15/2017	3,925	3,646
8.125%, 12/30/2019	800	898
8.300%, 8/15/2031	1,450	1,659
7.500%, 4/8/2033	250	263
6.750%, 9/27/2034	700	676

Total Sovereign Bonds
(Cost $109,182)	106,038

Taxable Municipal Bonds (0.1%)

Illinois (Taxable Pension) GO
4.950%, 6/1/2023	750	678
5.100%, 6/1/2033	3,600	3,227
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	650	608
New Jersey Econ. Dev. Auth. State Pension Rev
7.425%, 2/15/2029	425	498
New Jersey Turnpike Auth. Rev
4.252%, 1/1/2016	15	14
4.252%, 1/1/2016	335	305
Oregon (Taxable Pension) GO
5.762%, 6/1/2023	250	249
5.892%, 6/1/2027	375	372
Oregon School Board Assn
4.759%, 6/30/2028	300	260
5.528%, 6/30/2028	125	119
Wisconsin Public Service Rev
4.800%, 5/1/2013	275	261
5.700%, 5/1/2026	325	318

Total Taxable Municipal Bonds
(Cost $7,154)	6,909

Temporary Cash Investments (1.6%)(1)

U.S. Agency Obligations (0.0%)

2 Federal Home Loan Bank
6 5.377%, 9/29/2006	3,000	2,962
2 Federal National Mortgage Assn
6 4.847%, 7/5/2006	3,000	2,999

	5,961

Shares

Money Market Fund (1.6%)

7 Vanguard Market Liquidity Fund, 5.136%	107,817,092	107,817
7 Vanguard Market Liquidity Fund, 5.136%	20,302,367	20,302

	128,119

Total Temporary Cash Investments
(Cost $134,080)	134,080

Total Investments (100.7%)
(Cost $7,093,233)	8,330,921

Other Assets and Liabilities--Net (-0.7%)	(55,804)

Net Assets (100%)	8,275,117

*Non-income-producing security.
**Non-income-producing security — security in default.
^Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.4% and 1.4%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
4 Adjustable-rate note.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $15,890,000, representing 0.2% of net assets.
6 Securities with a value of $5,961,000 have been segregated as initial margin for open futures contracts.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
GO — General Obligation Bond.
REIT — Real Estate Investment Trust.

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.